UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:         811-07852

USAA Mutual Funds Trust

(Exact name of registrant as specified in charter)

15935 La Cantera Pkwy, San Antonio, Texas	78256
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-235-8396

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Item 1. Reports to Stockholders.

NOVEMBER 30, 2022

Semi Annual Report

USAA Cornerstone Moderately
Conservative Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information	25
Proxy Voting and Portfolio Holdings Information	25
Expense Example	25
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	November 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks current income with a secondary focus on capital appreciation.

Asset Allocation*:

November 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

**  Percentage is less than 0.05%.

2

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (0.0%) (a)
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47 (b)	$55	$52
Total Asset-Backed Securities (Cost $55)		52
Common Stocks (15.5%)
Communication Services (1.3%):
AT&T, Inc.	30,371	586
Comcast Corp. Class A	7,179	263
Omnicom Group, Inc.	3,223	257
The Interpublic Group of Cos., Inc.	17,348	596
Verizon Communications, Inc.	17,765	692
		2,394
Consumer Discretionary (1.1%):
Best Buy Co., Inc.	3,488	298
eBay, Inc.	5,443	247
Garmin Ltd.	689	64
Lennar Corp. Class A	6,836	600
Target Corp.	3,204	535
Whirlpool Corp.	1,649	242
		1,986
Consumer Staples (0.6%):
Altria Group, Inc.	13,458	627
Philip Morris International, Inc.	4,446	443
		1,070
Energy (0.6%):
EOG Resources, Inc.	2,946	418
Exxon Mobil Corp.	5,393	601
ONEOK, Inc.	1,202	80
		1,099
Financials (1.5%):
Ameriprise Financial, Inc.	2,065	686
Discover Financial Services	3,048	330
JPMorgan Chase & Co.	3,771	521
Regions Financial Corp.	5,684	132
Signature Bank	1,113	155
Synchrony Financial	9,204	346
The Goldman Sachs Group, Inc.	713	275
The Hartford Financial Services Group, Inc.	5,325	407
		2,852
Health Care (2.2%):
Abbott Laboratories	4,740	510
AbbVie, Inc.	2,320	374
Amgen, Inc.	1,220	349
Bristol-Myers Squibb Co.	2,117	170
Cardinal Health, Inc.	3,952	317

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Elevance Health, Inc.	310	$165
Gilead Sciences, Inc.	7,989	702
Medtronic PLC	2,873	227
Merck & Co., Inc.	2,844	313
Pfizer, Inc.	4,325	217
UnitedHealth Group, Inc.	729	399
West Pharmaceutical Services, Inc.	1,707	401
		4,144
Industrials (1.3%):
3M Co.	4,026	507
Cintas Corp.	266	123
Lockheed Martin Corp.	871	423
Masco Corp.	7,692	391
Robert Half International, Inc.	4,847	382
United Parcel Service, Inc. Class B	2,732	518
		2,344
Information Technology (5.8%):
Accenture PLC Class A	2,484	747
Apple, Inc.	14,457	2,140
Applied Materials, Inc.	2,523	277
Automatic Data Processing, Inc.	907	240
Broadcom, Inc.	1,313	723
Cisco Systems, Inc.	11,339	564
Cognizant Technology Solutions Corp. Class A	3,285	204
HP, Inc.	6,716	202
Intel Corp.	16,703	502
International Business Machines Corp.	2,684	400
KLA Corp.	1,576	620
Lam Research Corp.	405	191
Mastercard, Inc. Class A	294	105
Microsoft Corp.	8,543	2,180
Motorola Solutions, Inc.	597	162
NetApp, Inc.	1,703	115
Paychex, Inc.	3,715	461
QUALCOMM, Inc.	4,064	514
Teradyne, Inc.	2,398	224
Visa, Inc. Class A	1,582	343
		10,914
Materials (0.4%):
CF Industries Holdings, Inc.	1,988	215
LyondellBasell Industries NV Class A	3,867	329
Newmont Corp.	2,094	100
Nucor Corp.	562	84
The Mosaic Co.	1,801	92
		820
Real Estate (0.3%):
American Tower Corp.	564	125
Crown Castle, Inc.	991	140

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Digital Realty Trust, Inc.	1,029	$116
Equinix, Inc.	80	55
Prologis, Inc.	1,532	180
		616
Utilities (0.4%):
Evergy, Inc.	5,325	316
Pinnacle West Capital Corp.	2,352	184
The Southern Co.	3,149	213
		713
Total Common Stocks (Cost $27,755)		28,952
U.S. Treasury Obligations (2.0%)
U.S. Treasury Notes, 1.63%, 4/30/23 (c)	$3,800	3,754
Total U.S. Treasury Obligations (Cost $3,797)		3,754
Exchange-Traded Funds (41.7%)
First Trust TCW Securitized Plus ETF	136,569	2,918
Invesco DB Commodity Index Tracking Fund (d) (e)	22,900	584
Invesco FTSE RAFI Developed Markets ex-US ETF	35,176	1,489
Invesco FTSE RAFI Emerging Markets ETF	86,305	1,560
iShares 0-5 Year TIPS Bond ETF	36,290	3,545
iShares 20+ Year Treasury Bond ETF	5,248	539
iShares 7-10 Year Treasury Bond ETF	34,855	3,402
iShares Core MSCI Emerging Markets ETF	84,595	4,108
iShares Core S&P 500 ETF	3,510	1,437
iShares Core S&P Small-Cap ETF	39,211	3,993
iShares Core US Aggregate Bond ETF	25,045	2,462
iShares iBoxx High Yield Corporate Bond ETF (e)	95,171	7,201
iShares JP Morgan USD Emerging Markets Bond ETF	14,224	1,229
iShares MSCI Canada ETF (e)	27,600	971
iShares MSCI International Momentum Factor ETF (e)	71,831	2,275
iShares MSCI International Quality Factor ETF	81,444	2,719
iShares Russell 2000 ETF (e)	11,311	2,119
JPMorgan BetaBuilders Canada ETF	4,851	297
Schwab Fundamental Emerging Markets Large Co. Index ETF	170,705	4,502
Schwab Fundamental International Large Co. Index ETF	237,343	7,168
Schwab Fundamental International Small Co. Index ETF	50,100	1,593
SPDR Gold Shares (d)	10,332	1,703
SPDR S&P Emerging Markets SmallCap ETF (e)	7,496	378
Vanguard FTSE All-World ex-U.S. ETF	12,645	656
Vanguard FTSE Developed Markets ETF	125,318	5,440
Vanguard Mortgage-Backed Securities ETF	56,777	2,617
Vanguard Real Estate ETF	7,052	621
Vanguard S&P 500 ETF	1,293	484
Vanguard Short-Term Bond ETF	57,182	4,317
Vanguard Small-Cap Value ETF	11,516	1,952
Vanguard Total Stock Market ETF	6,593	1,345

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Wisdom Tree Trust — WisdomTree Emerging Markets SmallCap Dividend Fund	5,259	$236
Xtrackers USD High Yield Corporate Bond ETF (e)	69,791	2,416
Total Exchange-Traded Funds (Cost $74,871)		78,276
Affiliated Exchange-Traded Funds (39.6%)
VictoryShares Emerging Markets Value Momentum ETF	9,770	394
VictoryShares ESG Core Plus Bond ETF	686,365	14,652
VictoryShares USAA Core Intermediate-Term Bond ETF	1,217,107	55,794
VictoryShares USAA Core Short-Term Bond ETF	69,125	3,367
Total Affiliated Exchange-Traded Funds (Cost $85,371)		74,207
Collateral for Securities Loaned (3.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.73% (f)	1,565,018	1,565
HSBC U.S. Government Money Market Fund, I Shares, 3.75% (f)	1,565,018	1,565
Invesco Government & Agency Portfolio, Institutional Shares, 3.74% (f)	1,565,018	1,565
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.62% (f)	1,565,018	1,565
Total Collateral for Securities Loaned (Cost $6,260)		6,260
Total Investments (Cost $198,109) — 102.1%		191,501
Liabilities in excess of other assets — (2.1)%		(3,913)
NET ASSETS — 100.00%		$187,588

At November 30, 2022, the Fund's investments in foreign securities were 17.9% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Amount represents less than 0.05% of net assets.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of November 30, 2022, the fair value of these securities was $52 thousands and amounted to less than 0.05% of net assets.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Non-income producing security.

(e)  All or a portion of this security is on loan.

(f)  Rate disclosed is the daily yield on November 30, 2022.

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

PLC — Public Limited Company

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2022

  (Unaudited)

Futures Contracts Purchased

(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Futures	47	12/16/22	$1,745,791	$1,939,017	$193,226
FTSE 100 Index Futures	34	12/16/22	3,011,203	3,113,293	102,090
S&P/Toronto Stock Exchange 60 Index Futures	16	12/15/22	2,855,170	2,950,900	95,730
					$391,046
Futures Contracts Sold
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	13	12/15/22	$1,529,838	$1,611,966	$(82,128)
E-Mini Russell 2000 Index Futures	11	12/16/22	990,462	1,038,125	(47,663)
Hang Seng Index Futures	13	12/29/22	1,468,674	1,549,291	(80,617)
Swiss Market Index Futures	14	12/16/22	1,615,762	1,651,707	(35,945)
Tokyo Price Index Futures	11	12/8/22	1,559,560	1,585,428	(25,868)
					$(272,221)
Total unrealized appreciation					$391,046
Total unrealized depreciation					(272,221)
Total net unrealized appreciation (depreciation)					$118,825

See notes to financial statements.

7

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Cornerstone Moderately Conservative Fund
Assets:
Affiliated investments, at value (Cost $85,371)	$74,207
Unaffiliated investments, at value (Cost $112,738)	117,294	(a)
Cash	1,716
Deposit with broker for futures contracts	845
Receivables:
Interest and dividends	93
Capital shares issued	65
Investments sold	1,111
Variation margin on open futures contracts	70
From Adviser for ETF reimbursements	57
From Adviser for expense limitation agreement	15
Prepaid expenses	8
Total Assets	195,481
Liabilities:
Payables:
Collateral received on loaned securities	6,260
Collateral received from broker for futures contract	191
Investments purchased	1,103
Capital shares redeemed	73
Variation margin on open futures contracts	74
Accrued expenses and other payables:
Investment advisory fees	75
Administration fees	23
Custodian fees	5
Transfer agent fees	35
Compliance fees	—	(b)
Trustees' fees	1
Other accrued expenses	53
Total Liabilities	7,893
Net Assets:
Capital	187,997
Total accumulated earnings/(loss)	(409)
Net Assets	$187,588
Shares (unlimited number of shares authorized with no par value):	17,380
Net asset value, offering and redemption price per share: (c)	$10.79

(a)  Includes $6,072 thousand of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

8

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2022

(Amounts in Thousands)  (Unaudited)

USAA Cornerstone Moderately Conservative Fund
Investment Income:
Income distributions from affiliated funds	$973
Dividends from unaffiliated investments	1,470
Interest from unaffiliated investments	51
Securities lending (net of fees)	54
Foreign tax withholding	(1)
Total Income	2,547
Expenses:
Investment advisory fees	468
Administration fees	141
Sub-Administration fees	37
Custodian fees	9
Transfer agent fees	222
Trustees' fees	24
Compliance fees	1
Legal and audit fees	35
State registration and filing fees	14
Interfund lending fees	— (a)
Other expenses	34
Total Expenses	985
Expenses waived/reimbursed by Adviser	(141)
Net Expenses	844
Net Investment Income (Loss)	1,703
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated funds	(467)
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions	(4,018)
Net realized gains (losses) from futures contracts	42
Net change in unrealized appreciation/depreciation on affiliated investment securities	(3,261)
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations	(861)
Net change in unrealized appreciation/depreciation on futures contracts	288
Net realized/unrealized gains (losses) on investments	(8,277)
Change in net assets resulting from operations	$(6,574)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Cornerstone Moderately Conservative Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$1,703	$2,669
Net realized gains (losses)	(4,443)	14,303
Net change in unrealized appreciation/depreciation	(3,834)	(29,807)
Change in net assets resulting from operations	(6,574)	(12,835)
Change in net assets resulting from distributions to shareholders	(1,184)	(14,110)
Change in net assets resulting from capital transactions	(4,998)	5,397
Change in net assets	(12,756)	(21,548)
Net Assets:
Beginning of period	200,344	221,892
End of period	$187,588	$200,344
Capital Transactions:
Proceeds from shares issued	$7,502	$24,022
Distributions reinvested	1,178	14,047
Cost of shares redeemed	(13,678)	(32,672)
Change in net assets resulting from capital transactions	$(4,998)	$5,397
Share Transactions:
Issued	712	1,948
Reinvested	112	1,142
Redeemed	(1,291)	(2,665)
Change in Shares	(467)	425

See notes to financial statements.

10

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11

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Cornerstone Moderately Conservative Fund
Six Months Ended November 30, 2022 (Unaudited)	$11.23	0.10	(f)	(0.47)	(0.37)	(0.07)	—
Year Ended May 31: 2022	$12.74	0.15	(f)	(0.85)	(0.70)	(0.17)	(0.64)
2021	$11.14	0.16	(f)	1.64	1.80	(0.17)	(0.03)
2020	$10.94	0.23	(f)	0.22	0.45	(0.23)	(0.02)
2019	$11.29	0.24		(0.14)	0.10	(0.24)	(0.21)
2018	$11.34	0.21		0.23	0.44	(0.21)	(0.28)

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through September 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  Per share net investment income (loss) has been calculated using the average daily shares method.

(g)  Reflects increased usage of quantitative investment strategies.

See notes to financial statements.

12

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(a)(b)	Net Expenses(c)(d)(e)	Net Investment Income (Loss)(c)	Gross Expenses(c)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Cornerstone Moderately Conservative Fund
Six Months Ended November 30, 2022 (Unaudited)	(0.07)	$10.79	(3.30)%	0.90%	1.82%	1.05%	$187,588	29%
Year Ended May 31: 2022	(0.81)	$11.23	(5.95)%	0.90%	1.23%	1.00%	$200,344	61%
2021	(0.20)	$12.74	16.30%	0.90%	1.35%	1.02%	$221,892	52%
2020	(0.25)	$11.14	4.09%	0.90%	2.05%	1.02%	$220,787	84%
2019	(0.45)	$10.94	0.99%	0.90%	2.22%	1.08%	$226,484	77	%(g)
2018	(0.49)	$11.29	3.89%	0.90%	1.84%	1.07%	$221,721	45%

See notes to financial statements.

13

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Cornerstone Moderately Conservative Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

Victory Capital Management ("VCM" or the "Adviser"), is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

The Adviser, acting as the valuation designee has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, including underlying funds, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$52	$—	$52
Common Stocks	28,952	—	—	28,952
U.S. Treasury Obligations	—	3,754	—	3,754
Exchange-Traded Funds	78,276	—	—	78,276
Affiliated Exchange-Traded Funds	74,207	—	—	74,207
Collateral for Securities Loaned	6,260	—	—	6,260
Total	$187,695	$3,806	$—	$191,501
Other Financial Investments*
Assets:
Futures Contracts	$391	$—	$—	$391
Liabilities:
Futures Contracts	$(272)	$—	$—	$(272)
Total	$119	$—	$—	$119

*  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended November 30, 2022, there were no transfers into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

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Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

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manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with broker for futures contracts and Collateral received from broker for futures contracts.

Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended November 30, 2022, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of November 30, 2022 (amounts in thousands):

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure	$391	$272

*  Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended November 30, 2022 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$42	$288

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

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Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2022.

Value of Securities on Loan		Non-Cash Collateral	Cash Collateral
$6,219	(a)	$—	$6,260

(a)  Includes $147 thousand of securities on loan that were sold prior to November 30, 2022.

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions on the Statement of Operations.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

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Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

For the six months ended November 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser under specified conditions outlined in the valuation policies and procedures adopted by the Board. In addition, as defined under the valuation policies and procedures, each transaction must be effected at the independent current market price. For the six months ended November 30, 2022, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$—	$535	$(80)

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$53,012	$56,878	$—	$135

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the Fund's average daily net assets. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended November 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

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Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2022, the expense limit (excluding voluntary waivers) is 0.90%.

In addition, the Fund invests in affiliated VCM exchange-traded fund(s) ("affiliated ETFs"). The Fund's advisory fee is reimbursed by VCM that to the extent of the indirect advisory fee incurred through the Fund's proportional investment in the affiliated ETFs. These affiliated ETF advisory fee reimbursements are not available for recoupment. For the six months ended November 30, 2022, the Fund incurred reimbursable expenses of $141 thousand, of which $117 thousand consisted of affiliated ETF Adviser for reimbursement and is reflected on the Statement of Operations as Expenses waived/reimbursed by Adviser. The Fund has a receivable related to these reimbursable expenses from the Advisor for $57 thousand, pursuant to the Fund's expense limitation agreement and is reflected on the Statement of Assets and Liabilities as Receivable from Advisor for ETF reimbursements.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. For the six months ended November 30, 2022, the Fund incurred reimbursable expenses, of which $24 thousand consisted of reimbursements for expense limitation agreement and is reflected on the Statement of Operations as Expenses waived/reimbursed by Adviser. The Fund has a receivable related to these reimbursable expenses from the Advisor for $15 thousand pursuant to the Fund's expense limitation agreement and is reflected on the Statement of Assets and Liabilities as Receivable from Advisor for expense limitation agreement.

As of November 30, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at November 30, 2022.

Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
$148	$246	$47	$24	$465

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund's managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers' tactical allocation will not be successful.

Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).

Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund's assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.

ETF Risk — The Fund may invest in shares of ETFs, which generally are registered investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund as a shareholder in an ETF. As a result, the Fund's investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the underlying securities held by the ETF. For investments in affiliated ETFs, the Fund's management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund's investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount.

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from June 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through November 30, 2022, interest was based on the one-month Secured Overnight Financing Rate ("SOFR") plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund for six months ended November 30, 2022, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at November 30, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$992	4	2.86%	$992

*  For the six months ended November 30, 2022, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended May 31, 2022, the Fund had no capital loss carryforwards for federal income tax purposes.

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

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8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund's Schedule of Portfolio Investments. The financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC's as well as each respective underlying fund's website. Transactions in affiliated securities during the six months ended November 30, 2022, were as follows (amounts in thousands):

	Fair Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2022	Dividend Income
VictoryShares Emerging Markets Value Momentum ETF	$436	$—	$—	$—	$—	$(42)	$394	$11
VictoryShares ESG Core Plus Bond ETF	15,102	628	(314)	—	—	(764)	14,652	253
VictoryShares USAA Core Intermediate-Term Bond ETF	59,452	2,442	(3,223)	(467)	—	(2,410)	55,794	670
VictoryShares USAA Core Short-Term Bond ETF	2,712	700	—	—	—	(45)	3,367	39
	$77,702	$3,770	$(3,537)	$(467)	$—	$(3,261)	$74,207	$973

24

USAA Mutual Funds Trust	Supplemental Information November 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2022, through November 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/22	Actual Ending Account Value 11/30/22	Hypothetical Ending Account Value 11/30/22	Actual Expenses Paid During Period 6/1/22-11/30/22*	Hypothetical Expenses Paid During Period 6/1/22-11/30/22*	Annualized Expense Ratio During Period 6/1/22-11/30/22
$1,000.00	$967.00	$1,020.56	$4.44	$4.56	0.90%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

25

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

97451-0123

NOVEMBER 30, 2022

Semi Annual Report

USAA Cornerstone Aggressive Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	20
Supplemental Information	31
Proxy Voting and Portfolio Holdings Information	31
Expense Example	31
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	November 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks capital appreciation over the long term and also considers the potential for current income.

Asset Allocation*:

November 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

**  Percentage is less than 0.05%.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (0.0%) (a)
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47 (b)	$24	$22
Total Asset-Backed Securities (Cost $24)		22
Common Stocks (35.9%)
Communication Services (2.3%):
Alphabet, Inc. Class C (c)	15,663	1,589
AMC Networks, Inc. Class A (c)	2,581	52
AT&T, Inc.	66,712	1,286
Cargurus, Inc. (c)	5,433	71
Comcast Corp. Class A	19,345	709
EchoStar Corp. Class A (c)	5,280	92
iHeartMedia, Inc. Class A (c)	8,363	67
Match Group, Inc. (c)	9,088	459
Meta Platforms, Inc. Class A (c)	6,354	750
Sirius XM Holdings, Inc. (d)	150,998	980
TechTarget, Inc. (c)	1,222	56
Thryv Holdings, Inc. (c)	2,767	53
T-Mobile U.S., Inc. (c)	4,033	611
Verizon Communications, Inc.	17,857	696
World Wrestling Entertainment, Inc. Class A	2,214	177
Ziff Davis, Inc. (c)	1,799	166
ZipRecruiter, Inc. (c)	4,900	81
		7,895
Consumer Discretionary (3.1%):
AutoNation, Inc. (c)	1,691	210
AutoZone, Inc. (c)	445	1,148
Best Buy Co., Inc.	6,237	532
Crocs, Inc. (c)	1,349	136
Dick's Sporting Goods, Inc.	904	108
Dillard's, Inc. Class A (d)	251	90
Dollar General Corp.	2,155	551
Ford Motor Co.	39,347	547
General Motors Co.	14,351	582
Genuine Parts Co.	2,892	530
G-III Apparel Group Ltd. (c)	3,298	71
Graham Holdings Co. Class B	275	177
Group 1 Automotive, Inc.	879	170
Installed Building Products, Inc.	991	84
KB Home	3,436	108
Kontoor Brands, Inc.	2,786	121
Lennar Corp. Class A	6,079	534
Lowe's Cos., Inc.	3,023	643
MarineMax, Inc. (c)	2,571	85
McDonald's Corp.	2,596	708
Meritage Homes Corp. (c)	990	86
Murphy USA, Inc.	349	103
O'Reilly Automotive, Inc. (c)	1,314	1,136

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Perdoceo Education Corp. (c)	10,197	$146
Rent-A-Center, Inc.	2,399	58
Signet Jewelers Ltd.	1,156	75
Skyline Champion Corp. (c)	1,871	97
Sonic Automotive, Inc. Class A	3,303	176
Sturm Ruger & Co., Inc.	1,219	67
Target Corp.	2,660	444
Taylor Morrison Home Corp. (c)	3,153	96
The Home Depot, Inc.	2,490	807
Thor Industries, Inc.	1,104	95
Williams-Sonoma, Inc.	1,071	125
Wingstop, Inc.	807	134
		10,780
Consumer Staples (1.8%):
Altria Group, Inc.	26,238	1,222
Coca-Cola Consolidated, Inc.	147	72
Colgate-Palmolive Co.	7,169	556
General Mills, Inc.	7,185	613
Herbalife Nutrition Ltd. (c)	3,174	56
Ingles Markets, Inc. Class A	1,679	170
National Beverage Corp.	2,597	134
Nu Skin Enterprises, Inc. Class A	1,890	79
PepsiCo, Inc.	4,142	768
Philip Morris International, Inc.	6,535	651
Sprouts Farmers Market, Inc. (c)	5,671	195
The Hershey Co.	2,510	590
Tyson Foods, Inc. Class A	8,486	562
Walgreens Boots Alliance, Inc.	13,564	563
WD-40 Co.	503	84
		6,315
Energy (2.0%):
Antero Resources Corp. (c)	3,245	119
Arch Resources, Inc. (d)	795	123
California Resources Corp.	2,829	128
Chevron Corp.	4,373	802
CNX Resources Corp. (c)	3,549	62
ConocoPhillips	5,027	621
Devon Energy Corp.	6,927	475
EOG Resources, Inc.	3,753	533
Exxon Mobil Corp.	16,864	1,878
HF Sinclair Corp.	1,112	69
Marathon Oil Corp.	16,117	494
Marathon Petroleum Corp.	4,634	564
Ovintiv, Inc.	1,384	77
PBF Energy, Inc. Class A	2,311	92
PDC Energy, Inc.	1,808	134
SM Energy Co.	2,632	113
Texas Pacific Land Corp.	39	101
Valero Energy Corp.	4,014	536

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
W&T Offshore, Inc. (c)	6,281	$43
World Fuel Services Corp.	4,086	116
		7,080
Financials (4.9%):
Affiliated Managers Group, Inc.	832	133
AGNC Investment Corp.	6,730	67
American Express Co.	3,790	597
Annaly Capital Management, Inc.	943	20
Aon PLC Class A	1,786	551
Arch Capital Group Ltd. (c)	9,265	555
Artisan Partners Asset Management, Inc. Class A	3,252	113
Berkshire Hathaway, Inc. Class B (c)	5,655	1,802
Capital One Financial Corp.	5,262	543
Cathay General Bancorp	5,287	246
Citigroup, Inc.	12,305	596
Cohen & Steers, Inc.	1,254	83
Cullen/Frost Bankers, Inc.	561	81
Enstar Group Ltd. (c)	651	142
Essent Group Ltd.	4,995	200
FactSet Research Systems, Inc.	1,097	506
International Bancshares Corp.	4,425	233
Jefferies Financial Group, Inc.	3,408	129
JPMorgan Chase & Co.	6,650	919
Lakeland Financial Corp.	1,706	135
LPL Financial Holdings, Inc.	2,073	491
M&T Bank Corp.	3,093	526
Marsh & McLennan Cos., Inc.	3,413	591
Mercury General Corp.	2,751	100
MetLife, Inc.	7,685	589
MGIC Investment Corp.	10,620	146
Morgan Stanley	7,098	661
Mr. Cooper Group, Inc. (c)	1,621	73
MSCI, Inc.	967	491
NMI Holdings, Inc. Class A (c)	9,856	212
OneMain Holdings, Inc.	3,091	122
Pathward Financial, Inc.	3,879	169
PJT Partners, Inc. Class A	1,601	123
PROG Holdings, Inc. (c)	3,118	61
Prudential Financial, Inc.	5,190	561
Radian Group, Inc.	10,679	209
Raymond James Financial, Inc.	4,118	481
Regions Financial Corp.	21,857	507
ServisFirst Bancshares, Inc.	2,015	153
Signature Bank	3,092	431
Starwood Property Trust, Inc.	3,503	75
Stewart Information Services Corp.	2,606	115
T. Rowe Price Group, Inc.	3,729	466
The Bancorp, Inc. (c)	3,125	94
The Goldman Sachs Group, Inc.	1,680	649
The Progressive Corp.	4,496	594

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Unum Group	3,784	$160
W.R. Berkley Corp.	7,500	572
Western Alliance Bancorp	1,248	86
		17,159
Health Care (6.4%):
AbbVie, Inc.	10,133	1,633
Alector, Inc. (c)	8,439	72
Alkermes PLC (c)	4,886	121
Amedisys, Inc. (c)	1,012	92
AmerisourceBergen Corp.	3,477	593
Amgen, Inc.	6,798	1,947
AMN Healthcare Services, Inc. (c)	1,167	144
Arcus Biosciences, Inc. (c)	4,138	146
Biogen, Inc. (c)	1,892	577
Bristol-Myers Squibb Co.	17,547	1,409
Catalyst Pharmaceuticals, Inc. (c)	7,379	124
Chemed Corp.	241	125
Cigna Corp.	4,013	1,320
Corcept Therapeutics, Inc. (c)	3,761	95
CVS Health Corp.	6,542	667
Dynavax Technologies Corp. (c) (d)	4,340	54
Elevance Health, Inc.	2,594	1,382
Eli Lilly & Co.	4,362	1,619
Emergent BioSolutions, Inc. (c)	4,242	52
Encompass Health Corp.	1,716	100
Exelixis, Inc. (c)	5,464	93
Figs, Inc. Class A (c)	10,449	82
Fulgent Genetics, Inc. (c)	2,975	108
Gilead Sciences, Inc.	7,468	656
Halozyme Therapeutics, Inc. (c)	3,864	221
Harmony Biosciences Holdings, Inc. (c)	1,039	62
IDEXX Laboratories, Inc. (c)	1,169	498
Innoviva, Inc. (c)	7,472	98
iTeos Therapeutics, Inc. (c)	3,268	66
Johnson & Johnson	5,284	941
McKesson Corp.	1,587	606
Medpace Holdings, Inc. (c)	546	115
Merck & Co., Inc.	15,101	1,663
Mettler-Toledo International, Inc. (c)	344	506
Multiplan Corp. (c) (d)	26,186	39
National HealthCare Corp.	1,863	115
Organon & Co.	2,997	78
Owens & Minor, Inc.	3,152	65
Pfizer, Inc.	16,070	806
Prestige Consumer Healthcare, Inc. (c)	1,630	100
QuidelOrtho Corp. (c)	1,363	119
Select Medical Holdings Corp.	3,411	84
SIGA Technologies, Inc. (d)	5,983	55
Syneos Health, Inc. (c)	3,557	125
Tenet Healthcare Corp. (c)	2,001	92

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
United Therapeutics Corp. (c)	568	$159
UnitedHealth Group, Inc.	3,757	2,058
Vanda Pharmaceuticals, Inc. (c)	7,906	86
Waters Corp. (c)	1,492	517
		22,485
Industrials (4.4%):
3M Co.	4,464	562
Advanced Drainage Systems, Inc.	789	77
AGCO Corp.	683	91
Allison Transmission Holdings, Inc.	4,280	192
American Woodmark Corp. (c)	1,919	104
ArcBest Corp.	1,542	128
Atkore, Inc. (c)	1,227	150
Boise Cascade Co.	2,397	177
Builders FirstSource, Inc. (c)	1,285	82
Cadre Holdings, Inc.	1,664	43
Carlisle Cos., Inc.	2,107	554
Cintas Corp.	1,166	538
Crane Holdings Co.	472	50
Cummins, Inc.	2,205	554
EMCOR Group, Inc.	1,020	158
Fastenal Co.	9,785	504
FedEx Corp.	3,120	569
General Dynamics Corp.	4,591	1,159
Hillenbrand, Inc.	1,297	65
HNI Corp.	2,040	59
Illinois Tool Works, Inc.	2,436	554
Kelly Services, Inc. Class A	3,927	67
Kforce, Inc.	1,263	75
Lockheed Martin Corp.	3,809	1,848
ManpowerGroup, Inc.	1,586	139
Masco Corp.	9,470	481
Masonite International Corp. (c)	1,210	91
Matson, Inc.	1,516	97
MDU Resources Group, Inc.	4,288	135
MSC Industrial Direct Co., Inc.	1,964	169
Mueller Industries, Inc.	2,854	196
Northrop Grumman Corp.	1,136	606
Otis Worldwide Corp.	6,496	507
PACCAR, Inc.	10,600	1,123
Republic Services, Inc.	4,116	573
Rush Enterprises, Inc. Class A	3,008	155
Saia, Inc. (c)	401	98
Steelcase, Inc. Class A	6,952	55
The GEO Group, Inc. (c)	11,069	131
The Timken Co.	2,348	178
The Toro Co.	497	55
Trex Co., Inc. (c)	1,792	82
Triton International Ltd.	2,376	160
UFP Industries, Inc.	1,210	99
See notes to financial statements.

7

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
United Parcel Service, Inc. Class B	3,511	$666
W.W. Grainger, Inc.	1,775	1,070
XPO Logistics, Inc. (c)	1,884	73
Zurn Elkay Water Solutions Corp.	3,312	80
		15,379
Information Technology (7.3%):
Accenture PLC Class A	2,206	664
Adeia, Inc.	5,350	59
Adobe, Inc. (c)	1,772	611
Amkor Technology, Inc.	7,375	207
Apple, Inc.	36,173	5,355
Automatic Data Processing, Inc.	2,371	626
Avid Technology, Inc. (c)	2,695	76
Badger Meter, Inc.	1,029	119
Broadcom, Inc.	1,345	741
Ciena Corp. (c)	1,738	78
Cisco Systems, Inc.	29,771	1,480
Cognizant Technology Solutions Corp. Class A	9,138	568
CSG Systems International, Inc.	2,858	177
Diodes, Inc. (c)	1,276	118
Domo, Inc. Class B (c)	5,753	82
DXC Technology Co. (c)	3,240	96
Ebix, Inc. (d)	3,276	62
Enphase Energy, Inc. (c)	1,792	575
EVERTEC, Inc.	2,999	101
Fair Isaac Corp. (c)	1,620	1,004
HP, Inc.	33,674	1,012
Intel Corp.	20,263	609
International Business Machines Corp.	8,739	1,301
Jabil, Inc.	1,708	123
Kulicke & Soffa Industries, Inc.	1,429	69
Lattice Semiconductor Corp. (c)	2,351	171
Lumentum Holdings, Inc. (c)	1,123	62
Manhattan Associates, Inc. (c)	692	87
Maximus, Inc.	1,473	104
Methode Electronics, Inc.	2,528	115
Micron Technology, Inc.	8,828	509
Microsoft Corp.	8,559	2,184
MKS Instruments, Inc.	897	75
Motorola Solutions, Inc.	2,156	587
NCR Corp. (c)	3,060	73
ON Semiconductor Corp. (c)	6,753	508
Oracle Corp.	7,943	660
Palo Alto Networks, Inc. (c)	3,215	546
Paychex, Inc.	4,363	541
Perficient, Inc. (c)	1,173	83
QUALCOMM, Inc.	4,972	629
Qualys, Inc. (c)	1,015	125
Rimini Street, Inc. (c)	14,354	60
Sanmina Corp. (c)	2,610	172

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
SPS Commerce, Inc. (c)	899	$128
Squarespace, Inc. Class A (c)	2,495	51
Synaptics, Inc. (c)	1,196	127
Teradata Corp. (c)	1,772	61
Texas Instruments, Inc.	7,206	1,300
The Hackett Group, Inc.	4,379	101
TTEC Holdings, Inc.	1,040	50
VeriSign, Inc. (c)	2,530	506
Vishay Intertechnology, Inc.	5,421	125
		25,653
Materials (1.5%):
CF Industries Holdings, Inc.	4,529	490
Commercial Metals Co.	1,988	98
Corteva, Inc.	7,671	515
Greif, Inc. Class A	1,938	136
Huntsman Corp.	2,562	71
Louisiana-Pacific Corp.	3,324	212
LyondellBasell Industries NV Class A	6,134	522
Nucor Corp.	7,489	1,123
Reliance Steel & Aluminum Co.	702	149
Sealed Air Corp.	9,772	520
Steel Dynamics, Inc.	5,084	529
The Sherwin-Williams Co.	2,124	529
Tronox Holdings PLC	4,189	59
United States Steel Corp.	2,933	77
Warrior Met Coal, Inc.	2,556	94
		5,124
Real Estate (1.1%):
Alexandria Real Estate Equities, Inc.	378	59
American Homes 4 Rent Class A	855	28
American Tower Corp.	1,251	277
AvalonBay Communities, Inc.	376	66
Boston Properties, Inc.	400	29
Camden Property Trust	263	32
CBRE Group, Inc. Class A (c)	905	72
Crown Castle, Inc.	1,183	167
CubeSmart	2,102	87
Digital Realty Trust, Inc.	759	85
Equinix, Inc.	241	166
Equity LifeStyle Properties, Inc.	467	31
Equity Residential	958	62
Essex Property Trust, Inc.	175	39
Extra Space Storage, Inc.	360	58
First Industrial Realty Trust, Inc.	1,825	92
Franklin Street Properties Corp.	12,562	37
Gaming and Leisure Properties, Inc.	2,278	120
Healthcare Realty Trust, Inc.	1,047	22
Healthpeak Properties, Inc.	1,454	38
Host Hotels & Resorts, Inc.	1,905	36

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Innovative Industrial Properties, Inc.	536	$65
Invitation Homes, Inc.	1,531	50
Iron Mountain, Inc.	779	42
Kimco Realty Corp.	4,921	113
LTC Properties, Inc.	1,829	72
Medical Properties Trust, Inc.	1,587	21
Mid-America Apartment Communities, Inc.	308	51
National Health Investors, Inc.	2,031	114
Office Properties Income Trust	2,774	42
Omega Healthcare Investors, Inc.	2,866	87
One Liberty Properties, Inc.	1,831	44
Prologis, Inc.	2,498	294
Public Storage	425	127
Realty Income Corp.	1,440	91
Regency Centers Corp.	412	27
Rexford Industrial Realty, Inc.	2,197	122
Ryman Hospitality Properties, Inc.	1,239	113
SBA Communications Corp.	295	88
Simon Property Group, Inc.	886	106
SITE Centers Corp.	7,123	97
SL Green Realty Corp.	1,378	58
Sun Communities, Inc.	301	44
Tejon Ranch Co. (c)	3,100	61
Terreno Realty Corp.	1,332	78
UDR, Inc.	801	33
Ventas, Inc.	1,061	49
VICI Properties, Inc.	2,835	97
Vornado Realty Trust (d)	439	11
Welltower, Inc.	1,118	79
Weyerhaeuser Co.	2,021	66
WP Carey, Inc.	480	38
Zillow Group, Inc. Class C (c)	603	23
		4,006
Utilities (1.1%):
American States Water Co.	1,937	190
Consolidated Edison, Inc.	6,047	593
DTE Energy Co.	4,379	508
Exelon Corp.	14,695	608
Montauk Renewables, Inc. (c)	4,886	59
NorthWestern Corp.	2,637	154
Otter Tail Corp.	2,371	141
Sempra Energy	3,555	591
The AES Corp.	17,822	516
UGI Corp.	12,583	486
		3,846
Total Common Stocks (Cost $102,883)		125,722

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Obligations (0.4%)
U.S. Treasury Notes, 1.63%, 4/30/23 (e)	$1,567	$1,548
Total U.S. Treasury Obligations (Cost $1,572)		1,548
Exchange-Traded Funds (50.5%)
Invesco DB Commodity Index Tracking Fund (c) (d)	28,600	729
Invesco FTSE RAFI Developed Markets ex-US ETF	43,991	1,862
Invesco FTSE RAFI Emerging Markets ETF	240,641	4,348
iShares 0-5 Year TIPS Bond ETF	15,737	1,537
iShares 7-10 Year Treasury Bond ETF (d)	11,250	1,098
iShares Core MSCI EAFE ETF	103,179	6,505
iShares Core MSCI Emerging Markets ETF	73,363	3,563
iShares Core S&P 500 ETF	45,540	18,640
iShares Core US Aggregate Bond ETF	24,105	2,369
iShares iBoxx High Yield Corporate Bond ETF (d)	103,844	7,857
iShares JP Morgan USD Emerging Markets Bond ETF	17,103	1,478
iShares MSCI Canada ETF (d)	103,640	3,647
iShares MSCI International Momentum Factor ETF (d)	146,564	4,642
iShares MSCI International Quality Factor ETF	165,207	5,516
iShares Russell 2000 ETF (d)	29,459	5,520
JPMorgan BetaBuilders Canada ETF	15,061	922
Schwab Fundamental Emerging Markets Large Co. Index ETF	430,014	11,340
Schwab Fundamental International Large Co. Index ETF	829,619	25,055
Schwab Fundamental International Small Co. Index ETF	91,800	2,918
SPDR Gold Shares (c)	12,989	2,141
SPDR S&P Emerging Markets SmallCap ETF (d)	14,790	745
Vanguard FTSE All-World ex-U.S. ETF	74,796	3,882
Vanguard FTSE Developed Markets ETF	584,901	25,391
Vanguard FTSE Emerging Markets ETF	299,292	12,127
Vanguard Mortgage-Backed Securities ETF	37,883	1,746
Vanguard Real Estate ETF	19,078	1,680
Vanguard S&P 500 ETF	3,015	1,129
Vanguard Short-Term Bond ETF	80,810	6,101
Vanguard Short-Term Corporate Bond ETF	23,551	1,778
Vanguard Total Stock Market ETF	41,499	8,468
Wisdom Tree Trust — WisdomTree Emerging Markets SmallCap Dividend Fund	16,645	748
Xtrackers USD High Yield Corporate Bond ETF (d)	42,134	1,459
Total Exchange-Traded Funds (Cost $160,068)		176,941
Affiliated Exchange-Traded Funds (11.9%)
VictoryShares Emerging Markets Value Momentum ETF	16,000	645
VictoryShares ESG Core Plus Bond ETF	302,044	6,448
VictoryShares USAA Core Intermediate-Term Bond ETF	647,046	29,662
VictoryShares USAA Core Short-Term Bond ETF	103,145	5,024
Total Affiliated Exchange-Traded Funds (Cost $47,195)		41,779

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (4.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.73% (f)	4,057,356	$4,057
HSBC U.S. Government Money Market Fund, I Shares, 3.75% (f)	4,057,356	4,058
Invesco Government & Agency Portfolio, Institutional Shares, 3.74% (f)	4,057,356	4,057
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.62% (f)	4,057,356	4,057
Total Collateral for Securities Loaned (Cost $16,229)		16,229
Total Investments (Cost $327,971) — 103.3%		362,241
Liabilities in excess of other assets — (3.3)%		(11,677)
NET ASSETS — 100.00%		$350,564

At November 30, 2022, the Fund's investments in foreign securities were 32.7% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Amount represents less than 0.05% of net assets.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of November 30, 2022, the fair value of these securities was $22 thousands and amounted to less than 0.05% of net assets.

(c)  Non-income producing security.

(d)  All or a portion of this security is on loan.

(e)  All or a portion of this security has been segregated as collateral for derivative instruments.

(f)  Rate disclosed is the daily yield on November 30, 2022.

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

PLC — Public Limited Company

Futures Contracts Purchased
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Futures	91	12/16/22	$3,387,950	$3,754,266	$366,316
FTSE 100 Index Futures	62	12/16/22	5,502,000	5,677,182	175,182
S&P/Toronto Stock Exchange 60 Index Futures	27	12/15/22	4,822,833	4,979,643	156,810
					$698,308

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2022

  (Unaudited)

Futures Contracts Sold
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	22	12/15/22	$2,587,630	$2,727,942	$(140,312)
E-Mini Russell 2000 Index Futures	31	12/16/22	2,801,828	2,925,625	(123,797)
Hang Seng Index Futures	19	12/29/22	2,146,524	2,264,349	(117,825)
Swiss Market Index Futures	18	12/16/22	2,077,409	2,123,623	(46,214)
Tokyo Price Index Futures	16	12/08/22	2,266,190	2,306,077	(39,887)
					$(468,035)
Total unrealized appreciation					$698,308
Total unrealized depreciation					(468,035)
Total net unrealized appreciation (depreciation)					$230,273

See notes to financial statements.

13

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Cornerstone Aggressive Fund
Assets:
Affiliated investments, at value (Cost $47,195)	$41,779
Unaffiliated investments, at value (Cost $280,776)	320,462	(a)
Cash	1,481
Deposit with broker for futures contracts	3,375
Receivables:
Interest and dividends	253
Capital shares issued	100
Investments sold	815
Variation margin on open futures contracts	125
From Adviser for ETF reimbursements	29
From Adviser for expense limitation agreement	22
Prepaid expenses	10
Total Assets	368,451
Liabilities:
Payables:
Collateral received on loaned securities	16,229
Collateral received from broker for futures contract	166
Investments purchased	786
Capital shares redeemed	205
Variation margin on open futures contracts	146
Accrued expenses and other payables:
Investment advisory fees	167
Administration fees	42
Custodian fees	6
Transfer agent fees	80
Compliance fees	—	(b)
Trustees' fees	1
Other accrued expenses	59
Total Liabilities	17,887
Net Assets:
Capital	306,723
Total accumulated earnings/(loss)	43,841
Net Assets	$350,564
Shares (unlimited number of shares authorized with no par value):	26,324
Net asset value, offering and redemption price per share: (c)	$13.32

(a)  Includes $15,822 thousand of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

14

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2022

(Amounts in Thousands)  (Unaudited)

USAA Cornerstone Aggressive Fund
Investment Income:
Income distributions from affiliated funds	$509
Dividends from unaffiliated investments	3,640
Interest from unaffiliated investments	34
Securities lending (net of fees)	132
Foreign tax withholding	(1)
Total Income	4,314
Expenses:
Investment advisory fees	1,014
Administration fees	254
Sub-Administration fees	46
Custodian fees	12
Transfer agent fees	503
Trustees' fees	24
Compliance fees	2
Legal and audit fees	35
State registration and filing fees	17
Other expenses	49
Total Expenses	1,956
Expenses waived/reimbursed by Adviser	(97)
Net Expenses	1,859
Net Investment Income (Loss)	2,455
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions	(5,178)
Net realized gains (losses) from futures contracts	510
Net change in unrealized appreciation/depreciation on affiliated funds	(1,679)
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations	(2,664)
Net change in unrealized appreciation/depreciation on futures contracts	244
Net realized/unrealized gains (losses) on investments	(8,767)
Change in net assets resulting from operations	$(6,312)

See notes to financial statements.

15

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Cornerstone Aggressive Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$2,455	$4,301
Net realized gains (losses)	(4,668)	20,815
Net change in unrealized appreciation/depreciation	(4,099)	(39,461)
Change in net assets resulting from operations	(6,312)	(14,345)
Change in net assets resulting from distributions to shareholders	—	(31,884)
Change in net assets resulting from capital transactions	(4,207)	19,816
Change in net assets	(10,519)	(26,413)
Net Assets:
Beginning of period	361,083	387,496
End of period	$350,564	$361,083
Capital Transactions:
Proceeds from shares issued	$14,668	$46,933
Distributions reinvested	—	31,825
Cost of shares redeemed	(18,875)	(58,942)
Change in net assets resulting from capital transactions	$(4,207)	$19,816
Share Transactions:
Issued	1,154	3,145
Reinvested	—	2,151
Redeemed	(1,483)	(3,957)
Change in Shares	(329)	1,339

See notes to financial statements.

16

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17

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Cornerstone Aggressive Fund
Six Months Ended November 30, 2022 (Unaudited)	$13.55	0.09	(f)	(0.32)	(0.23)	—	—
Year Ended May 31: 2022	$15.31	0.17	(f)	(0.66)	(0.49)	(0.17)	(1.10)
2021	$11.74	0.12	(f)	3.71	3.83	(0.18)	(0.08)
2020	$11.73	0.20	(f)	0.03	0.23	(0.15)	(0.07)
2019	$12.81	0.15		(0.57)	(0.42)	(0.18)	(0.48)
2018	$12.57	0.16		0.94	1.10	(0.14)	(0.72)

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through September 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  Per share net investment income (loss) has been calculated using the average daily shares method.

(g)  Reflects increased trading activity due to usage of quantitative investment strategies.

See notes to financial statements.

18

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(a)(b)	Net Expenses(c)(d)(e)	Net Investment Income (Loss)(c)	Gross Expenses(c)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Cornerstone Aggressive Fund
Six Months Ended November 30, 2022 (Unaudited)	—	$13.32	(1.70)%	1.10%	1.45%	1.16%	$350,564	37%
Year Ended May 31: 2022	(1.27)	$13.55	(3.84)%	1.10%	1.11%	1.12%	$361,083	43%
2021	(0.26)	$15.31	32.91%	1.10%	0.88%	1.17%	$387,496	64%
2020	(0.22)	$11.74	1.78%	1.10%	1.68%	1.18%	$343,560	90%
2019	(0.66)	$11.73	(3.04)%	1.10%	1.54%	1.24%	$351,410	95	%(g)
2018	(0.86)	$12.81	8.85%	1.10%	1.18%	1.25%	$344,768	65%

See notes to financial statements.

19

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Cornerstone Aggressive Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

Victory Capital Management ("VCM" or the "Adviser"), is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

The Adviser acting as the valuation designee has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, including underlying funds, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$22	$—	$22
Common Stocks	125,722	—	—	125,722
U.S. Treasury Obligations	—	1,548	—	1,548
Exchange-Traded Funds	176,941	—	—	176,941
Affiliated Exchange-Traded Funds	41,779	—	—	41,779
Collateral for Securities Loaned	16,229	—	—	16,229
Total	$360,671	$1,570	$—	$362,241
Other Financial Investments*
Assets:
Futures Contracts	$698	$—	$—	$698
Liabilities:
Futures Contracts	$(468)	$—	$—	$(468)
Total	$230	$—	$—	$230

*  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended November 30, 2022, there were no transfers into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with broker for futures contracts and Collateral received from broker for futures contracts.

Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended November 30, 2022, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of November 30, 2022 (amounts in thousands):

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure	$698	$468

*  Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended November 30, 2022 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$510	$244

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2022.

Value of Securities on Loan		Non-Cash Collateral	Cash Collateral
$16,104	(a)	$—	$16,229

(a)  Includes $282 thousand of securities on loan that were sold prior to November 30, 2022.

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

For the six months ended November 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser under specified conditions outlined in the valuation policies and procedures adopted by the Board. In addition, as defined under the valuation policies and procedures, each transaction must be effected at the independent current market price. For the six months ended November 30, 2022, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$—	$44	$(3)

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$122,239	$122,407	$—	$68

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

25

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the Fund's average daily net assets. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended November 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limit. As of November 30, 2022, the expense limit (excluding voluntary waivers) was 01.10%.

In addition, the Fund invests in affiliated VCM exchange-traded fund(s) ("affiliated ETFs"). The Fund's advisory fee is reimbursed by VCM that to the extent of the indirect advisory fee incurred through the Fund's proportional investment in the affiliated ETFs. These affiliated ETF advisory fee reimbursements are not available for recoupment. For the six months ended November 30, 2022, the Fund incurred reimbursable expense of $97 thousand, of which $59 thousand consisted of affiliated ETF Adviser for reimbursement and is reflected on the Statement of Operations as Expenses waived/reimbursed by Adviser. The Fund has a receivable related to these reimbursable expenses from the Advisor for $29 thousand, pursuant to the Fund's expense limitation agreement and is reflected on the Statement of Assets and Liabilities as Receivable from Advisor for ETF reimbursements.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. For the six months ended November 30, 2022, the Fund incurred reimbursable expenses, of which $38 thousand consisted of reimbursements for expense limitation agreement and is reflected on the Statement of Operations as Expenses waived/reimbursed by Adviser. The Fund has a receivable related to these reimbursable expenses from the Advisor for $22 thousand pursuant to the Fund's expense limitation agreement and is reflected on the Statement of Assets and Liabilities as Receivable from Advisor for expense limitation agreement.

As of November 30, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at November 30, 2022.

Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
$167	$236	$—	$38	$441

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund's managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers' tactical allocation will not be successful.

Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).

Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund's assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.

ETF Risk — The Fund may invest in shares of ETFs, which generally are registered investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund as a shareholder in an ETF. As a result, the Fund's investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the underlying securities held by the ETF. For investments in affiliated ETFs, the Fund's management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund's investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from June 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through November 30, 2022, interest was based on the one-month Secured Overnight Financing Rate ("SOFR") plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended November 30, 2022.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended May 31, 2022, the Fund had no capital loss carryforwards for federal income tax purposes.

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund's Schedule of Portfolio Investments. The financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

download from both the SEC's as well as each respective underlying fund's website. Transactions in affiliated securities during the six months ended November 30, 2022, were as follows (amounts in thousands):

	Fair Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2022	Dividend Income
VictoryShares Emerging Markets Value Momentum ETF	$714	$—	$—	$—	$—	$(69)	$645	$19
VictoryShares ESG Core Plus Bond ETF	6,641	286	(143)	—	—	(336)	6,448	111
VictoryShares USAA Core Intermediate-Term Bond ETF	26,922	4,381	(458)	—	—	(1,183)	29,662	312
VictoryShares USAA Core Short-Term Bond ETF	5,115	—	—	—	—	(91)	5,024	67
	$39,392	$4,667	$(601)	$—	$—	$(1,679)	$41,779	$509

30

USAA Mutual Funds Trust	Supplemental Information November 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2022, through November 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/22	Actual Ending Account Value 11/30/22	Hypothetical Ending Account Value 11/30/22	Actual Expenses Paid During Period 6/1/22-11/30/22*	Hypothetical Expenses Paid During Period 6/1/22-11/30/22*	Annualized Expense Ratio During Period 6/1/22-11/30/22
$1,000.00	$983.00	$1,019.55	$5.47	$5.57	1.10%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

31

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

97452-0123

NOVEMBER 30, 2022

Semi Annual Report

USAA Cornerstone Conservative Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	18
Proxy Voting and Portfolio Holdings Information	18
Expense Example	18
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Cornerstone Conservative Fund	November 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks current income and also considers the potential for capital appreciation.

Top 10 Holdings*:

November 30, 2022

(% of Net Assets)

USAA Intermediate-Term Bond Fund Institutional Shares	19.1%
VictoryShares USAA Core Short-Term Bond ETF	15.5%
USAA Government Securities Fund Institutional Shares	15.1%
USAA Income Fund Institutional Shares	9.2%
VictoryShares USAA Core Intermediate-Term Bond ETF	7.3%
USAA High Income Fund Institutional Shares	5.4%
USAA 500 Index Fund Reward Shares	4.8%
USAA International Fund Institutional Shares	3.5%
USAA Short-Term Bond Fund Institutional Shares	3.1%
VictoryShares US Value Momentum ETF	2.6%

Asset Allocation*:

November 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Cornerstone Conservative Fund	Schedule of Portfolio Investments November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (29.5%)
VictoryShares Emerging Markets Value Momentum ETF	67,940	$2,739
VictoryShares International Value Momentum ETF	113,561	4,744
VictoryShares US Small Mid Cap Value Momentum ETF	18,550	1,243
VictoryShares US Value Momentum ETF	81,189	5,389
VictoryShares USAA Core Intermediate-Term Bond ETF	334,133	15,317
VictoryShares USAA Core Short-Term Bond ETF	669,201	32,598
Total Affiliated Exchange-Traded Funds (Cost $63,944)		62,030
Affiliated Mutual Funds (70.3%)
USAA 500 Index Fund Reward Shares	191,905	10,144
USAA Emerging Markets Fund Institutional Shares	120,040	2,183
USAA Government Securities Fund Institutional Shares	3,602,596	31,811
USAA Growth Fund Institutional Shares	59,004	1,556
USAA High Income Fund Institutional Shares	1,706,265	11,381
USAA Income Fund Institutional Shares	1,729,631	19,372
USAA Income Stock Fund Institutional Shares	91,271	1,790
USAA Intermediate-Term Bond Fund Institutional Shares	4,459,364	40,313
USAA International Fund Institutional Shares	314,618	7,412
USAA Nasdaq-100 Index Fund R6 Shares	47,363	1,515
USAA Precious Metals and Minerals Fund Institutional Shares	61,676	1,020
USAA Short-Term Bond Fund Institutional Shares	750,790	6,539
USAA Small Cap Stock Fund Institutional Shares	101,426	1,323
USAA Target Managed Allocation Fund	581,717	5,381
USAA Value Fund Institutional Shares	101,192	1,845
Victory Market Neutral Income Fund Class I	498,539	4,492
Total Affiliated Mutual Funds (Cost $158,771)		148,077
Total Investments (Cost $222,715) — 99.8%		210,107
Other assets in excess of liabilities — 0.2%		482
NET ASSETS — 100.00%		$210,589

At November 30, 2022, the Fund's investments in foreign securities were 8.1% of net assets.

ETF — Exchange-Traded Fund

See notes to financial statements.

3

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Cornerstone Conservative Fund
Assets:
Affiliated investments, at value (Cost $222,715)	$210,107
Cash	535
Receivables:
Capital shares issued	19
From Adviser	9
Prepaid expenses	9
Total Assets	210,679
Liabilities:
Payables:
Capital shares redeemed	46
Accrued expenses and other payables:
Custodian fees	2
Compliance fees	—	(a)
Trustees' fees	1
Other accrued expenses	41
Total Liabilities	90
Net Assets:
Capital	219,914
Total accumulated earnings/(loss)	(9,325)
Net Assets	$210,589
Shares (unlimited number of shares authorized with no par value):	20,459
Net asset value, offering and redemption price per share: (b)	$10.29

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

4

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2022

(Amounts in Thousands)  (Unaudited)

USAA Cornerstone Conservative Fund
Investment Income:
Income distributions from affiliated funds	$2,877
Interest from unaffiliated investments	3
Securities lending (net of fees)	1
Total Income	2,881
Expenses:
Sub-Administration fees	9
Custodian fees	3
Trustees' fees	24
Compliance fees	1
Printing fees	18
Legal and audit fees	32
State registration and filing fees	25
Interfund lending fees	— (a)
Other expenses	14
Total Expenses	126
Expenses waived/reimbursed by Adviser	(20)
Net Expenses	106
Net Investment Income (Loss)	2,775
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from sales of affiliated funds	(878)
Net change in unrealized appreciation/depreciation on affiliated funds	(8,057)
Net realized/unrealized gains (losses) on investments	(8,935)
Change in net assets resulting from operations	$(6,160)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

5

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Cornerstone Conservative Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$2,775	$6,515
Net realized gains (losses)	(878)	4,004
Net change in unrealized appreciation/depreciation	(8,057)	(25,778)
Change in net assets resulting from operations	(6,160)	(15,259)
Change in net assets resulting from distributions to shareholders	(2,459)	(9,581)
Change in net assets resulting from capital transactions	(3,929)	4,027
Change in net assets	(12,548)	(20,813)
Net Assets:
Beginning of period	223,137	243,950
End of period	$210,589	$223,137
Capital Transactions:
Proceeds from shares issued	$15,188	$60,512
Distributions reinvested	2,442	9,518
Cost of shares redeemed	(21,559)	(66,003)
Change in net assets resulting from capital transactions	$(3,929)	$4,027
Share Transactions:
Issued	1,482	5,222
Reinvested	240	819
Redeemed	(2,115)	(5,759)
Change in Shares	(393)	282

See notes to financial statements.

6

This page is intentionally left blank.

7

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Cornerstone Conservative Fund
Six Months Ended November 30, 2022 (Unaudited)	$10.70	0.13	(f)	(0.42)	(0.29)	(0.12)	—
Year Ended May 31: 2022	$11.86	0.31	(f)	(1.01)	(0.70)	(0.31)	(0.15)
2021	$10.96	0.30	(f)	1.03	1.33	(0.31)	(0.12)
2020	$10.72	0.32	(f)	0.25	0.57	(0.33)	—
2019	$10.64	0.32		0.08	0.40	(0.32)	—
2018	$10.76	0.30		(0.11)	0.19	(0.31)	—

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through September 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

8

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(a)(b)	Net Expenses(c)(d)(e)	Net Investment Income (Loss)(c)	Gross Expenses(c)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Cornerstone Conservative Fund
Six Months Ended November 30, 2022 (Unaudited)	(0.12)	$10.29	(2.71)%	0.10%	2.60%	0.12%	$210,589	1%
Year Ended May 31: 2022	(0.46)	$10.70	(6.19)%	0.08%	2.68%	0.08%	$223,137	11%
2021	(0.43)	$11.86	12.28%	0.10%	2.61%	0.10%	$243,950	15%
2020	(0.33)	$10.96	5.45%	0.09%	2.92%	0.10%	$205,950	8%
2019	(0.32)	$10.72	3.84%	0.10%	2.99%	0.12%	$193,265	22%
2018	(0.31)	$10.64	1.79%	0.10%	2.87%	0.12%	$196,292	5%

See notes to financial statements.

9

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Cornerstone Conservative Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act. The Fund is a "fund of funds" in that it invests in a selection of affiliated mutual funds and exchange-traded funds ("ETFs") managed by the Fund's Adviser, Victory Capital Management Inc. ("VCM" or the "Adviser"), an affiliate of the Fund. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

The Fund may rely on various exemptions contained in the 1940 Act and in exemptive rules or orders thereunder issued by the Securities and Exchange Commission ("SEC") that permit funds, subject to certain conditions, to invest in one or more ETFs and certain other types of investment companies in amounts that exceed limits set forth in the 1940 Act that would otherwise be applicable.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

The Adviser, acting as the valuation designee has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee

10

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including ETFs, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in the underlying affiliated Funds and other open-end investment companies, other than ETFs, are valued at their net asset value ("NAV") at the end of each business day. These valuations are typically categorized as Level 1 in the fair value hierarchy.

The underlying affiliated Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Affiliated Exchange-Traded Funds	$62,030	$—	$—	$62,030
Affiliated Mutual Funds	148,077	—	—	148,077
Total	$210,107	$—	$—	$210,107

For the six months ended November 30, 2022, there were no transfers into/out of Level 3.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on

11

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

As of November 30, 2022, the Fund did not have any securities on loan.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

For the six months ended November 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$2,700	$6,114

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser does not receive any fees from the Fund for these services.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM does not receive any fees from the Fund for these services.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA does not receive any fees from the Fund for these services.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limit. As of November 30, 2022, the expense limit (excluding voluntary waivers) was 0.10%.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of November 30, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at November 30, 2022.

Expires 2026	Total
$20	$20

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund's managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers' tactical allocation will not be successful.

Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).

Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund's assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

ETF Risk — The Fund may invest in shares of ETFs, which generally are registered investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees' fees operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, performance may be lower than if the Fund were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from June 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through November 30, 2022, interest was based on the one-month Secured Overnight Financing Rate ("SOFR") plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

The average borrowing or lending for the days outstanding and average interest rate for the Fund for six months ended November 30, 2022, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at November 30, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$1,243	1	3.58%	$1,243

*  For the six months ended November 30, 2022, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended May 31, 2022, the Fund had no capital loss carryforwards for federal income tax purposes.

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund's Schedule of Portfolio Investments. The financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC's as well as each respective underlying fund's website. Transactions in affiliated securities during the six months ended November 30, 2022, were as follows (amounts in thousands):

	Fair Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2022	Dividend Income
USAA 500 Index Fund Reward Shares	$9,498	$713	$—	$—	$—	$(67)	$10,144	$68
USAA Emerging Markets Fund Institutional Shares	2,397	—	—	—	—	(214)	2,183	—
USAA Government Securities Fund Institutional Shares	33,143	423	(432)	(40)	—	(1,283)	31,811	370
USAA Growth Fund Institutional Shares	1,584	—	—	—	—	(28)	1,556	—

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

	Fair Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2022	Dividend Income
USAA High Income Fund Institutional Shares	$11,702	$340	$—	$—	$—	$(661)	$11,381	$340
USAA Income Fund Institutional Shares	25,719	361	(5,276)	(886)	—	(546)	19,372	361
USAA Income Stock Fund Institutional Shares	1,942	20	(202)	52	—	(22)	1,790	20
USAA Intermediate-Term Bond Fund Institutional Shares	41,913	642	—	—	—	(2,242)	40,313	706
USAA International Fund Institutional Shares	7,592	—	—	—	—	(180)	7,412	—
USAA NASDAQ-100 Index Fund R6 Shares	1,588	—	—	—	—	(73)	1,515	—
USAA Precious Metals and Minerals Fund Institutional Shares	1,143	—	—	—	—	(123)	1,020	—
USAA Short-Term Bond Fund Institutional Shares	6,564	94	—	—	—	(119)	6,539	82
USAA Small Cap Stock Fund Institutional Shares	1,293	—	—	—	—	30	1,323	—
USAA Target Managed Allocation Fund	5,689	—	—	—	—	(308)	5,381	—
USAA Value Fund Institutional Shares	2,057	—	(204)	(4)	—	(4)	1,845	—
Victory Market Neutral Income Fund Class I	4,689	107	—	—	—	(304)	4,492	107
VictoryShares Emerging Markets Value Momentum ETF	3,030	—	—	—	—	(291)	2,739	79
VictoryShares International Value Momentum ETF	5,063	—	—	—	—	(319)	4,744	76
VictoryShares US Small Mid Cap Value Momentum ETF	1,228	—	—	—	—	15	1,243	7
VictoryShares US Value Momentum ETF	5,364	—	—	—	—	25	5,389	45
VictoryShares USAA Core Intermediate-Term Bond ETF	16,072	—	—	—	—	(755)	15,317	180
VictoryShares USAA Core Short-Term Bond ETF	33,186	—	—	—	—	(588)	32,598	436
	$222,456	$2,700	$(6,114)	$(878)	$—	$(8,057)	$210,107	$2,877

17

USAA Mutual Funds Trust	Supplemental Information November 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2022, through November 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/22	Actual Ending Account Value 11/30/22	Hypothetical Ending Account Value 11/30/22	Actual Expenses Paid During Period 6/1/22-11/30/22*	Hypothetical Expenses Paid During Period 6/1/22-11/30/22*	Annualized Expense Ratio During Period 6/1/22-11/30/22
$1,000.00	$972.90	$1,024.57	$0.49	$0.51	0.10%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

18

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

97450-0123

NOVEMBER 30, 2022

Semi Annual Report

USAA Cornerstone Equity Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	18
Proxy Voting and Portfolio Holdings Information	18
Expense Example	18
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Cornerstone Equity Fund	November 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks capital appreciation over the long term.

Top 10 Holdings*:

November 30, 2022

(% of Net Assets)

USAA 500 Index Fund Reward Shares	20.8%
USAA International Fund Institutional Shares	15.2%
VictoryShares US Value Momentum ETF	13.4%
VictoryShares International Value Momentum ETF	11.5%
USAA Target Managed Allocation Fund	6.6%
VictoryShares Emerging Markets Value Momentum ETF	5.3%
USAA Emerging Markets Fund Institutional Shares	4.8%
USAA Income Stock Fund Institutional Shares	4.2%
VictoryShares Westend US Sector ETF	4.0%
USAA Nasdaq-100 Index Fund R6 Shares	4.0%

Asset Allocation*:

November 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Cornerstone Equity Fund	Schedule of Portfolio Investments November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (37.6%)
VictoryShares Emerging Markets Value Momentum ETF	266,858	$10,757
VictoryShares International Value Momentum ETF	555,112	23,190
VictoryShares US Small Mid Cap Value Momentum ETF (a)	100,558	6,740
VictoryShares US Value Momentum ETF	405,692	26,926
VictoryShares Westend US Sector ETF (a)	285,542	8,026
Total Affiliated Exchange-Traded Funds (Cost $73,224)		75,639
Affiliated Mutual Funds (62.1%)
USAA 500 Index Fund Reward Shares	790,405	41,781
USAA Emerging Markets Fund Institutional Shares	527,327	9,592
USAA Growth Fund Institutional Shares	117,837	3,109
USAA Income Stock Fund Institutional Shares	429,614	8,425
USAA International Fund Institutional Shares	1,301,236	30,657
USAA Nasdaq-100 Index Fund R6 Shares	249,186	7,971
USAA Precious Metals and Minerals Fund Institutional Shares	44,305	733
USAA Small Cap Stock Fund Institutional Shares	416,784	5,435
USAA Target Managed Allocation Fund	1,425,755	13,188
USAA Value Fund Institutional Shares	224,889	4,100
Total Affiliated Mutual Funds (Cost $110,681)		124,991
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.73% (b)	190,813	191
HSBC U.S. Government Money Market Fund, I Shares, 3.75% (b)	190,813	190
Invesco Government & Agency Portfolio, Institutional Shares, 3.74% (b)	190,813	191
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.62% (b)	190,813	191
Total Collateral for Securities Loaned (Cost $763)		763
Total Investments (Cost $184,668) — 100.1%		201,393
Liabilities in excess of other assets — (0.1)%		(206)
NET ASSETS — 100.00%		$201,187

At November 30, 2022, the Fund's investments in foreign securities were 36.9% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rate disclosed is the daily yield on November 30, 2022.

ETF — Exchange-Traded Fund

See notes to financial statements.

3

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Cornerstone Equity Fund
Assets:
Affiliated investments, at value (Cost $183,905)	$200,630	(a)
Unaffiliated investments, at value (Cost $763)	763
Cash	572
Receivables:
Interest	2
Capital shares issued	103
From Adviser	10
Prepaid expenses	8
Total Assets	202,088
Liabilities:
Payables:
Collateral received on loaned securities	763
Capital shares redeemed	92
Accrued expenses and other payables:
Custodian fees	2
Compliance fees	—	(b)
Trustees' fees	1
Other accrued expenses	43
Total Liabilities	901
Net Assets:
Capital	174,056
Total accumulated earnings/(loss)	27,131
Net Assets	$201,187
Shares (unlimited number of shares authorized with no par value):	13,182
Net asset value, offering and redemption price per share: (c)	$15.26

(a)  Includes $758 thousand of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

4

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2022

(Amounts in Thousands)  (Unaudited)

USAA Cornerstone Equity Fund
Investment Income:
Income distributions from affiliated funds	$1,327
Interest from unaffiliated investments	2
Securities lending (net of fees)	18
Total Income	1,347
Expenses:
Sub-Administration fees	9
Custodian fees	3
Trustees' fees	24
Compliance fees	1
Printing fees	22
Legal and audit fees	32
State registration and filing fees	15
Other expenses	13
Total Expenses	119
Expenses waived/reimbursed by Adviser	(23)
Net Expenses	96
Net Investment Income (Loss)	1,251
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated funds	22
Net change in unrealized appreciation/depreciation on affiliated funds	(5,760)
Net realized/unrealized gains (losses) on investments	(5,738)
Change in net assets resulting from operations	$(4,487)

See notes to financial statements.

5

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Cornerstone Equity Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$1,251	$6,930
Net realized gains (losses)	22	10,451
Net change in unrealized appreciation/depreciation	(5,760)	(31,549)
Change in net assets resulting from operations	(4,487)	(14,168)
Change in net assets resulting from distributions to shareholders	—	(10,625)
Change in net assets resulting from capital transactions	(2,235)	466
Change in net assets	(6,722)	(24,327)
Net Assets:
Beginning of period	207,909	232,236
End of period	$201,187	$207,909
Capital Transactions:
Proceeds from shares issued	$8,639	$27,268
Distributions reinvested	—	10,602
Cost of shares redeemed	(10,874)	(37,404)
Change in net assets resulting from capital transactions	$(2,235)	$466
Share Transactions:
Issued	599	1,585
Reinvested	—	608
Redeemed	(754)	(2,174)
Change in Shares	(155)	19

See notes to financial statements.

6

This page is intentionally left blank.

7

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Cornerstone Equity Fund
Six Months Ended November 30, 2022 (Unaudited)	$15.59	0.09	(f)	(0.42)	(0.33)	—	—
Year Ended May 31: 2022	$17.44	0.52	(f)	(1.56)	(1.04)	(0.59)	(0.22)
2021	$13.28	0.27	(f)	5.16	5.43	(0.20)	(1.07)
2020	$13.90	0.34	(f)	(0.24)	0.10	(0.32)	(0.40)
2019	$15.49	0.26		(0.99)	(0.73)	(0.25)	(0.61)
2018	$14.31	0.22		1.26	1.48	(0.22)	(0.08)

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through September 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  Per share net investment income (loss) has been calculated using the average daily shares method.

(g)  Reflects increased usage of quantitative investment strategies.

(h)  Reflects an increase in trading activity due to asset allocation shifts.

See notes to financial statements.

8

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(a)(b)	Net Expenses(c)(d)(e)	Net Investment Income (Loss)(c)	Gross Expenses(c)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Cornerstone Equity Fund
Six Months Ended November 30, 2022 (Unaudited)	—	$15.26	(2.12)%	0.10%	1.30%	0.12%	$201,187	5%
Year Ended May 31: 2022	(0.81)	$15.59	(6.41)%	0.09%	3.04%	0.09%	$207,909	12%
2021	(1.27)	$17.44	42.26%	0.10%	1.74%	0.11%	$232,236	5%
2020	(0.72)	$13.28	0.14%	0.10%	2.38%	0.10%	$191,013	6%
2019	(0.86)	$13.90	(4.35)%	0.10%	1.79%	0.13%	$202,288	11	%(g)
2018	(0.30)	$15.49	10.32%	0.10%	1.46%	0.13%	$200,186	38	%(h)

See notes to financial statements.

9

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Cornerstone Equity Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act. The Fund is a "fund of funds" in that it invests in a selection of affiliated mutual funds and exchange-traded funds ("ETFs") managed by the Fund's Adviser, Victory Capital Management Inc. ("VCM" or the "Adviser"), an affiliate of the Fund. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

The Fund may rely on various exemptions contained in the 1940 Act and in exemptive rules or orders thereunder issued by the Securities and Exchange Commission ("SEC") that permit funds, subject to certain conditions, to invest in one or more ETFs and certain other types of investment companies in amounts that exceed limits set forth in the 1940 Act that would otherwise be applicable.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

The Adviser, acting as the valuation designee has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

10

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including ETFs, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in the underlying affiliated Funds and other open-end investment companies, other than ETFs, are valued at their net asset value ("NAV") at the end of each business day. These valuations are typically categorized as Level 1 in the fair value hierarchy.

The underlying affiliated Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Affiliated Exchange-Traded Funds	$75,639	$—	$—	$75,639
Affiliated Mutual Funds	124,991	—	—	124,991
Collateral for Securities Loaned	763	—	—	763
Total	$201,393	$—	$—	$201,393

For the six months ended November 30, 2022, there were no transfers into/out of Level 3.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the

11

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$758	$—	$763

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

For the six months ended November 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$10,171	$11,040

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser does not receive any fees from the Fund for these services.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM does not receive any fees from the Fund for these services.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA does not receive any fees from the Fund for these services.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limit. As of November 30, 2022, the expense limit (excluding voluntary waivers) was 0.10%.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of November 30, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at November 30, 2022.

Expires 2026	Total
$23	$23

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).

Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund's assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Equity Risk — The Fund may invest in underlying affiliated funds that invest in equity securities. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

ETF Risk — The Fund may invest in shares of ETFs, which generally are registered investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees' fees operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, performance may be lower than if the Fund were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from June 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through November 30, 2022, interest was based on the one-month Secured Overnight Financing Rate ("SOFR") plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended November 30, 2022.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended May 31, 2022, the Fund had no capital loss carryforwards for federal income tax purposes.

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund's Schedule of Portfolio Investments. The financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC's as well as each respective underlying fund's website. Transactions in affiliated securities during the six months ended November 30, 2022, were as follows (amounts in thousands):

	Fair Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2022	Dividend Income
USAA 500 Index Fund Reward Shares	$42,772	$292	$(823)	$(83)	$—	$(377)	$41,781	$292
USAA NASDAQ-100 Index Fund R6 Shares	7,275	1,000	—	—	—	(304)	7,971	—
VictoryShares WestEnd US Sector ETF	—	7,440	—	—	—	586	8,026	—
USAA Emerging Markets Fund Institutional Shares	10,418	518	(380)	(148)	—	(816)	9,592	—

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

	Fair Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2022	Dividend Income
USAA Growth Fund Institutional Shares	$7,936	$—	$(4,325)	$249	$—	$(751)	$3,109	$—
USAA Income Stock Fund Institutional Shares	9,232	92	(1,019)	62	—	58	8,425	92
USAA International Fund Institutional Shares	30,529	829	—	—	—	(701)	30,657	—
USAA Precious Metals and Minerals Fund Institutional Shares	821	—	—	—	—	(88)	733	—
USAA Small Cap Stock Fund Institutional Shares	5,314	—	—	—	—	121	5,435	—
USAA Target Managed Allocation Fund	13,944	—	—	—	—	(756)	13,188	—
USAA Value Fund Institutional Shares	8,882	—	(4,493)	(58)	—	(231)	4,100	—
VictoryShares Emerging Markets Value Momentum ETF	11,900	—	—	—	—	(1,143)	10,757	310
VictoryShares International Value Momentum ETF	24,749	—	—	—	—	(1,559)	23,190	372
VictoryShares US Small Mid Cap Value Momentum ETF	6,659	—	—	—	—	81	6,740	36
VictoryShares US Value Momentum ETF	26,806	—	—	—	—	120	26,926	225
	$207,237	$10,171	$(11,040)	$22	$—	$(5,760)	$200,630	$1,327

17

USAA Mutual Funds Trust	Supplemental Information November 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2022, through November 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/22	Actual Ending Account Value 11/30/22	Hypothetical Ending Account Value 11/30/22	Actual Expenses Paid During Period 6/1/22-11/30/22*	Hypothetical Expenses Paid During Period 6/1/22-11/30/22*	Annualized Expense Ratio During Period 6/1/22-11/30/22
$1,000.00	$978.80	$1,024.57	$0.50	$0.51	0.10%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

18

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

97453-0123

NOVEMBER 30, 2022

Semi Annual Report

USAA Cornerstone Moderate Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information	26
Proxy Voting and Portfolio Holdings Information	26
Expense Example	26
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	November 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks high total return.

Asset Allocation*:

November 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

**  Percentage is less than 0.05%

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (0.0%) (a)
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47 (b)	$251	$236
Total Asset-Backed Securities (Cost $251)		236
Common Stocks (18.2%)
Communication Services (1.2%):
Alphabet, Inc. Class C (c)	29,689	3,012
AT&T, Inc.	126,445	2,438
Comcast Corp. Class A	36,667	1,344
Match Group, Inc. (c)	17,225	871
Meta Platforms, Inc. Class A (c)	12,044	1,422
Sirius XM Holdings, Inc. (d)	286,200	1,857
T-Mobile U.S., Inc. (c)	7,645	1,158
Verizon Communications, Inc.	33,847	1,319
		13,421
Consumer Discretionary (1.4%):
AutoZone, Inc. (c)	844	2,177
Best Buy Co., Inc.	11,841	1,010
Dollar General Corp.	4,086	1,045
Ford Motor Co.	74,577	1,037
General Motors Co.	27,244	1,105
Genuine Parts Co.	5,481	1,005
Lennar Corp. Class A	11,995	1,053
Lowe's Cos., Inc.	5,731	1,218
McDonald's Corp.	4,921	1,342
O'Reilly Automotive, Inc. (c)	2,494	2,156
Target Corp.	5,043	842
The Home Depot, Inc.	4,721	1,530
		15,520
Consumer Staples (1.0%):
Altria Group, Inc.	49,732	2,316
Colgate-Palmolive Co.	13,589	1,053
General Mills, Inc.	13,620	1,162
PepsiCo, Inc.	7,852	1,457
Philip Morris International, Inc.	12,387	1,234
The Hershey Co.	4,758	1,119
Tyson Foods, Inc. Class A	16,084	1,066
Walgreens Boots Alliance, Inc.	25,750	1,069
		10,476
Energy (1.0%):
Chevron Corp.	8,289	1,519
ConocoPhillips	9,528	1,177
Devon Energy Corp.	13,131	900
EOG Resources, Inc.	7,114	1,010
Exxon Mobil Corp.	32,015	3,564
Marathon Oil Corp.	30,549	936

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Marathon Petroleum Corp.	8,797	$1,071
Valero Energy Corp.	7,609	1,017
		11,194
Financials (2.4%):
American Express Co.	7,183	1,132
Annaly Capital Management, Inc.	1,754	38
Aon PLC Class A	3,371	1,039
Arch Capital Group Ltd. (c)	17,560	1,052
Berkshire Hathaway, Inc. Class B (c)	10,719	3,415
Capital One Financial Corp.	9,975	1,030
Citigroup, Inc.	23,324	1,129
FactSet Research Systems, Inc.	2,083	961
JPMorgan Chase & Co.	12,606	1,742
LPL Financial Holdings, Inc.	3,929	930
M&T Bank Corp.	5,862	997
Marsh & McLennan Cos., Inc.	6,469	1,120
MetLife, Inc.	14,567	1,117
Morgan Stanley	13,317	1,239
MSCI, Inc.	1,837	933
Prudential Financial, Inc.	9,838	1,063
Raymond James Financial, Inc.	7,819	914
Regions Financial Corp.	41,046	953
Signature Bank	5,861	818
T. Rowe Price Group, Inc.	6,989	873
The Goldman Sachs Group, Inc.	3,184	1,229
The Progressive Corp.	8,481	1,121
W.R. Berkley Corp.	14,216	1,084
		25,929
Health Care (3.4%):
AbbVie, Inc.	19,206	3,096
AmerisourceBergen Corp.	6,590	1,125
Amgen, Inc.	12,885	3,690
Biogen, Inc. (c)	3,586	1,094
Bristol-Myers Squibb Co.	33,258	2,670
Cigna Corp.	7,619	2,506
CVS Health Corp.	12,401	1,263
Elevance Health, Inc.	4,917	2,620
Eli Lilly & Co.	8,269	3,068
Gilead Sciences, Inc.	14,156	1,243
IDEXX Laboratories, Inc. (c)	2,219	945
Johnson & Johnson	10,015	1,783
McKesson Corp.	3,008	1,148
Merck & Co., Inc.	28,622	3,152
Mettler-Toledo International, Inc. (c)	653	960
Pfizer, Inc.	30,459	1,527
UnitedHealth Group, Inc.	7,122	3,901
Waters Corp. (c)	2,829	981
		36,772

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (2.1%):
3M Co.	8,461	$1,066
Carlisle Cos., Inc.	3,993	1,051
Cintas Corp.	2,211	1,021
Cummins, Inc.	4,179	1,049
Fastenal Co.	18,548	955
FedEx Corp.	5,914	1,078
General Dynamics Corp.	8,703	2,196
Illinois Tool Works, Inc.	4,488	1,021
Lockheed Martin Corp.	7,232	3,509
Masco Corp.	17,950	911
Northrop Grumman Corp.	2,154	1,149
Otis Worldwide Corp.	12,312	961
PACCAR, Inc.	20,092	2,128
Republic Services, Inc.	7,802	1,087
United Parcel Service, Inc. Class B	6,655	1,263
W.W. Grainger, Inc.	3,366	2,030
		22,475
Information Technology (3.9%):
Accenture PLC Class A	4,183	1,259
Adobe, Inc. (c)	3,359	1,159
Apple, Inc.	68,563	10,149
Automatic Data Processing, Inc.	4,495	1,187
Broadcom, Inc.	2,549	1,405
Cisco Systems, Inc.	56,428	2,806
Cognizant Technology Solutions Corp. Class A	17,320	1,078
Enphase Energy, Inc. (c)	3,397	1,089
Fair Isaac Corp. (c)	3,071	1,903
HP, Inc.	63,826	1,917
Intel Corp.	38,408	1,155
International Business Machines Corp.	16,564	2,466
Micron Technology, Inc.	16,760	966
Microsoft Corp.	16,222	4,139
Motorola Solutions, Inc.	4,086	1,112
ON Semiconductor Corp. (c)	12,800	963
Oracle Corp.	15,303	1,271
Palo Alto Networks, Inc. (c)	6,094	1,035
Paychex, Inc.	8,270	1,026
QUALCOMM, Inc.	9,424	1,192
Texas Instruments, Inc.	13,659	2,465
VeriSign, Inc. (c)	4,796	958
		42,700
Materials (0.7%):
CF Industries Holdings, Inc.	8,585	929
Corteva, Inc.	14,563	978
LyondellBasell Industries NV Class A	11,645	990
Nucor Corp.	14,346	2,151

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Sealed Air Corp.	18,522	$986
Steel Dynamics, Inc.	9,637	1,001
The Sherwin-Williams Co.	4,032	1,005
		8,040
Real Estate (0.5%):
Alexandria Real Estate Equities, Inc.	636	99
American Homes 4 Rent Class A	1,623	54
American Tower Corp.	2,376	526
AvalonBay Communities, Inc.	708	124
Boston Properties, Inc.	747	54
Camden Property Trust	487	59
CBRE Group, Inc. Class A (c)	1,679	134
Crown Castle, Inc.	2,209	312
Digital Realty Trust, Inc.	1,370	154
Equinix, Inc.	470	325
Equity LifeStyle Properties, Inc.	879	58
Equity Residential	1,868	121
Essex Property Trust, Inc.	327	72
Extra Space Storage, Inc.	661	106
Gaming and Leisure Properties, Inc.	1,390	73
Healthcare Realty Trust, Inc.	1,989	41
Healthpeak Properties, Inc.	2,671	70
Host Hotels & Resorts, Inc.	3,450	65
Invitation Homes, Inc.	2,844	93
Iron Mountain, Inc.	1,461	79
Kimco Realty Corp.	3,379	77
Medical Properties Trust, Inc.	2,885	38
Mid-America Apartment Communities, Inc.	574	95
Prologis, Inc.	4,722	556
Public Storage	803	239
Realty Income Corp.	3,102	196
Regency Centers Corp.	861	57
SBA Communications Corp.	560	168
Simon Property Group, Inc.	1,694	202
Sun Communities, Inc.	501	74
UDR, Inc.	1,487	62
Ventas, Inc.	1,882	88
VICI Properties, Inc.	5,277	180
Vornado Realty Trust	808	20
Welltower, Inc.	2,095	149
Weyerhaeuser Co.	3,701	121
WP Carey, Inc.	880	69
Zillow Group, Inc. Class C (c)	1,120	43
		5,053
Utilities (0.6%):
Consolidated Edison, Inc.	11,463	1,124
DTE Energy Co.	8,300	963
Exelon Corp.	27,853	1,152

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Sempra Energy	6,738	$1,120
The AES Corp.	33,780	977
UGI Corp.	23,850	922
		6,258
Total Common Stocks (Cost $159,841)		197,838
U.S. Treasury Obligations (1.3%)
U.S. Treasury Notes, 1.63%, 4/30/23 (e)	$14,658	14,480
Total U.S. Treasury Obligations (Cost $14,651)		14,480
Exchange-Traded Funds (45.9%)
Invesco DB Commodity Index Tracking Fund (c)	114,500	2,919
Invesco FTSE RAFI Developed Markets ex-US ETF	335,920	14,216
Invesco FTSE RAFI Emerging Markets ETF	686,690	12,409
iShares 0-5 Year TIPS Bond ETF	181,167	17,696
iShares 20+ Year Treasury Bond ETF	66,687	6,851
iShares 7-10 Year Treasury Bond ETF	198,365	19,362
iShares Core MSCI EAFE ETF	123,049	7,758
iShares Core MSCI Emerging Markets ETF	613,155	29,775
iShares Core S&P 500 ETF	75,600	30,945
iShares Core S&P Small-Cap ETF	393,587	40,083
iShares Core US Aggregate Bond ETF	114,078	11,213
iShares iBoxx High Yield Corporate Bond ETF (d)	522,903	39,563
iShares JP Morgan USD Emerging Markets Bond ETF	86,421	7,469
iShares MSCI Canada ETF (d)	170,329	5,994
iShares MSCI International Momentum Factor ETF (d)	401,271	12,708
iShares MSCI International Quality Factor ETF (d)	457,001	15,259
iShares Russell 2000 ETF (d)	70,263	13,165
JPMorgan BetaBuilders Canada ETF	32,299	1,977
Schwab Fundamental Emerging Markets Large Co. Index ETF	920,892	24,284
Schwab Fundamental International Large Co. Index ETF	1,549,839	46,805
Schwab Fundamental International Small Co. Index ETF	266,700	8,478
SPDR Gold Shares (c)	53,784	8,864
SPDR S&P Emerging Markets SmallCap ETF	34,497	1,739
Vanguard FTSE All-World ex-U.S. ETF	86,591	4,494
Vanguard FTSE Developed Markets ETF (d)	918,252	39,861
Vanguard FTSE Emerging Markets ETF	47,000	1,905
Vanguard Mortgage-Backed Securities ETF	279,324	12,874
Vanguard Real Estate ETF (d)	55,850	4,919
Vanguard S&P 500 ETF	5,306	1,987
Vanguard Short-Term Bond ETF	350,980	26,499
Vanguard Short-Term Corporate Bond ETF	44,267	3,342
Vanguard Total Stock Market ETF	54,053	11,030
Wisdom Tree Trust — WisdomTree Emerging Markets SmallCap Dividend Fund	59,797	2,686
Xtrackers USD High Yield Corporate Bond ETF (d)	332,534	11,512
Total Exchange-Traded Funds (Cost $469,372)		500,641

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (33.6%)
VictoryShares Emerging Markets Value Momentum ETF	51,500	$2,076
VictoryShares ESG Core Plus Bond ETF	3,286,188	70,152
VictoryShares USAA Core Intermediate-Term Bond ETF	6,057,948	277,706
VictoryShares USAA Core Short-Term Bond ETF	341,251	16,623
Total Affiliated Exchange-Traded Funds (Cost $422,755)		366,557
Collateral for Securities Loaned (9.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.73% (f)	24,603,553	24,604
HSBC U.S. Government Money Market Fund, I Shares, 3.75% (f)	24,603,553	24,603
Invesco Government & Agency Portfolio, Institutional Shares, 3.74% (f)	24,603,553	24,603
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.62% (f)	24,603,553	24,604
Total Collateral for Securities Loaned (Cost $98,414)		98,414
Total Investments (Cost $1,165,284) — 108.0%		1,178,166
Liabilities in excess of other assets — (8.0)%		(87,329)
NET ASSETS — 100.00%		$1,090,837

At November 30, 2022, the Fund's investments in foreign securities were 20.3% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Amount represents less than 0.05% of net assets.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of November 30, 2022, the fair value of these securities was $236 thousands and amounted to less than 0.05% of net assets.

(c)  Non-income producing security.

(d)  All or a portion of this security is on loan.

(e)  All or a portion of this security has been segregated as collateral for derivative instruments.

(f)  Rate disclosed is the daily yield on November 30, 2022.

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

PLC — Public Limited Company

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2022

  (Unaudited)

Futures Contracts Purchased

(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Futures	271	12/16/22	$10,066,334	$11,180,287	$1,113,953
FTSE 100 Index Futures	194	12/16/22	17,221,043	17,764,086	543,043
S&P/Toronto Stock Exchange 60 Index Futures	95	12/15/22	16,959,541	17,520,967	561,426
					$2,218,422
Futures Contracts Sold
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	81	12/15/22	$9,526,287	$10,043,787	$(517,500)
E-Mini Russell 2000 Index Futures	42	12/16/22	3,793,910	3,963,750	(169,840)
Hang Seng Index Futures	39	12/29/22	4,406,023	4,647,874	(241,851)
Swiss Market Index Futures	72	12/16/22	8,309,636	8,494,493	(184,857)
Tokyo Price Index Futures	67	12/08/22	9,571,843	9,656,696	(84,853)
					$(1,198,901)
Total unrealized appreciation					$2,218,422
Total unrealized depreciation					(1,198,901)
Total net unrealized appreciation (depreciation)					$1,019,521

See notes to financial statements.

9

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Cornerstone Moderate Fund
Assets:
Affiliated investments, at value (Cost $422,755)	$366,557
Unaffiliated investments, at value (Cost $742,529)	811,609	(a)
Cash	6,769
Deposit with broker for futures contracts	4,338
Receivables:
Interest and dividends	457
Capital shares issued	310
Investments sold	4,483
Variation margin on open futures contracts	394
From Adviser for ETF reimbursements	286
Prepaid expenses	15
Total Assets	1,195,218
Liabilities:
Payables:
Collateral received on loaned securities	98,414
Collateral received from broker for futures contracts	705
Investments purchased	3,788
Capital shares redeemed	257
Variation margin on open futures contracts	307
Accrued expenses and other payables:
Investment advisory fees	514
Administration fees	131
Custodian fees	15
Transfer agent fees	168
Compliance fees	1
Trustees' fees	1
Other accrued expenses	80
Total Liabilities	104,381
Net Assets:
Capital	1,059,610
Total accumulated earnings/(loss)	31,227
Net Assets	$1,090,837
Shares (unlimited number of shares authorized with no par value):	75,602
Net asset value, offering and redemption price per share: (b)	$14.43

(a)  Includes $96,858 thousand of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

10

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2022

(Amounts in Thousands)  (Unaudited)

USAA Cornerstone Moderate Fund
Investment Income:
Income distributions from affiliated funds	$4,913
Dividends from unaffiliated investments	8,508
Interest from unaffiliated investments	203
Securities lending (net of fees)	360
Foreign tax withholding	(2)
Total Income	13,982
Expenses:
Investment advisory fees	3,170
Administration fees	806
Sub-Administration fees	36
Custodian fees	29
Transfer agent fees	1,027
Trustees' fees	24
Compliance fees	5
Legal and audit fees	45
State registration and filing fees	25
Other expenses	96
Total Expenses	5,263
Expenses waived/reimbursed by Adviser	(590)
Net Expenses	4,673
Net Investment Income (Loss)	9,309
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated funds	(4,060)
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions	(10,693)
Net realized gains (losses) from futures contracts	(12)
Net change in unrealized appreciation/depreciation on affiliated funds	(15,098)
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations	(10,942)
Net change in unrealized appreciation/depreciation on futures contracts	1,630
Net realized/unrealized gains (losses) on investments	(39,175)
Change in net assets resulting from operations	$(29,866)
See notes to financial statements.

11

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Cornerstone Moderate Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$9,309	$15,773
Net realized gains (losses)	(14,765)	59,583
Net change in unrealized appreciation/depreciation	(24,410)	(145,278)
Change in net assets resulting from operations	(29,866)	(69,922)
Change in net assets resulting from distributions to shareholders	(6,566)	(85,781)
Change in net assets resulting from capital transactions	(12,639)	30,079
Change in net assets	(49,071)	(125,624)
Net Assets:
Beginning of period	1,139,908	1,265,532
End of period	$1,090,837	$1,139,908
Capital Transactions:
Proceeds from shares issued	$31,906	$94,555
Distributions reinvested	6,521	85,309
Cost of shares redeemed	(51,066)	(149,785)
Change in net assets resulting from capital transactions	$(12,639)	$30,079
Share Transactions:
Issued	2,261	5,775
Reinvested	467	5,212
Redeemed	(3,623)	(9,130)
Change in Shares	(895)	1,857

See notes to financial statements.

12

This page is intentionally left blank.

13

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Cornerstone Moderate Fund
Six Months Ended November 30, 2022 (Unaudited)	$14.90	0.12	(f)	(0.50)	(0.38)	(0.09)	—
Year Ended May 31:
2022	$16.96	0.21	(f)	(1.11)	(0.90)	(0.23)	(0.93)
2021	$14.24	0.20	(f)	2.76	2.96	(0.21)	(0.03)
2020	$14.11	0.29	(f)	0.13	0.42	(0.29)	—
2019	$14.83	0.30		(0.31)	(0.01)	(0.29)	(0.42)
2018	$15.05	0.26		0.55	0.81	(0.26)	(0.77)

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through September 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  Per share net investment income (loss) has been calculated using the average daily shares method.

(g)  Reflects increased trading activity due to usage of quantitative investment strategies.

See notes to financial statements.

14

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(a)(b)	Net Expenses(c)(d)(e)	Net Investment Income (Loss)(c)	Gross Expenses(c)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Cornerstone Moderate Fund
Six Months Ended November 30, 2022 (Unaudited)	(0.09)	$14.43	(2.55)%	0.87%	1.73%	0.98%	$1,090,837	30%
Year Ended May 31:
2022	(1.16)	$14.90	(5.82)%	0.87%	1.28%	0.95%	$1,139,908	47%
2021	(0.24)	$16.96	21.00%	0.97%	1.29%	0.98%	$1,265,532	53%
2020	(0.29)	$14.24	2.98%	1.00%	2.01%	1.00%	$1,131,458	87%
2019	(0.71)	$14.11	0.13%	1.00%	2.10%	1.02%	$1,163,374	81	%(g)
2018	(1.03)	$14.83	5.42%	1.00%	1.73%	1.03%	$1,184,032	51%

See notes to financial statements.

15

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Cornerstone Moderate Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

Victory Capital Management ("VCM" or the "Adviser"), is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

The Adviser, acting as the valuation designee has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, including underlying funds, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$236	$—	$236
Common Stocks	197,838	—	—	197,838
U.S. Treasury Obligations	—	14,480	—	14,480
Exchange-Traded Funds	500,641	—	—	500,641
Affiliated Exchange-Traded Funds	366,557	—	—	366,557
Collateral for Securities Loaned	98,414	—	—	98,414
Total	$1,163,450	$14,716	$—	$1,178,166
Other Financial Investments*
Assets:
Futures Contracts	$2,219	$—	$—	$2,219
Liabilities:
Futures Contracts	$(1,199)	$—	$—	$(1,199)
Total	$1,020	$—	$—	$1,020

*  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended November 30, 2022, there were no transfers into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Mortgage-and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with broker for futures contracts and Collateral received from broker for futures contracts.

Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended November 30, 2022, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of November 30, 2022 (amounts in thousands):

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure	$2,219	$1,199

*  Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended November 30, 2022 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$(12)	$1,630

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2022.

Value of Securities on Loan		Non-Cash Collateral	Cash Collateral
$97,776	(a)	$—	$98,414

(a)  Includes $918 thousand of securities on loan that were sold prior to November 30, 2022.

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

For the six months ended November 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser under specified conditions outlined in the valuation policies and procedures adopted by the Board. In addition, as defined under the valuation policies and procedures, each transaction must be effected at the independent current market price. For the six months ended November 30, 2022, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$—	$1,779	$(252)

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$322,641	$321,887	$—	$609

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.59% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the Fund's average daily net assets. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended November 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2022, the expense limit (excluding voluntary waivers) was 1.00%.

In addition, the Fund invests in affiliated VCM exchange-traded fund(s) ("affiliated ETFs"). The Fund's advisory fee is reimbursed by VCM that to the extent of the indirect advisory fee incurred through the Fund's proportional investment in the affiliated ETFs. These affiliated ETF advisory fee reimbursements are not available for recoupment. For the six months ended November 30, 2022, the Fund incurred reimbursable expense of $590 thousand, of which $590 thousand consisted of affiliated ETF Adviser fee reimbursements and is reflected on the Statement of Operations as Expenses waived/reimbursed by Adviser. The Fund has a receivable related to these reimbursable expenses from the Adviser for $286 thousand, pursuant to the Fund's expense limitation agreement and is reflected on the Statement of Assets and Liabilities as Receivable from Advisor for ETF reimbursements.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of November 30, 2022, there are no amounts available to be repaid to the Adviser.

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund's managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers' tactical allocation will not be successful.

Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).

Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund's assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.

ETF Risk — The Fund may invest in shares of ETFs, which generally are registered investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees' fees,

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund as a shareholder in an ETF. As a result, the Fund's investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the underlying securities held by the ETF. For investments in affiliated ETFs, the Fund's management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund's investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from June 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through November 30, 2022, interest was based on the one-month Secured Overnight Financing Rate ("SOFR") plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period,

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended November 30, 2022.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended May 31, 2022, the Fund had no capital loss carryforwards for federal income tax purposes.

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund's Schedule of Portfolio Investments. The financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC's as well as each respective underlying fund's website. Transactions in affiliated securities during the six months ended November 30, 2022, were as follows (amounts in thousands):

	Fair Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2022	Dividend Income
VictoryShares Emerging Markets Value Momentum ETF	$2,297	$—	$—	$—	$—	$(221)	$2,076	$60
VictoryShares ESG Core Plus Bond ETF	72,447	2,734	(1,367)	—	—	(3,662)	70,152	1,210
VictoryShares USAA Core Intermediate-Term Bond ETF	305,869	9,656	(22,843)	(4,060)	—	(10,916)	277,706	3,421
VictoryShares USAA Core Short-Term Bond ETF	16,922	—	—	—	—	(299)	16,623	222
	$397,535	$12,390	$(24,210)	$(4,060)	$—	$(15,098)	$366,557	$4,913

25

USAA Mutual Funds Trust	Supplemental Information November 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2022, through November 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/22	Actual Ending Account Value 11/30/22	Hypothetical Ending Account Value 11/30/22	Actual Expenses Paid During Period 6/1/22-11/30/22*	Hypothetical Expenses Paid During Period 6/1/22-11/30/22*	Annualized Expense Ratio During Period 6/1/22-11/30/22
$1,000.00	$974.50	$1,020.71	$4.31	$4.41	0.87%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

26

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

27804-0123

NOVEMBER 30, 2022

Semi Annual Report

USAA Cornerstone Moderately
Aggressive Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	18
Supplemental Information	28
Proxy Voting and Portfolio Holdings Information	28
Expense Example	28
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	November 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks capital appreciation with a secondary focus on current income.

Asset Allocation*:

November 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

**  Percentage is less than 0.05%.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (0.0%) (a)
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47 (b)	$455	$428
Total Asset-Backed Securities (Cost $455)		428
Common Stocks (24.1%)
Communication Services (1.6%):
Alphabet, Inc. Class C (c)	87,684	8,895
AT&T, Inc.	373,446	7,200
Cogent Communications Holdings, Inc.	4,708	273
Comcast Corp. Class A	108,292	3,968
John Wiley & Sons, Inc. Class A	6,569	311
Match Group, Inc. (c)	50,873	2,572
Meta Platforms, Inc. Class A (c)	35,572	4,201
Sirius XM Holdings, Inc. (d)	845,266	5,486
T-Mobile U.S., Inc. (c)	22,578	3,420
Verizon Communications, Inc.	99,966	3,897
Ziff Davis, Inc. (c)	4,494	415
		40,638
Consumer Discretionary (1.9%):
Academy Sports & Outdoors, Inc.	8,700	439
Asbury Automotive Group, Inc.	1,290	242
AutoZone, Inc. (c)	2,493	6,429
Best Buy Co., Inc.	34,939	2,980
Dillard's, Inc. Class A	538	194
Dollar General Corp.	12,067	3,085
Ford Motor Co.	220,259	3,062
Frontdoor, Inc. (c)	9,997	234
General Motors Co.	76,418	3,100
Genuine Parts Co.	16,189	2,968
GoPro, Inc. Class A (c)	54,997	301
Graham Holdings Co. Class B	440	283
La-Z-Boy, Inc.	12,730	347
Lennar Corp. Class A	35,372	3,107
Lowe's Cos., Inc.	16,926	3,598
MarineMax, Inc. (c)	8,108	268
McDonald's Corp.	14,534	3,965
Meritage Homes Corp. (c)	3,569	308
O'Reilly Automotive, Inc. (c)	7,361	6,364
Perdoceo Education Corp. (c)	18,126	260
Rent-A-Center, Inc.	12,682	305
Shoe Carnival, Inc.	12,264	324
Signet Jewelers Ltd.	6,165	401
Smith & Wesson Brands, Inc.	23,705	279
Target Corp.	14,895	2,488
The Home Depot, Inc.	13,943	4,517
		49,848

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Staples (1.3%):
Altria Group, Inc.	146,881	$6,842
Colgate-Palmolive Co.	40,135	3,110
General Mills, Inc.	40,225	3,431
Herbalife Nutrition Ltd. (c)	12,770	224
Ingles Markets, Inc. Class A	1,914	194
Nu Skin Enterprises, Inc. Class A	8,163	340
PepsiCo, Inc.	23,190	4,302
Philip Morris International, Inc.	36,585	3,646
Sprouts Farmers Market, Inc. (c)	5,501	189
The Hershey Co.	14,054	3,305
Tyson Foods, Inc. Class A	47,504	3,149
United Natural Foods, Inc. (c)	5,017	239
Vector Group Ltd.	30,912	343
Walgreens Boots Alliance, Inc.	75,978	3,153
Weis Markets, Inc.	2,156	188
		32,655
Energy (1.4%):
Arch Resources, Inc.	914	141
California Resources Corp.	7,795	354
Chevron Corp.	24,481	4,488
Civitas Resources, Inc.	4,816	324
Comstock Resources, Inc.	11,853	217
ConocoPhillips	28,142	3,476
CONSOL Energy, Inc.	2,543	197
Devon Energy Corp.	38,781	2,657
EOG Resources, Inc.	21,010	2,982
Exxon Mobil Corp.	94,461	10,517
Magnolia Oil & Gas Corp. Class A	11,543	301
Marathon Oil Corp.	90,225	2,764
Marathon Petroleum Corp.	25,957	3,162
Matador Resources Co.	4,487	298
Murphy Oil Corp.	6,496	307
PBF Energy, Inc. Class A	5,191	206
SM Energy Co.	6,431	277
Valero Energy Corp.	22,474	3,003
		35,671
Financials (3.3%):
American Express Co.	21,217	3,344
Annaly Capital Management, Inc.	5,534	120
Aon PLC Class A	9,939	3,064
Arbor Realty Trust, Inc.	19,783	294
Arch Capital Group Ltd. (c)	51,864	3,107
Atlantic Union Bankshares Corp.	9,174	327
BancFirst Corp.	1,207	123
Berkshire Hathaway, Inc. Class B (c)	31,659	10,087
Blackstone Mortgage Trust, Inc. Class A	14,144	357
Capital One Financial Corp.	29,461	3,042
Cathay General Bancorp	10,369	482

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Citigroup, Inc.	68,885	$3,335
City Holding Co.	417	42
Eagle Bancorp, Inc.	5,798	273
Enact Holdings, Inc.	7,209	179
Essent Group Ltd.	13,024	522
FactSet Research Systems, Inc.	6,147	2,835
First BanCorp	29,550	454
First Financial Bankshares, Inc.	3,249	120
Fulton Financial Corp.	17,745	330
Hancock Whitney Corp.	9,846	540
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,208	299
Heartland Financial USA, Inc.	4,142	202
Hope Bancorp, Inc.	22,287	303
International Bancshares Corp.	7,839	413
JPMorgan Chase & Co.	37,231	5,145
Lakeland Financial Corp.	547	43
LPL Financial Holdings, Inc.	11,605	2,747
M&T Bank Corp.	17,315	2,944
Marsh & McLennan Cos., Inc.	19,105	3,309
MetLife, Inc.	43,022	3,300
Morgan Stanley	39,270	3,655
MSCI, Inc.	5,421	2,753
NMI Holdings, Inc. Class A (c)	17,922	386
OceanFirst Financial Corp.	7,438	174
OFG Bancorp	10,304	298
Pathward Financial, Inc.	7,379	321
Piper Sandler Cos.	2,021	290
Preferred Bank	1,980	150
PROG Holdings, Inc. (c)	17,454	344
Prudential Financial, Inc.	29,057	3,139
Radian Group, Inc.	24,188	473
Raymond James Financial, Inc.	23,071	2,697
Regions Financial Corp.	121,038	2,809
Selective Insurance Group, Inc.	4,566	439
ServisFirst Bancshares, Inc.	1,434	109
Signature Bank	17,310	2,415
Southside Bancshares, Inc.	4,314	157
Stewart Information Services Corp.	6,516	288
T. Rowe Price Group, Inc.	20,612	2,575
The Bancorp, Inc. (c)	9,814	294
The Bank of NT Butterfield & Son Ltd.	7,336	255
The Goldman Sachs Group, Inc.	9,405	3,632
The Progressive Corp.	25,011	3,305
UMB Financial Corp.	5,439	465
Valley National Bancorp	44,704	566
W.R. Berkley Corp.	41,985	3,203
Washington Federal, Inc.	5,188	183
		87,057

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (4.4%):
AbbVie, Inc.	56,725	$9,143
AbCellera Biologics, Inc. (c)	13,444	173
Alector, Inc. (c)	21,832	185
AmerisourceBergen Corp.	19,465	3,322
Amgen, Inc.	38,056	10,899
Amphastar Pharmaceuticals, Inc. (c)	3,021	89
Arcus Biosciences, Inc. (c)	8,808	310
Arrowhead Pharmaceuticals, Inc. (c)	9,787	315
Avid Bioservices, Inc. (c)	14,481	227
Biogen, Inc. (c)	10,593	3,233
Bristol-Myers Squibb Co.	98,225	7,885
Catalyst Pharmaceuticals, Inc. (c)	7,405	124
Cigna Corp.	22,482	7,394
CVS Health Corp.	36,625	3,731
Dynavax Technologies Corp. (c)	9,234	115
Eagle Pharmaceuticals, Inc. (c)	2,455	89
Elevance Health, Inc.	14,522	7,739
Eli Lilly & Co.	24,422	9,063
Emergent BioSolutions, Inc. (c)	15,441	190
Fulgent Genetics, Inc. (c)	7,636	277
Gilead Sciences, Inc.	41,808	3,672
IDEXX Laboratories, Inc. (c)	6,548	2,789
iTeos Therapeutics, Inc. (c)	6,167	124
Johnson & Johnson	29,579	5,265
McKesson Corp.	8,885	3,391
Medpace Holdings, Inc. (c)	509	107
Merck & Co., Inc.	84,535	9,309
Merit Medical Systems, Inc. (c)	4,564	329
Mettler-Toledo International, Inc. (c)	1,927	2,832
ModivCare, Inc. (c)	3,140	242
NextGen Healthcare, Inc.	12,663	263
NuVasive, Inc. (c)	8,396	326
Owens & Minor, Inc.	15,386	317
Pfizer, Inc.	89,959	4,510
Prestige Consumer Healthcare, Inc. (c)	975	60
Prothena Corp. PLC (c)	3,643	228
Sage Therapeutics, Inc. (c)	9,249	380
Select Medical Holdings Corp.	13,052	321
SIGA Technologies, Inc.	14,627	134
Supernus Pharmaceuticals, Inc. (c)	4,331	159
UnitedHealth Group, Inc.	21,036	11,523
Vanda Pharmaceuticals, Inc. (c)	12,386	135
Vir Biotechnology, Inc. (c)	6,449	182
Waters Corp. (c)	8,356	2,896
Xencor, Inc. (c)	7,912	235
		114,232

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (2.7%):
3M Co.	24,989	$3,148
ABM Industries, Inc.	6,475	306
Albany International Corp.	2,894	293
ArcBest Corp.	4,169	345
Atkore, Inc. (c)	2,147	262
BlueLinx Holdings, Inc.	3,586	249
Boise Cascade Co.	4,721	350
Carlisle Cos., Inc.	11,795	3,103
Cintas Corp.	6,532	3,016
Cummins, Inc.	12,345	3,101
Fastenal Co.	54,780	2,822
FedEx Corp.	17,468	3,183
General Dynamics Corp.	25,704	6,487
HNI Corp.	7,994	232
Hub Group, Inc. Class A (c)	4,691	395
Illinois Tool Works, Inc.	13,029	2,964
Korn Ferry	5,382	307
Lockheed Martin Corp.	21,339	10,353
Masco Corp.	53,014	2,692
Matson, Inc.	4,694	299
Mueller Industries, Inc.	5,237	360
Northrop Grumman Corp.	6,363	3,393
Otis Worldwide Corp.	36,364	2,840
PACCAR, Inc.	59,341	6,285
Republic Services, Inc.	23,042	3,210
Resideo Technologies, Inc. (c)	17,586	285
Rush Enterprises, Inc. Class A	7,374	380
Sterling Infrastructure, Inc. (c)	8,635	283
Titan Machinery, Inc. (c)	5,019	221
TriNet Group, Inc. (c)	4,377	317
UFP Industries, Inc.	2,934	240
United Parcel Service, Inc. Class B	19,656	3,729
W.W. Grainger, Inc.	9,941	5,995
		71,445
Information Technology (5.0%):
Accenture PLC Class A	12,354	3,718
Adobe, Inc. (c)	9,920	3,422
Apple, Inc.	202,495	29,975
Automatic Data Processing, Inc.	13,275	3,506
Broadcom, Inc.	7,529	4,149
Cisco Systems, Inc.	166,657	8,286
Cognizant Technology Solutions Corp. Class A	51,154	3,182
Consensus Cloud Solutions, Inc. (c)	3,137	178
Diodes, Inc. (c)	3,691	340
Enphase Energy, Inc. (c)	10,035	3,217
Fair Isaac Corp. (c)	9,072	5,622
FormFactor, Inc. (c)	12,678	292
HP, Inc.	188,504	5,663
Intel Corp.	113,434	3,411

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
International Business Machines Corp.	48,920	$7,284
Kulicke & Soffa Industries, Inc.	6,116	293
Micron Technology, Inc.	49,453	2,851
Microsoft Corp.	47,912	12,224
Motorola Solutions, Inc.	12,068	3,285
ON Semiconductor Corp. (c)	37,804	2,843
Oracle Corp.	45,126	3,747
OSI Systems, Inc. (c)	3,321	294
Palo Alto Networks, Inc. (c)	17,999	3,058
Paychex, Inc.	24,427	3,030
Power Integrations, Inc.	3,757	302
QUALCOMM, Inc.	27,833	3,521
Sanmina Corp. (c)	5,987	396
Synaptics, Inc. (c)	2,912	309
Texas Instruments, Inc.	40,340	7,280
TTEC Holdings, Inc.	6,253	300
VeriSign, Inc. (c)	14,166	2,831
Viavi Solutions, Inc. (c)	26,670	302
Vishay Intertechnology, Inc.	16,462	379
		129,490
Materials (1.0%):
CF Industries Holdings, Inc.	25,357	2,743
Commercial Metals Co.	9,295	458
Corteva, Inc.	42,971	2,886
Greif, Inc. Class A	5,059	356
LyondellBasell Industries NV Class A	34,361	2,921
Minerals Technologies, Inc.	4,960	299
Nucor Corp.	42,328	6,347
Ryerson Holding Corp.	9,012	266
Sealed Air Corp.	54,703	2,912
Steel Dynamics, Inc.	28,464	2,958
Sylvamo Corp.	3,407	184
The Sherwin-Williams Co.	11,897	2,964
Warrior Met Coal, Inc.	6,101	225
		25,519
Real Estate (0.8%):
Agree Realty Corp.	3,919	274
Alexandria Real Estate Equities, Inc.	2,007	312
American Homes 4 Rent Class A	4,789	158
American Tower Corp.	7,012	1,551
Apple Hospitality REIT, Inc.	19,567	334
AvalonBay Communities, Inc.	2,235	391
Boston Properties, Inc.	2,356	170
Broadstone Net Lease, Inc.	17,306	294
Camden Property Trust	1,537	185
CBRE Group, Inc. Class A (c)	5,297	422
Corporate Office Properties Trust	11,001	306
Crown Castle, Inc.	6,628	937
Digital Realty Trust, Inc.	4,323	486

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Equinix, Inc.	1,388	$959
Equity LifeStyle Properties, Inc.	2,774	184
Equity Residential	5,893	382
Essential Properties Realty Trust, Inc.	13,208	307
Essex Property Trust, Inc.	1,030	227
Extra Space Storage, Inc.	2,085	335
Gaming and Leisure Properties, Inc.	4,107	216
Healthpeak Properties, Inc.	8,426	221
Host Hotels & Resorts, Inc.	10,884	206
Independence Realty Trust, Inc.	18,940	343
Invitation Homes, Inc.	8,971	293
Iron Mountain, Inc.	4,610	251
Kimco Realty Corp.	10,300	236
Kite Realty Group Trust	16,560	378
Medical Properties Trust, Inc.	9,101	119
Mid-America Apartment Communities, Inc.	1,812	299
Office Properties Income Trust	15,447	236
Physicians Realty Trust	21,621	323
PotlatchDeltic Corp.	6,736	322
Prologis, Inc.	14,117	1,663
Public Storage	2,533	755
Realty Income Corp.	9,455	596
Regency Centers Corp.	2,715	180
Ryman Hospitality Properties, Inc.	4,046	370
SBA Communications Corp.	1,767	529
Simon Property Group, Inc.	5,343	638
SITE Centers Corp.	21,946	298
STAG Industrial, Inc.	12,235	403
Sun Communities, Inc.	1,582	232
Terreno Realty Corp.	5,972	350
The Macerich Co.	22,491	286
UDR, Inc.	4,691	195
Ventas, Inc.	5,937	276
VICI Properties, Inc.	16,083	550
Vornado Realty Trust	2,548	64
Welltower, Inc.	6,609	469
Weyerhaeuser Co.	11,676	382
WP Carey, Inc.	2,776	219
Zillow Group, Inc. Class C (c)	3,416	130
		20,242
Utilities (0.7%):
American States Water Co.	2,921	286
Consolidated Edison, Inc.	33,855	3,319
DTE Energy Co.	24,514	2,844
Exelon Corp.	82,262	3,403
Otter Tail Corp.	4,814	287
Portland General Electric Co.	6,495	320
Sempra Energy	19,901	3,308
Southwest Gas Holdings, Inc.	3,156	216

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
The AES Corp.	99,768	$2,885
UGI Corp.	70,441	2,723
		19,591
Total Common Stocks (Cost $506,454)		626,388
U.S. Government Agency Mortgages (0.0%) (a)
Government National Mortgage Association 6.50%, 4/15/24	$1	1
Total U.S. Government Agency Mortgages (Cost $1)		1
U.S. Treasury Obligations (1.1%)
U.S. Treasury Notes, 1.63%, 4/30/23 (e)	29,000	28,647
Total U.S. Treasury Obligations (Cost $28,987)		28,647
Exchange-Traded Funds (47.8%)
Invesco DB Commodity Index Tracking Fund (c) (d)	256,100	6,528
Invesco FTSE RAFI Developed Markets ex-US ETF	653,206	27,644
Invesco FTSE RAFI Emerging Markets ETF (d)	1,539,501	27,819
iShares 0-5 Year TIPS Bond ETF	207,506	20,269
iShares 20+ Year Treasury Bond ETF	63,402	6,513
iShares 7-10 Year Treasury Bond ETF	363,045	35,437
iShares Core MSCI EAFE ETF	32,626	2,057
iShares Core MSCI Emerging Markets ETF	2,071,821	100,608
iShares Core S&P 500 ETF	191,228	78,273
iShares Core S&P Small-Cap ETF	754,626	76,851
iShares Core US Aggregate Bond ETF	263,825	25,931
iShares iBoxx High Yield Corporate Bond ETF (d)	1,140,137	86,263
iShares JP Morgan USD Emerging Markets Bond ETF	155,006	13,397
iShares MSCI Canada ETF (d)	461,409	16,237
iShares MSCI International Momentum Factor ETF (d)	1,164,448	36,878
iShares MSCI International Quality Factor ETF	1,315,008	43,908
iShares Russell 2000 ETF (d)	190,696	35,731
JPMorgan BetaBuilders Canada ETF	90,184	5,520
Schwab Fundamental Emerging Markets Large Co. Index ETF	2,206,197	58,177
Schwab Fundamental International Large Co. Index ETF	3,168,339	95,684
Schwab Fundamental International Small Co. Index ETF	593,600	18,871
SPDR Gold Shares (c)	126,837	20,904
SPDR S&P Emerging Markets SmallCap ETF (d)	107,983	5,442
Vanguard FTSE All-World ex-U.S. ETF	299,875	15,563
Vanguard FTSE Developed Markets ETF (d)	4,248,011	184,406
Vanguard Mid-Capital ETF	30,077	6,513
Vanguard Mortgage-Backed Securities ETF	408,949	18,848
Vanguard Real Estate ETF (d)	130,232	11,471
Vanguard S&P 500 ETF	10,312	3,862
Vanguard Short-Term Bond ETF (d)	902,507	68,139
Vanguard Short-Term Corporate Bond ETF	186,391	14,073
Vanguard Total Stock Market ETF	189,367	38,642

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Wisdom Tree Trust — WisdomTree Emerging Markets SmallCap Dividend Fund	202,622	$9,100
Xtrackers USD High Yield Corporate Bond ETF (d)	770,152	26,663
Total Exchange-Traded Funds (Cost $1,161,457)		1,242,222
Affiliated Exchange-Traded Funds (26.4%)
VictoryShares Emerging Markets Value Momentum ETF	68,000	2,741
VictoryShares ESG Core Plus Bond ETF	5,668,278	121,004
VictoryShares USAA Core Intermediate-Term Bond ETF	11,270,680	516,666
VictoryShares USAA Core Short-Term Bond ETF	969,310	47,217
Total Affiliated Exchange-Traded Funds (Cost $791,939)		687,628
Collateral for Securities Loaned (5.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.73% (f)	38,436,042	38,436
HSBC U.S. Government Money Market Fund, I Shares, 3.75% (f)	38,436,042	38,436
Invesco Government & Agency Portfolio, Institutional Shares, 3.74% (f)	38,436,042	38,436
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.62% (f)	38,436,042	38,436
Total Collateral for Securities Loaned (Cost $153,744)		153,744
Total Investments (Cost $2,643,037) — 105.3%		2,739,058
Liabilities in excess of other assets — (5.3)%		(138,623)
NET ASSETS — 100.00%		$2,600,435

At November 30, 2022, the Fund's investments in foreign securities were 24.4% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Amount represents less than 0.05% of net assets.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of November 30, 2022, the fair value of these securities was $428 thousands and amounted to less than 0.05% of net assets.

(c)  Non-income producing security.

(d)  All or a portion of this security is on loan.

(e)  All or a portion of this security has been segregated as collateral for derivative instruments.

(f)  Rate disclosed is the daily yield on November 30, 2022.

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2022

  (Unaudited)

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Futures	602	12/19/22	$22,364,481	$24,835,914	$2,471,433
FTSE 100 Index Futures	459	12/19/22	40,746,062	42,029,462	1,283,400
S&P/Toronto Stock Exchange 60 Index Futures	216	12/16/22	38,562,546	39,837,145	1,274,599
					$5,029,432

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	184	12/16/22	$21,637,743	$22,815,516	$(1,177,773)
E-Mini Russell 2000 Index Futures	221	12/19/22	20,019,685	20,856,875	(837,190)
Hang Seng Index Futures	96	12/30/22	10,845,596	11,440,921	(595,325)
Swiss Market Index Futures	166	12/19/22	19,158,326	19,584,526	(426,200)
Tokyo Price Index Futures	127	12/9/22	18,001,182	18,304,483	(303,301)
					$(3,339,789)
Total unrealized appreciation					$5,029,432
Total unrealized depreciation					(3,339,789)
Total net unrealized appreciation (depreciation)					$1,689,643

See notes to financial statements.

12

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Cornerstone Moderately Aggressive Fund
Assets:
Affiliated investments, at value (Cost $791,939)	$687,628
Unaffiliated investments, at value (Cost $1,851,098)	2,051,430	(a)
Cash	10,964
Deposit with broker for futures contracts	9,836
Receivables:
Interest and dividends	1,303
Capital shares issued	140
Investments sold	6,654
Variation margin on open futures contracts	927
Reclaims	5
From Adviser for ETF reimbursements	518
Prepaid expenses	28
Total Assets	2,769,433
Liabilities:
Payables:
Collateral received on loaned securities	153,744
Collateral received from broker for futures contract	2,978
Investments purchased	8,166
Capital shares redeemed	1,024
Variation margin on open futures contracts	1,025
Accrued expenses and other payables:
Investment advisory fees	1,224
Administration fees	303
Custodian fees	29
Transfer agent fees	402
Compliance fees	2
Trustees' fees	—	(b)
Other accrued expenses	101
Total Liabilities	168,998
Net Assets:
Capital	2,417,627
Total accumulated earnings/(loss)	182,808
Net Assets	$2,600,435
Shares (unlimited number of shares authorized with no par value):	103,278
Net asset value, offering and redemption price per share: (c)	$25.18

(a)  Includes $149,979 thousand of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

13

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2022

(Amounts in Thousands)  (Unaudited)

USAA Cornerstone Moderately Aggressive Fund
Investment Income:
Income distributions from affiliated funds	$8,857
Dividends from unaffiliated investments	23,026
Interest from unaffiliated investments	365
Securities lending (net of fees)	931
Foreign tax withholding	(6)
Total Income	33,173
Expenses:
Investment advisory fees	7,525
Administration fees	1,913
Sub-Administration fees	36
Custodian fees	58
Transfer agent fees	2,440
Trustees' fees	25
Compliance fees	12
Legal and audit fees	50
State registration and filing fees	29
Other expenses	203
Total Expenses	12,291
Expenses waived/reimbursed by Adviser	(1,062)
Net Expenses	11,229
Net Investment Income (Loss)	21,944
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated funds	(678)
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions	(24,641)
Net realized gains (losses) from futures contracts	649
Net change in unrealized appreciation/depreciation on affiliated funds	(32,313)
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations	(31,224)
Net change in unrealized appreciation/depreciation on futures contracts	3,106
Net realized/unrealized gains (losses) on investments	(85,101)
Change in net assets resulting from operations	$(63,157)

See notes to financial statements.

14

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Cornerstone Moderately Aggressive Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$21,944	$37,296
Net realized gains (losses)	(24,670)	130,922
Net change in unrealized appreciation/depreciation	(60,431)	(323,766)
Change in net assets resulting from operations	(63,157)	(155,548)
Change in net assets resulting from distributions to shareholders	—	(229,481)
Change in net assets resulting from capital transactions	(56,473)	78,119
Change in net assets	(119,630)	(306,910)
Net Assets:
Beginning of period	2,720,065	3,026,975
End of period	$2,600,435	$2,720,065
Capital Transactions:
Proceeds from shares issued	$65,236	$177,611
Distributions reinvested	—	227,559
Cost of shares redeemed	(121,709)	(327,051)
Change in net assets resulting from capital transactions	$(56,473)	$78,119
Share Transactions:
Issued	2,680	6,233
Reinvested	—	8,036
Redeemed	(5,000)	(11,454)
Change in Shares	(2,320)	2,815
See notes to financial statements.

15

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Cornerstone Moderately Aggressive Fund
Six Months Ended November 30, 2022 (Unaudited)	$25.76	0.21	(f)	(0.79)	(0.58)	—	—
Year Ended May 31: 2022	$29.45	0.36	(f)	(1.77)	(1.41)	(0.35)	(1.93)
2021	$24.10	0.32	(f)	5.56	5.88	(0.37)	(0.16)
2020	$23.97	0.48	(f)	0.18	0.66	(0.39)	(0.14)
2019	$25.78	0.46		(0.79)	(0.33)	(0.39)	(1.09)
2018	$26.09	0.42		1.28	1.70	(0.44)	(1.57)

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through September 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  Per share net investment income (loss) has been calculated using the average daily shares method.

(g)  Effective June 22, 2018, USAA Asset Management Company (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Fund to 0.98% of the Fund's average daily net assets.

(h)  For the year ended May 31, 2019, the portfolio turnover calculation excludes the value of securities purchased of $370,785 thousand and sold of $3,096 thousand after the Fund's acquisition of First Start Growth Fund. Reflects increased trading activity due to usage of quantitative investment strategies.

See notes to financial statements.

16

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(a)(b)	Net Expenses(c)(d)(e)		Net Investment Income (Loss)(c)	Gross Expenses(c)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Cornerstone Moderately Aggressive Fund
Six Months Ended November 30, 2022 (Unaudited)	—	$25.18	(2.25)%	0.88%		1.72%	0.96%	$2,600,435	31%
Year Ended May 31: 2022	(2.28)	$25.76	(5.43)%	0.88%		1.26%	0.93%	$2,720,065	44%
2021	(0.53)	$29.45	24.58%	0.96%		1.18%	0.97%	$3,026,975	64%
2020	(0.53)	$24.10	2.59%	0.98%		1.94%	0.99%	$2,662,354	92%
2019	(1.48)	$23.97	(1.20)%	0.98	%(g)	1.91%	1.01%	$2,777,038	95	%(h)
2018	(2.01)	$25.78	6.52%	0.97%		1.64%	0.97%	$2,493,883	56%

See notes to financial statements.

17

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Cornerstone Moderately Aggressive Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

Victory Capital Management ("VCM" or the "Adviser"), is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

The Adviser, acting as the valuation designee has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, including underlying funds, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$428	$—	$428
Common Stocks	626,388	—	—	626,388
U.S. Government Agency Mortgages	—	1	—	1
U.S. Treasury Obligations	—	28,647	—	28,647
Exchange-Traded Funds	1,242,222	—	—	1,242,222
Affiliated Exchange-Traded Funds	687,628	—	—	687,628
Collateral for Securities Loaned	153,744	—	—	153,744
Total	$2,709,982	$29,076	$—	$2,739,058
Other Financial Investments*
Assets:
Futures Contracts	$5,030	$—	$—	$5,030
Liabilities:
Futures Contracts	$(3,340)	$—	$—	$(3,340)
Total	$1,690	$—	$—	$1,690

*  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended November 30, 2022, there were no transfers into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with broker for futures contracts and Collateral received from broker for futures contracts.

Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended November 30, 2022, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of November 30, 2022 (amounts in thousands):

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure	$5,030	$3,340

*  Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended November 30, 2022 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$649	$3,106

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2022.

Value of Securities on Loan		Non-Cash Collateral	Cash Collateral
$152,107	(a)	$—	$153,744

(a)  Includes $2,128 thousand of securities on loan that were sold on November 30, 2022.

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

For the six months ended November 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser under specified conditions outlined in the valuation policies and procedures adopted by the Board. In addition, as defined under the valuation policies and procedures, each transaction must be effected at the independent current market price. For the six months ended November 30, 2022, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$—	$1,684	$202

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$797,706	$803,479	$—	$1,016

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.59% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the Fund's average daily net assets. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended November 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limit. As of November 30, 2022, the expense limit (excluding voluntary waivers) was 0.98%.

In addition, the Fund invests in affiliated VCM exchange-traded fund(s) ("affiliated ETFs"). The Fund's advisory fee is reimbursed by VCM that to the extent of the indirect advisory fee incurred through the Fund's proportional investment in the affiliated ETFs. These affiliated ETF advisory fee reimbursements are not available for recoupment. For the six months ended November 30, 2022, the Fund incurred reimbursable expense of $1,062 thousand, of which $1,062 thousand consisted of affiliated ETF Adviser fee reimbursements and is reflected on the Statement of Operations as Expenses waived/reimbursed by Adviser. The Fund has a receivable related to these reimbursable expenses from the Adviser for $518 thousand, pursuant to the Fund's expense limitation agreement and is reflected on the Statement of Assets and Liabilities as Receivable from Advisor for ETF reimbursements.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of November 30, 2022, there are no amounts available to be repaid to the Adviser.

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund's managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers' tactical allocation will not be successful.

Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).

Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund's assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.

25

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

ETF Risk —The Fund may invest in shares of ETFs, which generally are registered investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund as a shareholder in an ETF. As a result, the Fund's investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the underlying securities held by the ETF. For investments in affiliated ETFs, the Fund's management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund's investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from June 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through November 30, 2022, interest was based on the one-month Secured Overnight Financing Rate ("SOFR") plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended November 30, 2022.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended May 31, 2022, the Fund had no capital loss carryforwards for federal income tax purposes.

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund's Schedule of Portfolio Investments. The financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC's as well as each respective underlying fund's website. Transactions in affiliated securities during the six months ended November 30, 2022, were as follows (amounts in thousands):

	Fair Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2022	Dividend Income
VictoryShares Emerging Markets Value Momentum ETF	$3,032	$—	$—	$—	$—	$(291)	$2,741	$79
VictoryShares ESG Core Plus Bond ETF	124,777	5,088	(2,544)	—	—	(6,317)	121,004	2,087
VictoryShares USAA Core Intermediate-Term Bond ETF	536,226	17,948	(11,976)	(678)	—	(24,854)	516,666	6,060
VictoryShares USAA Core Short-Term Bond ETF	48,068	—	—	—	—	(851)	47,217	631
	$712,103	$23,036	$(14,520)	$(678)	$—	$(32,313)	$687,628	$8,857

27

USAA Mutual Funds Trust	Supplemental Information November 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2022, through November 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/22	Actual Ending Account Value 11/30/22	Hypothetical Ending Account Value 11/30/22	Actual Expenses Paid During Period 6/1/22-11/30/22*	Hypothetical Expenses Paid During Period 6/1/22-11/30/22*	Annualized Expense Ratio During Period 6/1/22-11/30/22
$1,000.00	$977.50	$1,020.66	$4.36	$4.46	0.88%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

28

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

27800-0123

NOVEMBER 30, 2022

Semi Annual Report

USAA Growth and Tax Strategy Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	28
Statement of Operations	29
Statements of Changes in Net Assets	30
Financial Highlights	32
Notes to Financial Statements	34
Supplemental Information	45
Proxy Voting and Portfolio Holdings Information	45
Expense Examples	45
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	November 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks a conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

Top 10 Sectors*:

November 30, 2022

(% of Net Assets)

Information Technology	12.7%
Health Care	7.4%
Financials	5.8%
Consumer Discretionary	4.9%
Industrials	4.1%
Consumer Staples	3.4%
Communication Services	3.4%
Energy	2.5%
Materials	1.3%
Utilities	1.3%

Top 5 Tax-Exempt Bonds:

November 30, 2022

(% of Net Assets)

Port of Port Arthur Navigation District Revenue	2.0%
Massachusetts Development Finance Agency Revenue	1.9%
Public Finance Authority Revenue	1.5%
Illinois Finance Authority Revenue	1.3%
New Jersey Economic Development Authority Revenue	0.9%

Top 5 Blue Chip Stocks:

November 30, 2022

(% of Net Assets)

Apple, Inc.	3.2%
Microsoft Corp.	2.6%
Amazon.com, Inc.	1.1%
Berkshire Hathaway, Inc. Class B	0.9%
Alphabet, Inc. Class A	0.8%

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (47.9%)
Blue Chip Stocks:
Communication Services (3.4%):
Activision Blizzard, Inc.	6,138	$454
Alphabet, Inc. Class A (a)	56,780	5,734
Alphabet, Inc. Class C (a)	54,571	5,536
AT&T, Inc.	89,248	1,721
Charter Communications, Inc. Class A (a)	1,409	551
Comcast Corp. Class A	50,586	1,854
Electronic Arts, Inc.	2,332	305
Fox Corp. Class A	3,851	125
Fox Corp. Class B	335	10
Live Nation Entertainment, Inc. (a)	1,692	123
Meta Platforms, Inc. Class A (a)	19,029	2,247
Netflix, Inc. (a)	5,255	1,606
News Corp. Class A	2,721	52
Omnicom Group, Inc.	2,542	203
Paramount Global Class B	5,167	104
The Interpublic Group of Cos., Inc.	4,839	166
The Walt Disney Co. (a)	16,041	1,570
T-Mobile U.S., Inc. (a)	6,653	1,008
Verizon Communications, Inc.	20,017	780
Warner Bros Discovery, Inc. (a)	513	6
		24,155
Consumer Discretionary (4.9%):
Advance Auto Parts, Inc.	812	123
Amazon.com, Inc. (a)	79,120	7,638
Aptiv PLC (a)	2,354	251
AutoZone, Inc. (a)	241	621
Bath & Body Works, Inc.	2,727	116
Best Buy Co., Inc.	2,415	206
Booking Holdings, Inc. (a)	417	867
BorgWarner, Inc.	1	—	(b)
CarMax, Inc. (a)	1,983	138
Carnival Corp. (a)	2,980	30
Chipotle Mexican Grill, Inc. (a)	325	529
D.R. Horton, Inc.	3,030	261
Darden Restaurants, Inc.	1,518	223
Dollar General Corp.	2,461	629
Dollar Tree, Inc. (a)	1,591	239
eBay, Inc.	6,813	310
Etsy, Inc. (a)	1,299	172
Expedia Group, Inc. (a)	1,583	169
Ford Motor Co.	48,788	678
Garmin Ltd.	1,028	96
General Motors Co.	13,698	556
Genuine Parts Co.	1,110	203
Hasbro, Inc.	1,004	63
Hilton Worldwide Holdings, Inc.	3,015	430

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Las Vegas Sands Corp. (a)	4,067	$190
Lennar Corp. Class A	2,669	234
Lennar Corp. Class B	1	—	(b)
LKQ Corp.	3,215	175
Lowe's Cos., Inc.	7,437	1,581
Marriott International, Inc. Class A	2,953	488
McDonald's Corp.	7,151	1,951
MGM Resorts International	4,369	161
Mohawk Industries, Inc. (a)	618	63
Newell Brands, Inc.	2,180	28
NIKE, Inc. Class B	12,097	1,327
Norwegian Cruise Line Holdings Ltd. (a)	2,676	44
O'Reilly Automotive, Inc. (a)	788	681
Penn Entertainment, Inc. (a)	1,933	68
PulteGroup, Inc.	2,360	106
PVH Corp.	928	62
Ralph Lauren Corp.	420	47
Ross Stores, Inc.	3,606	424
Starbucks Corp.	11,086	1,133
Tapestry, Inc.	3,021	114
Target Corp.	5,209	870
Tesla, Inc. (a)	21,834	4,251
The Home Depot, Inc.	10,478	3,395
The TJX Cos., Inc.	12,221	978
Tractor Supply Co.	1,382	313
Ulta Beauty, Inc. (a)	550	256
VF Corp.	2,040	67
Victoria's Secret & Co. (a)	1	—	(b)
Whirlpool Corp.	694	102
Wynn Resorts Ltd. (a)	642	54
Yum! Brands, Inc.	3,523	453
		34,164
Consumer Staples (3.4%):
Altria Group, Inc.	20,264	944
Archer-Daniels-Midland Co.	6,080	593
Brown-Forman Corp. Class B	1,744	127
Campbell Soup Co.	640	34
Church & Dwight Co., Inc.	2,723	223
Colgate-Palmolive Co.	5,377	417
Conagra Brands, Inc.	3,475	132
Constellation Brands, Inc. Class A	1,408	362
Costco Wholesale Corp.	4,544	2,450
General Mills, Inc.	6,777	578
Hormel Foods Corp.	1,830	86
Kellogg Co.	1,080	79
Kimberly-Clark Corp.	2,120	288
Lamb Weston Holdings, Inc.	1,374	119
McCormick & Co., Inc.	2,942	251
Molson Coors Beverage Co. Class B	2,045	113
Mondelez International, Inc. Class A	12,769	863

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Monster Beverage Corp. (a)	3,965	$408
PepsiCo, Inc.	15,419	2,860
Philip Morris International, Inc.	16,649	1,659
Sysco Corp.	5,774	500
The Clorox Co.	690	103
The Coca-Cola Co.	27,653	1,759
The Estee Lauder Cos., Inc.	2,324	548
The Hershey Co.	1,804	424
The J.M. Smucker Co.	828	128
The Kraft Heinz Co.	6,993	275
The Kroger Co.	8,039	396
The Procter & Gamble Co.	28,568	4,261
Tyson Foods, Inc. Class A	2,142	142
Walgreens Boots Alliance, Inc.	5,210	216
Walmart, Inc.	14,494	2,209
		23,547
Energy (2.5%):
APA Corp.	1,896	89
Baker Hughes Co.	8,513	247
Chevron Corp.	22,232	4,075
ConocoPhillips	14,432	1,783
Coterra Energy, Inc.	2,120	59
Devon Energy Corp.	4,851	332
Diamondback Energy, Inc.	2,111	313
EOG Resources, Inc.	4,759	676
Exxon Mobil Corp.	39,044	4,347
Halliburton Co.	9,010	341
Hess Corp.	2,683	386
Kinder Morgan, Inc.	7,546	144
Marathon Oil Corp.	8,612	264
Marathon Petroleum Corp.	6,584	802
Occidental Petroleum Corp.	6,740	468
ONEOK, Inc.	5,513	369
Phillips 66	2,813	305
Pioneer Natural Resources Co.	2,039	481
Schlumberger NV	17,463	900
The Williams Cos., Inc.	14,342	498
Valero Energy Corp.	4,779	639
		17,518
Financials (5.8%):
Aflac, Inc.	6,526	469
American Express Co.	6,409	1,010
American International Group, Inc.	9,640	608
Ameriprise Financial, Inc.	1,259	418
Aon PLC Class A	2,360	728
Arthur J. Gallagher & Co.	2,370	472
Assurant, Inc.	653	84
Bank of America Corp.	80,700	3,054
Berkshire Hathaway, Inc. Class B (a)	18,910	6,025

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
BlackRock, Inc.	1,540	$1,103
Brown & Brown, Inc.	1,903	113
Capital One Financial Corp.	4,781	494
Cboe Global Markets, Inc.	1,027	130
Chubb Ltd.	3,972	872
Cincinnati Financial Corp.	1,898	211
Citigroup, Inc.	14,818	717
Citizens Financial Group, Inc.	5,249	222
CME Group, Inc.	3,122	551
Comerica, Inc.	1,616	116
Discover Financial Services	3,419	370
FactSet Research Systems, Inc.	388	179
Fifth Third Bancorp	8,477	308
Huntington Bancshares, Inc.	12,687	196
Intercontinental Exchange, Inc.	5,757	624
Invesco Ltd.	4,160	79
JPMorgan Chase & Co.	32,040	4,427
KeyCorp	11,521	217
Lincoln National Corp.	1,769	69
Loews Corp.	2,402	140
M&T Bank Corp.	2,181	371
Marsh & McLennan Cos., Inc.	5,030	871
MetLife, Inc.	7,410	568
Moody's Corp.	1,624	484
Morgan Stanley	14,869	1,384
MSCI, Inc.	992	504
Nasdaq, Inc.	3,477	238
Northern Trust Corp. (c)	1,649	154
Principal Financial Group, Inc.	2,476	222
Prudential Financial, Inc.	4,592	496
Raymond James Financial, Inc.	1,989	233
Regions Financial Corp.	9,790	227
S&P Global, Inc.	3,628	1,280
State Street Corp.	3,749	299
SVB Financial Group (a)	645	150
Synchrony Financial	6,103	229
T. Rowe Price Group, Inc.	2,189	273
The Allstate Corp.	3,040	407
The Bank of New York Mellon Corp.	5,526	254
The Charles Schwab Corp.	15,402	1,271
The Goldman Sachs Group, Inc.	3,096	1,196
The Hartford Financial Services Group, Inc.	2,900	221
The PNC Financial Services Group, Inc.	4,807	809
The Progressive Corp.	5,434	718
The Travelers Cos., Inc.	2,350	446
Truist Financial Corp.	9,641	451
U.S. Bancorp	11,380	517
W.R. Berkley Corp.	2,739	209
Wells Fargo & Co.	39,812	1,909

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Willis Towers Watson PLC	1,136	$280
Zions Bancorp NA	1,870	97
		40,774
Health Care (7.4%):
Abbott Laboratories	20,353	2,190
AbbVie, Inc.	16,903	2,724
ABIOMED, Inc. (a)	568	215
Agilent Technologies, Inc.	3,708	575
Align Technology, Inc. (a)	809	159
AmerisourceBergen Corp.	1,410	241
Amgen, Inc.	5,957	1,706
Baxter International, Inc.	4,106	232
Becton Dickinson & Co.	2,074	517
Biogen, Inc. (a)	1,216	371
Bio-Techne Corp.	364	31
Boston Scientific Corp. (a)	16,790	760
Bristol-Myers Squibb Co.	22,926	1,840
Cardinal Health, Inc.	2,310	185
Centene Corp. (a)	5,336	464
Cigna Corp.	3,445	1,133
CVS Health Corp.	13,059	1,330
Danaher Corp.	6,489	1,774
DaVita, Inc. (a)	748	55
DENTSPLY SIRONA, Inc.	1,150	35
Dexcom, Inc. (a)	3,032	353
Edwards Lifesciences Corp. (a)	6,150	475
Elevance Health, Inc.	2,398	1,278
Eli Lilly & Co.	8,712	3,233
Gilead Sciences, Inc.	8,764	770
HCA Healthcare, Inc.	2,625	631
Henry Schein, Inc. (a)	1,136	92
Hologic, Inc. (a)	2,461	187
Humana, Inc.	1,376	757
IDEXX Laboratories, Inc. (a)	1,028	438
Illumina, Inc. (a)	1,842	402
Incyte Corp. (a)	578	46
Intuitive Surgical, Inc. (a)	4,247	1,148
IQVIA Holdings, Inc. (a)	1,977	431
Johnson & Johnson	28,442	5,063
Laboratory Corp. of America Holdings	1,063	256
McKesson Corp.	1,450	553
Medtronic PLC	6,654	526
Merck & Co., Inc.	26,683	2,938
Mettler-Toledo International, Inc. (a)	250	367
Moderna, Inc. (a)	3,389	596
Molina Healthcare, Inc. (a)	575	194
Organon & Co.	1,845	48
PerkinElmer, Inc.	1,164	163
Pfizer, Inc.	48,283	2,420
Quest Diagnostics, Inc.	1,126	171

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	1,226	$922
ResMed, Inc.	1,723	397
STERIS PLC	864	160
Stryker Corp.	3,361	786
The Cooper Cos., Inc.	445	141
Thermo Fisher Scientific, Inc.	3,958	2,217
UnitedHealth Group, Inc.	9,992	5,473
Vertex Pharmaceuticals, Inc. (a)	2,999	949
Viatris, Inc.	4,869	54
Waters Corp. (a)	690	239
West Pharmaceutical Services, Inc.	489	115
Zimmer Biomet Holdings, Inc.	1,229	148
Zoetis, Inc.	4,796	739
		52,413
Industrials (4.1%):
3M Co.	5,685	716
A O Smith Corp.	1,607	98
Alaska Air Group, Inc. (a)	1,550	74
Allegion PLC	880	100
American Airlines Group, Inc. (a)	6,217	90
AMETEK, Inc.	2,861	407
C.H. Robinson Worldwide, Inc.	779	78
Carrier Global Corp.	7,990	354
Caterpillar, Inc.	5,175	1,223
Cintas Corp.	1,066	492
Copart, Inc. (a)	4,572	304
CoStar Group, Inc. (a)	3,071	249
CSX Corp.	24,039	786
Cummins, Inc.	1,577	396
Deere & Co.	3,434	1,514
Delta Air Lines, Inc. (a)	7,217	255
Dover Corp.	1,435	204
Eaton Corp. PLC	4,316	705
Emerson Electric Co.	4,743	454
Equifax, Inc.	1,334	263
Expeditors International of Washington, Inc.	1,610	187
Fastenal Co.	5,972	308
FedEx Corp.	2,126	387
Fortive Corp.	2,506	169
Fortune Brands Home & Security, Inc.	1,596	104
General Dynamics Corp.	1,726	436
General Electric Co.	11,338	975
Honeywell International, Inc.	7,027	1,543
Howmet Aerospace, Inc.	3,713	140
Huntington Ingalls Industries, Inc.	470	109
IDEX Corp.	779	185
Illinois Tool Works, Inc.	2,480	564
Ingersoll Rand, Inc.	4,166	225
J.B. Hunt Transport Services, Inc.	714	131
Jacobs Solutions, Inc.	1,124	142

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Johnson Controls International PLC	6,676	$444
L3Harris Technologies, Inc.	2,025	460
Lockheed Martin Corp.	2,228	1,081
Masco Corp.	2,915	148
Nordson Corp.	554	131
Norfolk Southern Corp.	2,582	662
Northrop Grumman Corp.	1,594	850
Old Dominion Freight Line, Inc.	882	267
Otis Worldwide Corp.	3,056	239
PACCAR, Inc.	2,564	272
Parker-Hannifin Corp.	1,216	364
Pentair PLC	869	40
Quanta Services, Inc.	1,444	216
Raytheon Technologies Corp.	14,809	1,462
Republic Services, Inc.	2,086	291
Robert Half International, Inc.	1,284	101
Rockwell Automation, Inc.	1,190	314
Rollins, Inc.	2,318	94
Snap-on, Inc.	594	143
Southwest Airlines Co. (a)	4,959	198
Stanley Black & Decker, Inc.	983	80
Textron, Inc.	2,070	148
The Boeing Co. (a)	4,735	847
Trane Technologies PLC	2,861	510
TransDigm Group, Inc.	593	373
Union Pacific Corp.	7,288	1,585
United Airlines Holdings, Inc. (a)	3,649	161
United Parcel Service, Inc. Class B	6,904	1,310
United Rentals, Inc. (a)	750	265
Verisk Analytics, Inc.	1,450	266
W.W. Grainger, Inc.	478	288
Waste Management, Inc.	3,869	649
Westinghouse Air Brake Technologies Corp.	1,745	176
Xylem, Inc.	1,548	174
		28,976
Information Technology (12.7%):
Accenture PLC Class A	6,475	1,949
Adobe, Inc. (a)	5,423	1,871
Advanced Micro Devices, Inc. (a)	16,362	1,270
Akamai Technologies, Inc. (a)	1,562	148
Amphenol Corp. Class A	5,634	453
Analog Devices, Inc.	5,096	876
ANSYS, Inc. (a)	796	202
Apple, Inc.	154,626	22,889
Applied Materials, Inc.	10,258	1,124
Arista Networks, Inc. (a)	2,364	329
Autodesk, Inc. (a)	2,574	520
Automatic Data Processing, Inc.	4,304	1,137
Broadcom, Inc.	4,130	2,276
Broadridge Financial Solutions, Inc.	369	55

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Cadence Design Systems, Inc. (a)	2,583	$444
CDW Corp.	1,428	269
Ceridian HCM Holding, Inc. (a)	1,295	89
Cisco Systems, Inc.	39,302	1,954
Cognizant Technology Solutions Corp. Class A	5,181	322
Corning, Inc.	7,670	262
DXC Technology Co. (a)	3,194	95
Enphase Energy, Inc. (a)	1,224	392
EPAM Systems, Inc. (a)	537	198
F5, Inc. (a)	421	65
Fidelity National Information Services, Inc.	1,247	91
Fiserv, Inc. (a)	6,882	718
Fortinet, Inc. (a)	7,295	388
Gartner, Inc. (a)	843	295
Global Payments, Inc.	2,592	269
Hewlett Packard Enterprise Co.	12,525	210
HP, Inc.	12,818	385
Intel Corp.	29,899	899
International Business Machines Corp.	9,453	1,408
Intuit, Inc.	2,659	1,084
Juniper Networks, Inc.	2,447	81
Keysight Technologies, Inc. (a)	1,866	338
KLA Corp.	1,555	611
Lam Research Corp.	1,595	754
Mastercard, Inc. Class A	8,421	3,001
Microchip Technology, Inc.	5,696	451
Micron Technology, Inc.	10,223	589
Microsoft Corp.	71,508	18,245
Motorola Solutions, Inc.	1,485	404
NetApp, Inc.	2,488	168
NortonLifeLock, Inc.	1,010	23
NVIDIA Corp.	30,201	5,111
NXP Semiconductors NV	2,048	360
ON Semiconductor Corp. (a)	5,140	387
Oracle Corp.	19,157	1,591
Paychex, Inc.	2,957	367
Paycom Software, Inc. (a)	608	206
PayPal Holdings, Inc. (a)	13,699	1,074
Qorvo, Inc. (a)	1,188	118
QUALCOMM, Inc.	12,055	1,525
Roper Technologies, Inc.	1,242	545
Salesforce, Inc. (a)	6,806	1,091
Seagate Technology Holdings PLC	2,345	124
ServiceNow, Inc. (a)	2,279	949
Skyworks Solutions, Inc.	708	68
SolarEdge Technologies, Inc. (a)	224	67
Synopsys, Inc. (a)	1,398	475
TE Connectivity Ltd.	3,470	438
Teledyne Technologies, Inc. (a)	69	29
Texas Instruments, Inc.	8,840	1,595

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
VeriSign, Inc. (a)	785	$157
Visa, Inc. Class A	16,518	3,584
Western Digital Corp. (a)	1,369	50
Xerox Holdings Corp.	1	—	(b)
Zebra Technologies Corp. (a)	649	175
		89,687
Materials (1.3%):
Air Products and Chemicals, Inc.	1,923	596
Albemarle Corp.	1,201	334
Avery Dennison Corp.	906	175
Ball Corp.	3,726	209
Celanese Corp.	463	50
CF Industries Holdings, Inc.	2,538	275
Corteva, Inc.	8,159	548
Dow, Inc.	8,954	456
DuPont de Nemours, Inc.	3,671	259
Eastman Chemical Co.	1,432	124
Ecolab, Inc.	1,707	256
FMC Corp.	1,168	153
Freeport-McMoRan, Inc.	15,889	632
International Flavors & Fragrances, Inc.	1,485	157
International Paper Co.	3,667	136
Linde PLC	5,953	2,003
LyondellBasell Industries NV Class A	2,696	229
Martin Marietta Materials, Inc.	721	264
Newmont Corp.	8,551	406
Nucor Corp.	2,642	396
PPG Industries, Inc.	1,640	222
Sealed Air Corp.	1,340	71
The Mosaic Co.	4,511	231
The Sherwin-Williams Co.	2,304	574
Vulcan Materials Co.	1,110	204
Westrock Co.	2,863	109
		9,069
Real Estate (1.1%):
Alexandria Real Estate Equities, Inc.	1,101	171
American Tower Corp.	4,297	951
AvalonBay Communities, Inc.	740	129
Boston Properties, Inc.	1,758	127
CBRE Group, Inc. Class A (a)	3,167	252
Crown Castle, Inc.	4,036	571
Digital Realty Trust, Inc.	3,039	342
Equinix, Inc.	852	588
Equity Residential	2,215	144
Essex Property Trust, Inc.	290	64
Extra Space Storage, Inc.	1,147	184
Federal Realty Investment Trust	884	98
Healthpeak Properties, Inc.	1,880	49
Host Hotels & Resorts, Inc.	8,818	167

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Iron Mountain, Inc.	3,600	$196
Kimco Realty Corp.	5,368	123
Mid-America Apartment Communities, Inc.	1,273	210
Prologis, Inc.	8,574	1,010
Public Storage	1,221	364
Realty Income Corp.	6,227	393
Regency Centers Corp.	1,923	128
SBA Communications Corp.	1,109	332
Simon Property Group, Inc.	3,796	453
UDR, Inc.	3,662	152
Ventas, Inc.	4,666	217
Welltower, Inc.	4,568	325
Weyerhaeuser Co.	6,892	225
		7,965
Utilities (1.3%):
Alliant Energy Corp.	3,054	172
Ameren Corp.	2,468	220
American Electric Power Co., Inc.	4,277	414
American Water Works Co., Inc.	2,262	343
CenterPoint Energy, Inc.	6,318	197
CMS Energy Corp.	3,064	187
Consolidated Edison, Inc.	3,777	370
Constellation Energy Corp.	3,575	344
Dominion Energy, Inc.	3,742	229
DTE Energy Co.	1,653	192
Duke Energy Corp.	8,868	886
Edison International	1,730	115
Entergy Corp.	1,967	229
Evergy, Inc.	660	39
Eversource Energy	3,443	285
Exelon Corp.	10,726	444
FirstEnergy Corp.	5,476	226
NextEra Energy, Inc.	18,576	1,573
NiSource, Inc.	4,671	131
NRG Energy, Inc.	2,789	118
PG&E Corp. (a)	14,098	221
PPL Corp.	6,580	194
Public Service Enterprise Group, Inc.	6,188	375
Sempra Energy	1,884	313
The AES Corp.	7,856	227
The Southern Co.	9,551	646
WEC Energy Group, Inc.	2,943	292
Xcel Energy, Inc.	5,211	366
		9,348
Total Common Stocks (Cost $107,226)		337,616
See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (0.0%) (f)
Real Estate (0.0%):
Northwest Senior Housing Corp. — Edgemere Project, Promissory Note, DIP Loan, 10.00%, 12/31/23 (d) (e)	$244	$245
Total Corporate Bonds (Cost $244)		245
Municipal Bonds (51.5%)
Alabama (0.5%):
Columbia Industrial Development Board Revenue (NBGA — Southern Co.), Series A, 1.60%, 12/1/37, Continuously Callable @100 (g)	500	500
Cooper Green Mercy Health Services Authority Revenue, 5.25%, 9/1/52, Continuously Callable @100	2,000	2,075
DCH Healthcare Authority Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100	1,000	871
		3,446
Alaska (0.1%):
Northern Tobacco Securitization Corp. Revenue, Series A, 4.00%, 6/1/50, Continuously Callable @100	500	428
Arizona (2.2%):
Arizona IDA Revenue 4.00%, 7/1/41, Continuously Callable @100	400	349
5.00%, 7/1/47, Continuously Callable @100	1,000	1,012
5.00%, 11/1/47, Continuously Callable @100	1,000	1,030
4.00%, 7/1/52, Continuously Callable @100	840	656
Series A, 4.00%, 7/1/51, Continuously Callable @100	750	588
City of Phoenix IDA Revenue, 5.00%, 7/1/46, Continuously Callable @100	1,300	1,261
La Paz County IDA Revenue 4.00%, 2/15/41, Continuously Callable @100	425	361
4.00%, 2/15/46, Continuously Callable @100	345	277
4.00%, 2/15/51, Continuously Callable @100	300	231
Maricopa County IDA Revenue 4.00%, 7/1/51, Continuously Callable @100 (h)	1,500	1,158
Series A, 5.00%, 9/1/42, Continuously Callable @100	500	514
Series A, 4.00%, 7/1/46, Continuously Callable @100	735	656
Series A, 5.00%, 7/1/49, Continuously Callable @100	1,000	1,001
Series A, 5.00%, 7/1/54, Continuously Callable @100	1,275	1,257
Series A, 4.00%, 7/1/56, Continuously Callable @100	1,000	840
Pima County IDA Revenue, 4.00%, 4/1/46, Continuously Callable @100	2,000	1,747
Student & Academic Services LLC Revenue, 5.00%, 6/1/44, Continuously Callable @100	1,000	1,014
Tempe IDA Revenue, Series B, 4.00%, 12/1/46, Continuously Callable @102	1,185	840
The IDA of the County of Pima Revenue, 4.00%, 6/15/51, Continuously Callable @100 (h)	1,000	730
		15,522

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Arkansas (0.1%):
Arkansas Development Finance Authority Revenue, 4.00%, 12/1/44, Continuously Callable @100	$1,000	$940
California (1.1%):
California Educational Facilities Authority Revenue, 5.00%, 10/1/52, Continuously Callable @100	2,000	2,003
Jurupa Public Financing Authority Special Tax, Series A, 5.00%, 9/1/42, Continuously Callable @100	1,200	1,220
State of California, GO, 5.00%, 8/1/45, Continuously Callable @100	1,000	1,036
Sutter Butte Flood Agency Special Assessment (INS — Build America Mutual Assurance Co.), 5.00%, 10/1/40, Continuously Callable @100	1,000	1,027
West Contra Costa Unified School District, GO (INS — National Public Finance Guarantee Corp.), 8/1/34 (i)	4,435	2,833
		8,119
Colorado (1.6%):
Colorado Educational & Cultural Facilities Authority Revenue 5.00%, 12/1/38, Continuously Callable @100	1,000	1,037
5.00%, 4/1/48, Continuously Callable @100	710	711
4.00%, 1/1/52, Continuously Callable @100	675	514
5.00%, 9/1/52, Continuously Callable @100	730	711
4.00%, 1/1/62, Continuously Callable @100	795	576
Colorado Health Facilities Authority Revenue 5.00%, 6/1/45, Pre-refunded 6/1/25 @ 100	1,000	1,057
Series A, 4.00%, 9/1/50, Continuously Callable @100	1,000	839
Series A, 4.00%, 12/1/50, Continuously Callable @103	1,000	814
Denver Convention Center Hotel Authority Revenue, 5.00%, 12/1/40, Continuously Callable @100	1,000	991
Denver Health & Hospital Authority Certificate of Participation, 5.00%, 12/1/48, Continuously Callable @100	1,900	1,833
Park Creek Metropolitan District Revenue 5.00%, 12/1/41, Continuously Callable @100	250	255
5.00%, 12/1/45, Continuously Callable @100	1,000	1,015
Rampart Range Metropolitan District No. 1 Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 12/1/47, Continuously Callable @100	1,000	1,042
		11,395
Connecticut (0.7%):
Connecticut State Health & Educational Facilities Authority Revenue Series T, 4.00%, 7/1/55, Continuously Callable @100	1,000	847
Series U, 4.00%, 7/1/52, Continuously Callable @100	2,000	1,710
State of Connecticut, GO Series A, 5.00%, 4/15/36, Continuously Callable @100	1,500	1,631
Series A, 5.00%, 4/15/37, Continuously Callable @100	1,000	1,071
		5,259
Florida (2.2%):
Brevard County Health Facilities Authority Revenue, Series A, 5.00%, 4/1/52, Continuously Callable @100	1,000	1,021

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Capital Trust Agency, Inc. Revenue 5.00%, 8/1/40, Continuously Callable @100	$300	$304
5.00%, 8/1/55, Continuously Callable @100	400	364
City of Atlantic Beach Revenue, Series A, 5.00%, 11/15/53, Continuously Callable @103	1,000	942
City of Pompano Beach Revenue 4.00%, 9/1/50, Continuously Callable @103	1,500	1,167
Series A, 4.00%, 9/1/51, Continuously Callable @103	500	387
Florida Development Finance Corp. Revenue 5.00%, 7/1/51, Continuously Callable @100	395	356
Series A, 5.00%, 6/15/52, Continuously Callable @100	1,250	1,212
Lee County IDA Revenue, Series A, 5.25%, 10/1/52, Continuously Callable @103	850	782
Lee Memorial Health System Revenue, Series A-1, 5.00%, 4/1/44, Continuously Callable @100	1,450	1,467
Miami Beach Health Facilities Authority Revenue, 4.00%, 11/15/51, Continuously Callable @100	500	430
Miami-Dade County Health Facilities Authority Revenue, Series A, 4.00%, 8/1/51, Continuously Callable @100	1,000	861
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/51, Continuously Callable @100	1,000	805
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/38, Continuously Callable @103	700	701
Sarasota County Public Hospital District Revenue, 4.00%, 7/1/52, Continuously Callable @100	2,000	1,790
Seminole County IDA Revenue, 4.00%, 6/15/51, Continuously Callable @100 (h)	830	632
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/30, Continuously Callable @100 (h)	1,000	1,022
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Pre-refunded 4/15/25 @ 100	1,000	1,056
		15,299
Georgia (1.4%):
Crisp County Hospital Authority Revenue, 4.00%, 7/1/51, Continuously Callable @100	575	511
Development Authority of Appling County Revenue, 2.25%, 9/1/41, Continuously Callable @100 (g)	1,100	1,100
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/43, Continuously Callable @100	1,000	1,004
Milledgeville & Baldwin County Development Authority Revenue, 4.00%, 6/15/37, Continuously Callable @100	1,300	1,290
Municipal Electric Authority of Georgia Revenue, 4.00%, 1/1/51, Continuously Callable @100	425	358
Private Colleges & Universities Authority Revenue, 4.00%, 6/1/45, Continuously Callable @100	750	663
The Development Authority of Burke County Revenue, Series 1, 2.05%, 7/1/49, Continuously Callable @100 (g)	5,000	5,000
		9,926

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Guam (0.3%):
Antonio B Won Pat International Airport Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.50%, 10/1/33, Pre-refunded 10/1/23 @ 100	$750	$767
Guam Government Waterworks Authority Revenue, 5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,000	1,017
		1,784
Illinois (5.1%):
Bureau County Township High School District No. 502, GO (INS — Build America Mutual Assurance Co.), Series A, 5.00%, 12/1/37, Pre-refunded 12/1/27 @ 100	1,000	1,107
Chicago Board of Education, GO, Series A, 5.00%, 12/1/47, Continuously Callable @100	3,200	3,035
Chicago Midway International Airport Revenue, Series B, 5.00%, 1/1/41, Continuously Callable @100	1,000	1,014
Chicago O'Hare International Airport Revenue, Series C, 5.00%, 1/1/41, Continuously Callable @100	1,000	1,030
Chicago O'Hare International Airport Revenue (INS — Assured Guaranty Municipal Corp.), 5.25%, 1/1/33, Continuously Callable @100	1,000	1,001
Chicago Park District, GO, Series C, 4.00%, 1/1/42, Continuously Callable @100	1,250	1,121
Chicago Transit Authority Sales Tax Receipts Fund Revenue Series A, 5.00%, 12/1/52, Continuously Callable @100	685	697
Series A, 4.00%, 12/1/55, Continuously Callable @100	2,000	1,636
City of Chicago Wastewater Transmission Revenue 5.00%, 1/1/44, Continuously Callable @100	1,000	1,004
Series A, 5.00%, 1/1/47, Continuously Callable @100	1,000	1,001
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100	1,000	1,004
City of Galesburg Revenue, Series A, 4.00%, 10/1/46, Continuously Callable @100	1,000	880
Cook County Community College District No. 508, GO (INS — Build America Mutual Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100	1,000	1,028
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100	1,000	1,040
Illinois Educational Facilities Authority Revenue, 4.00%, 11/1/36, Continuously Callable @102	1,000	963
Illinois Finance Authority Revenue 3.90%, 3/1/30, Continuously Callable @100	1,000	1,014
5.00%, 5/15/37, Continuously Callable @100	1,000	995
5.00%, 5/15/40, Continuously Callable @100	1,275	1,148
5.00%, 8/15/44, Continuously Callable @100	1,000	1,002
5.00%, 10/1/44, Continuously Callable @100	1,000	1,056
4.00%, 10/15/44, Continuously Callable @103	2,000	1,611
5.00%, 5/15/45, Continuously Callable @100	1,000	871
Series A, 4.00%, 8/1/51, Continuously Callable @100	1,000	800
Series C, 4.00%, 2/15/41, Continuously Callable @100	955	928
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	45	47
Metropolitan Pier & Exposition Authority Revenue, 5.00%, 6/15/50, Continuously Callable @100	2,500	2,533
Northern Illinois University Revenue (INS — Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/40, Continuously Callable @100	600	539

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Sangamon County Water Reclamation District, GO Series A, 4.00%, 1/1/49, Continuously Callable @100	$1,000	$952
Series A, 5.75%, 1/1/53, Continuously Callable @100	1,235	1,303
State of Illinois, GO 4.00%, 10/1/33, Continuously Callable @100	2,300	2,210
5.50%, 5/1/39, Continuously Callable @100	225	239
Series A, 5.50%, 3/1/47, Continuously Callable @100	1,000	1,051
		35,860
Indiana (0.5%):
Evansville Redevelopment Authority Revenue (INS — Build America Mutual Assurance Co.), 4.00%, 2/1/39, Continuously Callable @100	1,000	955
Indiana Finance Authority Revenue, 5.00%, 2/1/40, Continuously Callable @100	1,000	1,010
Richmond Hospital Authority Revenue, Series A, 5.00%, 1/1/39, Continuously Callable @100	1,500	1,519
		3,484
Iowa (0.1%):
Iowa Tobacco Settlement Authority Revenue, Series A-2, 4.00%, 6/1/49, Continuously Callable @100	1,000	858
Kansas (1.4%):
City of Coffeyville Electric System Revenue (INS — National Public Finance Guarantee Corp.), Series B, 5.00%, 6/1/42, Pre-refunded 6/1/25 @ 100 (h)	1,000	1,059
City of Lawrence Revenue 5.00%, 7/1/43, Continuously Callable @100	1,500	1,533
Series A, 4.00%, 7/1/36, Continuously Callable @100	1,500	1,417
City of Manhattan Revenue, Series A, 4.00%, 6/1/46, Continuously Callable @103	1,000	754
City of Wichita Revenue, 4.63%, 9/1/33, Continuously Callable @100	1,000	977
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41, Continuously Callable @103 (h)	2,000	1,916
Wyandotte County-Kansas City Unified Government Utility System Revenue Series A, 5.00%, 9/1/44, Continuously Callable @100	1,250	1,273
Series A, 5.00%, 9/1/45, Continuously Callable @100	1,000	1,020
		9,949
Kentucky (0.8%):
City of Ashland Revenue, 5.00%, 2/1/40, Continuously Callable @100	1,000	1,007
Kentucky Bond Development Corp. Revenue, 4.00%, 6/1/46, Continuously Callable @100	750	653
Kentucky Economic Development Finance Authority Revenue, 5.00%, 5/15/46, Continuously Callable @100	1,000	780
Kentucky Economic Development Finance Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/45, Continuously Callable @100	1,000	1,010
Louisville Jefferson County Metropolitan Government Revenue, Series A, 5.00%, 5/15/52, Continuously Callable @100	2,000	2,020
		5,470

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Louisiana (1.9%):
City of Shreveport Water & Sewer Revenue, 5.00%, 12/1/40, Continuously Callable @100	$1,000	$1,018
City of Shreveport Water & Sewer Revenue (INS — Assured Guaranty Corp.), Series B, 4.00%, 12/1/44, Continuously Callable @100	500	464
City of Shreveport Water & Sewer Revenue (INS — Build America Mutual Assurance Co.), Series C, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,013
Jefferson Sales Tax District Revenue, Series B, 4.00%, 12/1/42, Continuously Callable @100	1,500	1,467
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (INS — Assured Guaranty Municipal Corp.) 5.00%, 10/1/39, Continuously Callable @100	1,000	1,023
5.00%, 10/1/43, Continuously Callable @100	1,000	1,020
4.00%, 10/1/46, Continuously Callable @100	1,000	931
Louisiana Public Facilities Authority Revenue 5.00%, 7/1/52, Continuously Callable @100	1,000	1,007
4.00%, 1/1/56, Continuously Callable @100	1,000	790
Louisiana Public Facilities Authority Revenue (INS — Build America Mutual Assurance Co.), 5.25%, 6/1/51, Pre-refunded 6/1/25 @ 100	1,000	1,064
Parish of East Baton Rouge Capital Improvements District Revenue, 4.00%, 8/1/44, Continuously Callable @100	1,400	1,320
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously Callable @100	1,500	1,544
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously Callable @100	1,000	1,008
		13,669
Maine (0.3%):
Maine Health & Higher Educational Facilities Authority Revenue Series A, 4.00%, 7/1/46, Continuously Callable @100	1,000	837
Series A, 4.00%, 7/1/50, Continuously Callable @100	1,175	1,057
		1,894
Maryland (0.3%):
City of Gaithersburg Maryland Revenue, 5.13%, 1/1/42, Continuously Callable @103	865	867
Maryland Health & Higher Educational Facilities Authority Revenue, 4.00%, 7/1/45, Continuously Callable @100	1,100	952
		1,819
Massachusetts (1.9%):
Massachusetts Development Finance Agency Revenue 5.00%, 4/15/40, Continuously Callable @100	1,000	1,001
5.00%, 7/1/46, Continuously Callable @100	1,000	1,007
4.00%, 9/1/48, Continuously Callable @100	1,380	1,158
2.50% (MUNIPSA+60bps), 7/1/49, Continuously Callable @100 (h) (j)	1,250	1,279
4.00%, 7/1/51, Continuously Callable @100	1,500	1,273
5.00%, 10/1/57, Continuously Callable @105 (h)	1,000	1,011
Series A, 5.00%, 6/1/39, Pre-refunded 6/1/29 @ 100	1,000	1,143
Series A, 5.50%, 7/1/44, Continuously Callable @100	500	465
Series A, 5.00%, 7/1/44, Continuously Callable @100	1,600	1,600

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series B, 4.00%, 6/1/50, Continuously Callable @100	$1,000	$840
Series B, 4.00%, 7/1/50, Continuously Callable @100	850	724
Series D, 5.00%, 7/1/44, Continuously Callable @100	1,000	1,000
Series F, 5.75%, 7/15/43, Continuously Callable @100	1,000	1,001
		13,502
Michigan (1.6%):
City of Wyandotte Electric System Revenue (INS — Build America Mutual Assurance Co.), Series A, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,022
Detroit Downtown Development Authority Tax Allocation (INS — Assured Guaranty Municipal Corp.), 5.00%, 7/1/43, Continuously Callable @100	1,750	1,755
Jackson Public Schools, GO (NBGA — Michigan School Bond Qualification & Loan Program), 5.00%, 5/1/42, Continuously Callable @100	1,000	1,057
Karegnondi Water Authority Revenue, 5.00%, 11/1/41, Continuously Callable @100	1,000	1,032
Kentwood Economic Development Corp. Revenue, 4.00%, 11/15/45, Continuously Callable @103	500	399
Lincoln Consolidated School District, GO (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/40, Continuously Callable @100	1,250	1,310
Livonia Public Schools, GO (INS — Assured Guaranty Municipal Corp.), 5.00%, 5/1/45, Continuously Callable @100	1,000	1,027
Michigan Finance Authority Revenue 4.00%, 2/1/42, Continuously Callable @100	745	593
4.00%, 9/1/45, Continuously Callable @100	1,000	882
4.00%, 12/1/51, Continuously Callable @100	1,665	1,393
Wayne County Airport Authority Revenue, 5.00%, 12/1/44, Continuously Callable @100	1,000	1,009
		11,479
Minnesota (0.3%):
Housing & Redevelopment Authority Revenue 5.00%, 11/15/44, Pre-refunded 11/15/25 @ 100	1,000	1,062
5.00%, 11/15/47, Continuously Callable @100	1,000	1,018
		2,080
Missouri (0.9%):
Cape Girardeau County IDA Revenue, 4.00%, 3/1/46, Continuously Callable @100	750	605
Health & Educational Facilities Authority of the State of Missouri Revenue 4.00%, 2/1/48, Continuously Callable @100	1,500	1,155
4.00%, 2/15/51, Continuously Callable @100	480	404
Health & Educational Facilities Authority Revenue 5.00%, 8/1/45, Continuously Callable @100	1,270	1,228
4.00%, 2/15/49, Continuously Callable @100	250	225
Missouri Development Finance Board Revenue, 4.00%, 3/1/51, Continuously Callable @100	1,000	795
St. Louis Municipal Finance Corp. Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 10/1/38, Continuously Callable @100	1,000	1,029
St. Louis Municipal Finance Corp. Revenue (INS-Assured Guaranty Corp.), 5.00%, 10/1/45, Continuously Callable @100	1,000	1,024
		6,465

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Montana (0.1%):
Montana Facility Finance Authority Revenue, Series A, 4.00%, 6/1/45, Continuously Callable @100	$485	$433
Nebraska (0.6%):
Central Plains Energy Project Revenue 5.00%, 5/1/53, Callable 1/7/29 @ 100.22	2,000	2,028
Series A, 5.00%, 9/1/42	1,000	1,033
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable @100	1,000	1,008
		4,069
Nevada (0.6%):
City of Carson City Revenue, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,006
Las Vegas Convention & Visitors Authority Revenue, Series C, 4.00%, 7/1/41, Continuously Callable @100	1,555	1,462
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/45, Continuously Callable @100	1,500	1,512
		3,980
New Hampshire (0.2%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/51, Continuously Callable @103	2,000	1,647
New Jersey (2.6%):
Essex County Improvement Authority Revenue, 4.00%, 6/15/51, Continuously Callable @100	1,100	865
New Jersey Economic Development Authority Revenue 5.00%, 6/15/42, Continuously Callable @100	2,000	2,048
5.00%, 6/15/43, Continuously Callable @100	1,000	1,024
Series A, 4.00%, 7/1/34, Continuously Callable @100	1,000	963
Series A, 5.00%, 6/15/47, Continuously Callable @100	1,000	1,016
Series B, 5.00%, 6/15/43, Continuously Callable @100	1,000	1,024
New Jersey Economic Development Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 6/1/37, Continuously Callable @100	500	512
New Jersey Educational Facilities Authority Revenue, Series B, 5.00%, 9/1/36, Continuously Callable @100	1,000	1,029
New Jersey Educational Facilities Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series C, 4.00%, 7/1/50, Continuously Callable @100	1,000	917
New Jersey Health Care Facilities Financing Authority Revenue, 5.00%, 10/1/37, Continuously Callable @100	1,000	1,035
New Jersey Transportation Trust Fund Authority Revenue 5.00%, 6/15/48, Continuously Callable @100 (k)	1,000	1,022
Series A, 5.00%, 12/15/35, Continuously Callable @100	1,000	1,049
Series A, 12/15/38 (i)	1,500	687
Series AA, 5.00%, 6/15/44, Continuously Callable @100	1,000	1,006
Series BB, 4.00%, 6/15/50, Continuously Callable @100	1,000	877
South Jersey Transportation Authority LLC Revenue, Series A, 5.00%, 11/1/39, Continuously Callable @100	1,250	1,262
South Jersey Transportation Authority Revenue, 5.25%, 11/1/52, Continuously Callable @100	500	528

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
The Atlantic County Improvement Authority Revenue, 4.00%, 7/1/53, Continuously Callable @100	$750	$663
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable @100	500	504
		18,031
New Mexico (0.2%):
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @102	1,500	1,232
New York (1.7%):
Genesee County Funding Corp. Revenue, Series A, 5.25%, 12/1/52, Continuously Callable @100	500	503
Metropolitan Transportation Authority Revenue, Series C, 5.00%, 11/15/42, Continuously Callable @100	1,000	992
New York Liberty Development Corp. Revenue 5.25%, 10/1/35	630	690
5.50%, 10/1/37	1,500	1,667
2.80%, 9/15/69, Continuously Callable @100	1,000	843
New York State Dormitory Authority Revenue 4.00%, 2/15/47, Continuously Callable @100	2,000	1,901
4.00%, 3/15/49, Continuously Callable @100	750	703
5.00%, 7/1/57, Continuously Callable @100	1,000	959
Series A, 4.00%, 9/1/50, Continuously Callable @100	2,000	1,549
Series A, 4.00%, 7/1/52, Continuously Callable @100	1,000	808
New York State Dormitory Authority Revenue (INS — AMBAC Assurance Corp.), Series 1, 5.50%, 7/1/40	1,205	1,426
		12,041
North Carolina (0.4%):
North Carolina Medical Care Commission Revenue 5.00%, 10/1/35, Continuously Callable @100	1,000	1,006
5.00%, 1/1/49, Continuously Callable @104	1,500	1,488
		2,494
North Dakota (0.4%):
City of Grand Forks Revenue, 4.00%, 12/1/51, Continuously Callable @100	1,450	1,178
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	1,000	839
University of North Dakota Certificate of Participation (INS — Assured Guaranty Corp.), Series A, 4.00%, 6/1/51, Continuously Callable @100	1,000	894
		2,911
Ohio (0.8%):
County of Warren Revenue, Series A, 4.00%, 7/1/45, Continuously Callable @100	735	643
Northeast Ohio Medical University Revenue, 5.00%, 12/1/43, Continuously Callable @100	775	812
Ohio Higher Educational Facility Commission Revenue 4.00%, 12/1/46, Continuously Callable @100	750	620
5.25%, 1/1/52, Continuously Callable @100	1,000	1,026
4.00%, 10/1/52, Continuously Callable @100	2,000	1,608

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/43, Continuously Callable @100	$750	$597
		5,306
Oklahoma (0.4%):
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously Callable @100	1,000	869
Oklahoma Municipal Power Authority Revenue, Series A, 4.00%, 1/1/47, Continuously Callable @100	1,000	956
Pontotoc County Educational Facilities Authority Revenue, 4.00%, 9/1/40, Continuously Callable @100	500	465
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/37, Continuously Callable @102	750	766
		3,056
Oregon (0.5%):
Medford Hospital Facilities Authority Revenue, Series A, 4.00%, 8/15/50, Continuously Callable @100	1,000	905
Oregon State Facilities Authority Revenue, Series A, 4.00%, 10/1/51, Continuously Callable @100	1,000	828
Salem Hospital Facility Authority Revenue 4.00%, 5/15/47, Continuously Callable @103	1,000	792
5.00%, 5/15/53, Continuously Callable @102	1,250	1,146
		3,671
Pennsylvania (5.1%):
Adams County General Authority Revenue, 4.00%, 8/15/45, Continuously Callable @100	1,455	1,330
Allegheny County Hospital Development Authority Revenue 4.00%, 7/15/39, Continuously Callable @100	1,185	1,138
5.00%, 4/1/47, Continuously Callable @100	1,000	1,009
Berks County IDA Revenue 5.00%, 5/15/43, Continuously Callable @102	350	343
5.00%, 11/1/50, Continuously Callable @100	1,500	951
Bucks County IDA Revenue, 4.00%, 8/15/44, Continuously Callable @100	1,000	888
Butler County Hospital Authority Revenue, 5.00%, 7/1/39, Continuously Callable @100	1,125	1,122
Canon Mcmillan School District, GO, 4.00%, 6/1/44, Continuously Callable @100	1,500	1,445
Central Bradford Progress Authority Revenue, Series B, 4.00%, 12/1/51, Continuously Callable @100	2,000	1,682
Chester County IDA Revenue, 5.00%, 10/1/44, Continuously Callable @100	1,000	989
Commonwealth Financing Authority Revenue, 5.00%, 6/1/35, Continuously Callable @100	1,000	1,061
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43, Continuously Callable @100	1,000	1,050
Indiana County Hospital Authority Revenue, Series A, 6.00%, 6/1/39, Pre-refunded 6/1/23 @ 100	1,625	1,633
Lancaster County Hospital Authority Revenue, 5.00%, 11/1/35, Continuously Callable @100	1,000	1,023
Lancaster IDA Revenue, 4.00%, 7/1/51, Continuously Callable @103	500	384
Latrobe IDA Revenue, 4.00%, 3/1/51, Continuously Callable @100	800	613

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Montgomery County IDA Revenue 5.25%, 1/15/45, Pre-refunded 1/15/25 @ 100	$1,000	$1,052
4.00%, 10/1/46, Continuously Callable @100	625	495
4.00%, 10/1/51, Continuously Callable @100	825	625
Series C, 4.00%, 11/15/43, Continuously Callable @103	600	502
Northampton County General Purpose Authority Revenue 4.00%, 8/15/40, Continuously Callable @100	1,000	906
5.00%, 8/15/43, Continuously Callable @100	1,000	1,017
Pennsylvania Economic Development Financing Authority Revenue 4.00%, 7/1/46, Continuously Callable @103	1,000	847
Series A, 4.00%, 10/15/51, Continuously Callable @100	1,000	888
Pennsylvania Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/15/46, Continuously Callable @100	1,575	1,311
Pennsylvania Turnpike Commission Revenue Series A-1, 5.00%, 12/1/46, Continuously Callable @100	1,000	1,014
Series A-1, 5.00%, 12/1/47, Continuously Callable @100	1,000	1,033
Series B, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,036
Series B, 5.25%, 12/1/44, Continuously Callable @100	1,000	1,018
Series B, 4.00%, 12/1/51, Continuously Callable @100	1,000	935
Philadelphia IDA Revenue, 5.00%, 8/1/50, Continuously Callable @100	1,050	979
Reading School District, GO (INS — Assured Guaranty Municipal Corp.), 5.00%, 3/1/38, Continuously Callable @100	1,500	1,561
School District of Philadelphia, GO, Series F, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,034
The Philadelphia School District, GO, Series A, 5.00%, 9/1/38, Continuously Callable @100	1,000	1,050
The School District of Philadelphia, GO, Series A, 4.00%, 9/1/46, Continuously Callable @100	1,000	902
Wilkes-Barre Area School District, GO (INS — Build America Mutual Assurance Co.), 4.00%, 4/15/49, Continuously Callable @100	1,500	1,348
		36,214
Rhode Island (0.2%):
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 15-A, 6.85%, 10/1/24, Continuously Callable @100	40	40
Rhode Island Turnpike & Bridge Authority Revenue, Series A, 5.00%, 10/1/40, Continuously Callable @100	1,000	1,034
		1,074
South Carolina (0.3%):
Patriots Energy Group Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100	1,100	974
South Carolina Jobs-Economic Development Authority Revenue 5.00%, 11/15/47, Continuously Callable @103	1,000	956
4.00%, 4/1/49, Continuously Callable @103	620	481
		2,411
Tennessee (1.2%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/37, Continuously Callable @100	1,500	1,546
Metropolitan Government Nashville & Davidson Country Health & Educational Facilities Board Revenue, 4.00%, 10/1/51, Continuously Callable @100	1,000	782

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue 5.00%, 10/1/45, Continuously Callable @100	$1,000	$1,000
5.00%, 7/1/46, Continuously Callable @100	1,000	1,005
5.00%, 10/1/48, Continuously Callable @100	500	496
Tennergy Corp. Revenue, Series A, 5.50%, 10/1/53, Callable 1/9/30 @ 100.1	2,500	2,606
The Metropolitan Nashville Airport Authority Revenue, Series A, 4.00%, 7/1/49, Continuously Callable @100	1,000	891
		8,326
Texas (7.3%):
Arlington Higher Education Finance Corp. Revenue (NBGA — Texas Permanent School Fund), 4.00%, 8/15/44, Continuously Callable @100	2,165	2,035
Bexar County Health Facilities Development Corp. Revenue, 5.00%, 7/15/37, Continuously Callable @105	1,000	935
Central Texas Regional Mobility Authority Revenue, 4.00%, 1/1/41, Continuously Callable @100	1,000	931
Central Texas Turnpike System Revenue, Series C, 5.00%, 8/15/42, Continuously Callable @100	1,000	1,010
City of Arlington Special Tax (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 2/15/48, Continuously Callable @100	1,000	1,034
City of Arlington Tax Allocation, 4.00%, 8/15/50, Continuously Callable @100	1,700	1,413
City of Houston Hotel Occupancy Tax & Special Revenue 5.00%, 9/1/39, Continuously Callable @100	1,000	1,013
5.00%, 9/1/40, Continuously Callable @100	1,000	1,012
City of Irving Texas Revenue, 5.00%, 8/15/43, Continuously Callable @100	1,000	1,038
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable @100	1,000	974
City of Lewisville Special Assessment (INS — ACA Financial Guaranty Corp.), 5.80%, 9/1/25	2,180	2,296
Clifton Higher Education Finance Corp. Revenue, 4.25%, 8/15/52, Continuously Callable @100	1,500	1,308
Clifton Higher Education Finance Corp. Revenue (NBGA — Texas Permanent School Fund) 5.00%, 8/15/39, Continuously Callable @100	1,000	1,028
4.00%, 8/15/44, Continuously Callable @100	1,000	982
County of Bexar Revenue, 4.00%, 8/15/44, Continuously Callable @100	1,500	1,325
Greater Texas Cultural Education Facilities Finance Corp. Revenue, 4.00%, 3/1/50, Continuously Callable @100	1,000	823
Harris County Cultural Education Facilities Finance Corp. Revenue, Series A, 5.00%, 6/1/38, Continuously Callable @100	1,000	917
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100	1,000	920
Hidalgo County Regional Mobility Authority Revenue Series A, 4.00%, 12/1/41, Continuously Callable @100	735	671
Series B, 4.00%, 12/1/41, Continuously Callable @100	700	642
Houston Higher Education Finance Corp. Revenue, 4.00%, 10/1/51, Continuously Callable @100	1,100	854
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100	1,000	1,004
Martin County Hospital District, GO, 4.00%, 4/1/36, Continuously Callable @100	350	343

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Matagorda County Navigation District No. 1 Revenue, 4.00%, 6/1/30, Continuously Callable @100	$1,000	$982
Mesquite Health Facilities Development Corp. Revenue, 2/15/35, Continuously Callable @100 (l) (m)	1,000	793
New Hope Cultural Education Facilities Finance Corp. Revenue 4.75%, 7/1/47 (l)	1,000	800
Series A, 5.00%, 4/1/47, Pre-refunded 4/1/25 @ 100	1,600	1,686
New Hope Cultural Education Facilities Finance Corp. Revenue (INS — Assured Guaranty Municipal Corp.), Series A1, 5.00%, 7/1/38, Continuously Callable @100	225	228
North Texas Tollway Authority Revenue Series B, 5.00%, 1/1/31, Continuously Callable @100	1,500	1,535
Series B, 5.00%, 1/1/45, Continuously Callable @100	1,000	1,017
Port of Port Arthur Navigation District Revenue Series B, 2.30%, 4/1/40, Continuously Callable @100 (g)	6,100	6,100
Series C, 2.32%, 4/1/40, Continuously Callable @100 (g)	8,100	8,100
Princeton Independent School District, GO (NBGA — Texas Permanent School Fund), 5.00%, 2/15/43, Continuously Callable @100	1,000	1,056
San Antonio Education Facilities Corp. Revenue, 4.00%, 4/1/54, Continuously Callable @100	1,000	799
Tarrant County Cultural Education Facilities Finance Corp. Revenue 5.00%, 11/15/46, Continuously Callable @100	1,000	1,015
Series A, 11/15/45 (l) (m)	1,000	400
Series A, 5.00%, 7/1/53, Continuously Callable @100	750	764
Series B, 11/15/36 (l) (m)	1,000	400
Series B, 5.00%, 7/1/48, Continuously Callable @100	1,500	1,525
		51,708
Utah (0.7%):
Military Installation Development Authority Revenue, Series A-1, 4.00%, 6/1/41, Continuously Callable @103	500	397
Utah Charter School Finance Authority Revenue 4.50%, 10/15/52, Continuously Callable @100	1,000	978
Series A, 4.00%, 10/15/46, Continuously Callable @100	860	762
Series A, 4.00%, 4/15/52, Continuously Callable @100	3,000	2,566
		4,703
Vermont (0.1%):
Vermont Economic Development Authority Revenue, 4.00%, 5/1/45, Continuously Callable @103	1,000	755
Virginia (0.1%):
Alexandria IDA Revenue, 5.00%, 10/1/45, Pre-refunded 10/1/25 @ 100	1,000	1,067
Washington (0.7%):
King County Public Hospital District No 2, GO, Series A, 4.00%, 12/1/41, Continuously Callable @100	1,000	976
Washington Health Care Facilities Authority Revenue 4.00%, 7/1/42, Continuously Callable @100	1,000	919
5.00%, 1/1/47, Pre-refunded 1/1/27 @ 100	1,000	1,092
Washington Higher Education Facilities Authority Revenue, 4.00%, 5/1/45, Continuously Callable @100	1,100	986

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Washington State Housing Finance Commission Revenue 5.00%, 1/1/38, Continuously Callable @102 (h)	$1,000	$998
Series A-1, 3.50%, 12/20/35	294	269
		5,240
West Virginia (0.2%):
West Virginia Hospital Finance Authority Revenue, 4.00%, 1/1/38, Continuously Callable @100	1,500	1,361
Wisconsin (1.8%):
Public Finance Authority Revenue 5.00%, 7/1/38, Continuously Callable @100	1,000	1,054
5.00%, 1/1/42, Continuously Callable @103 (h)	600	555
4.00%, 1/1/45, Continuously Callable @100	1,440	1,255
4.00%, 1/1/47, Continuously Callable @103	1,000	841
4.00%, 2/1/51, Continuously Callable @100	1,000	834
Series A, 5.25%, 3/1/47, Continuously Callable @100	2,000	1,995
Series A, 4.00%, 10/1/47, Continuously Callable @100	1,000	853
Series A, 5.25%, 10/1/48, Continuously Callable @100	1,500	1,516
Series A, 4.00%, 10/1/49, Continuously Callable @100	1,500	1,287
Series A, 4.00%, 7/1/51, Continuously Callable @100	880	669
Public Finance Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 7/1/44, Continuously Callable @100	600	608
Wisconsin Health & Educational Facilities Authority Revenue 4.00%, 1/1/47, Continuously Callable @103	600	446
4.00%, 1/1/57, Continuously Callable @103	1,000	698
		12,611
Total Municipal Bonds (Cost $403,776)		362,988
Exchange-Traded Funds (0.1%)
iShares Russell 1000 ETF	2,483	557
Total Exchange-Traded Funds (Cost $489)		557
Total Investments (Cost $511,735) — 99.5%		701,406
Other assets in excess of liabilities — 0.5%		3,416
NET ASSETS — 100.00%		$704,822

(a)  Non-income producing security.

(b)  Rounds to less than $1 thousand.

(c)  Northern Trust Corp. is the parent of Northern Trust Investments Inc., which is the sub adviser of the Fund.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.1% of net assets as of November 30, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(e)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of November 30, 2022, illiquid securities were 0.03% of net assets.

(f)  Amount represents less than 0.05% of net assets.

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2022

  (Unaudited)

(g)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(h)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of November 30, 2022, the fair value of these securities was $10,360 thousands and amounted to 1.5% of net assets.

(i)  Zero-coupon bond.

(j)  Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2022.

(k)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(l)  Currently the issuer is in default with respect to interest and/or principal payments.

(m)  Issuer filed for bankruptcy.

AMBAC — American Municipal Bond Assurance Corporation

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

DIP — Debtor-In-Possession

ETF — Exchange-Traded Fund

GO — General Obligation

IDA — Industrial Development Authority

LLC — Limited Liability Company

MUNIPSA — Municipal Swap Index

PLC — Public Limited Company

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Growth and Tax Strategy Fund
Assets:
Investments, at value (Cost $511,735)	$701,406
Cash	106
Receivables:
Interest and dividends	5,783
Capital shares issued	661
Investments sold	1,305
From Adviser	9
Prepaid expenses	33
Total Assets	709,303
Liabilities:
Payables:
Investments purchased	3,579
Capital shares redeemed	545
Accrued expenses and other payables:
Investment advisory fees	145
Administration fees	82
Custodian fees	8
Transfer agent fees	50
Compliance fees	—	(a)
Trustees' fees	1
12b-1 fees	3
Other accrued expenses	68
Total Liabilities	4,481
Net Assets:
Capital	527,906
Total accumulated earnings/(loss)	176,916
Net Assets	$704,822
Net Assets
Fund Shares	$635,503
Institutional Shares	52,986
Class A	10,527
Class C	5,806
Total	$704,822
Shares (unlimited number of shares authorized with no par value):
Fund Shares	27,853
Institutional Shares	2,324
Class A	463
Class C	257
Total	30,897
Net asset value, offering and redemption price per share: (b)
Fund Shares	$22.82
Institutional Shares	22.80
Class A	22.75
Class C (c)	22.61
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$23.28

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2022

(Amounts in Thousands)  (Unaudited)

USAA Growth and Tax Strategy Fund
Investment Income:
Dividends	$2,934
Interest	7,018
Securities lending (net of fees)	1
Foreign tax withholding	(1)
Total Income	9,952
Expenses:
Investment advisory fees	998
Administration fees — Fund Shares	482
Administration fees — Institutional Shares	28
Administration fees — Class A	7
Administration fees — Class C	4
Sub-Administration fees	23
12b-1 fees — Class A	11
12b-1 fees — Class C	27
Custodian fees	15
Transfer agent fees — Fund Shares	208
Transfer agent fees — Institutional Shares	28
Transfer agent fees — Class A	4
Transfer agent fees — Class C	3
Trustees' fees	24
Compliance fees	3
Legal and audit fees	42
State registration and filing fees	46
Other expenses	81
Total Expenses	2,034
Expenses waived/reimbursed by Adviser	(23)
Net Expenses	2,011
Net Investment Income (Loss)	7,941
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(11,481)
Net realized gains (losses) from futures contracts	(159)
Net change in unrealized appreciation/depreciation on investment securities	(17,930)
Net change in unrealized appreciation/depreciation on futures contracts	(203)
Net realized/unrealized gains (losses) on investments	(29,773)
Change in net assets resulting from operations	$(21,832)

See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Growth and Tax Strategy Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$7,941	$13,390
Net realized gains (losses)	(11,640)	6,903
Net change in unrealized appreciation/depreciation	(18,133)	(63,171)
Change in net assets resulting from operations	(21,832)	(42,878)
Distributions to Shareholders:
Fund Shares	(6,670)	(11,818)
Institutional Shares	(603)	(1,016)
Class A	(68)	(113)
Class C	(29)	(32)
Change in net assets resulting from distributions to shareholders	(7,370)	(12,979)
Change in net assets resulting from capital transactions	(39,953)	70,706
Change in net assets	(69,155)	14,849
Net Assets:
Beginning of period	773,977	759,128
End of period	$704,822	$773,977

(continues on next page)

See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Growth and Tax Strategy Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued	$22,986	$133,271
Distributions reinvested	6,385	11,312
Cost of shares redeemed	(62,079)	(102,872)
Total Fund Shares	$(32,708)	$41,711
Institutional Shares
Proceeds from shares issued	$6,906	$28,783
Distributions reinvested	204	281
Cost of shares redeemed	(15,855)	(15,453)
Total Institutional Shares	$(8,745)	$13,611
Class A
Proceeds from shares issued	$4,165	$19,318
Distributions reinvested	51	42
Cost of shares redeemed	(3,168)	(8,755)
Total Class A	$1,048	$10,605
Class C
Proceeds from shares issued	$906	$4,830
Distributions reinvested	25	28
Cost of shares redeemed	(479)	(79)
Total Class C	$452	$4,779
Change in net assets resulting from capital transactions	$(39,953)	$70,706
Share Transactions:
Fund Shares
Issued	1,022	5,188
Reinvested	289	440
Redeemed	(2,795)	(4,081)
Total Fund Shares	(1,484)	1,547
Institutional Shares
Issued	309	1,128
Reinvested	9	11
Redeemed	(719)	(615)
Total Institutional Shares	(401)	524
Class A
Issued	190	753
Reinvested	2	2
Redeemed	(142)	(363)
Total Class A	50	392
Class C
Issued	42	189
Reinvested	1	1
Redeemed	(22)	(3)
Total Class C	21	187
Change in Shares	(1,814)	2,650

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Growth and Tax Strategy Fund
Fund Shares
Six Months Ended November 30, 2022 (Unaudited)	$23.66	0.25	(h)	(0.86)	(0.61)	(0.23)	—
Year Ended May 31: 2022	$25.25	0.42	(h)	(1.60)	(1.18)	(0.41)	—
2021	$20.96	0.43	(h)	4.29	4.72	(0.43)	—
2020	$20.18	0.47	(h)	0.77	1.24	(0.46)	—
2019	$19.77	0.47		0.47	0.94	(0.48)	(0.05)
2018	$18.76	0.44		1.01	1.45	(0.44)	—
Institutional Shares
Six Months Ended November 30, 2022 (Unaudited)	$23.65	0.25	(h)	(0.87)	(0.62)	(0.23)	—
Year Ended May 31, 2022	$25.24	0.42	(h)	(1.60)	(1.18)	(0.41)	—
June 29, 2020 (j) through May 31, 2021	$21.05	0.40	(h)	4.12	4.52	(0.33)	—
Class A
Six Months Ended November 30, 2022 (Unaudited)	$23.59	0.22	(h)	(0.87)	(0.65)	(0.19)	—
Year Ended May 31, 2022	$25.22	0.36	(h)	(1.62)	(1.26)	(0.37)	—
June 29, 2020 (j) through May 31, 2021	$21.05	0.31	(h)	4.16	4.47	(0.30)	—
Class C
Six Months Ended November 30, 2022 (Unaudited)	$23.46	0.13	(h)	(0.86)	(0.73)	(0.12)	—
Year Ended May 31, 2022	$25.12	0.17	(h)	(1.60)	(1.43)	(0.23)	—
June 29, 2020 (j) through May 31, 2021	$21.05	0.16	(h)	4.13	4.29	(0.22)	—

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through September 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)  Does not include acquired fund fees and expenses, if any.

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)	Net Expenses(c)(d)(e)(f)	Net Investment Income (Loss)(c)	Gross Expenses(c)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(g)
USAA Growth and Tax Strategy Fund
Fund Shares
Six Months Ended November 30, 2022 (Unaudited)	(0.23)	$22.82	(2.54)%	0.55%	2.24%	0.55%	$635,503	13%
Year Ended May 31: 2022	(0.41)	$23.66	(4.80)%	0.58%	1.64%	0.58%	$694,234	14%
2021	(0.43)	$25.25	22.79%	0.59%	1.86%	0.59%	$701,841	11%
2020	(0.46)	$20.96	6.25%	0.57%	2.25%	0.57%	$593,579	34	%(i)
2019	(0.53)	$20.18	4.83%	0.60%	2.44%	0.60%	$526,320	7%
2018	(0.44)	$19.77	7.81%	0.68%	2.32%	0.68%	$459,682	10%
Institutional Shares
Six Months Ended November 30, 2022 (Unaudited)	(0.23)	$22.80	(2.58)%	0.56%	2.24%	0.58%	$52,986	13%
Year Ended May 31, 2022	(0.41)	$23.65	(4.79)%	0.57%	1.65%	0.57%	$64,446	14%
June 29, 2020 (j) through May 31, 2021	(0.33)	$25.24	21.62%	0.56%	1.80%	0.59%	$55,541	11%
Class A
Six Months Ended November 30, 2022 (Unaudited)	(0.19)	$22.75	(2.75)%	0.85%	1.96%	1.10%	$10,527	13%
Year Ended May 31, 2022	(0.37)	$23.59	(5.10)%	0.86%	1.42%	1.03%	$9,754	14%
June 29, 2020 (j) through May 31, 2021	(0.30)	$25.22	21.35%	0.86%	1.38%	13.45%	$525	11%
Class C
Six Months Ended November 30, 2022 (Unaudited)	(0.12)	$22.61	(3.09)%	1.60%	1.20%	1.86%	$5,806	13%
Year Ended May 31, 2022	(0.23)	$23.46	(5.78)%	1.61%	0.66%	1.67%	$5,543	14%
June 29, 2020 (j) through May 31, 2021	(0.22)	$25.12	20.47%	1.60%	0.70%	5.63%	$1,221	11%

(f)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Per share net investment income (loss) has been calculated using the average daily shares method.

(i)  Reflects an overall increase in purchases and sales of securities.

(j)  Commencement of operations.

See notes to financial statements.

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Growth and Tax Strategy Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Class A, and Class C. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Victory Capital Management ("VCM" or the "Adviser"), is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

The Adviser, acting as the valuation designee has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$337,616	$—	$—	$337,616
Corporate Bonds	—	—	245	245
Municipal Bonds	—	362,988	—	362,988
Exchange-Traded Funds	557	—	—	557
Total	$338,173	$362,988	$245	$701,406

For the six months ended November 30, 2022, there were no significant transfers into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days a month or more after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18F-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Below-Investment-Grade Securities:

The Fund may invest in below-investment-grade securities (i.e., lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

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of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. As of November 30, 2022, the Fund had no open futures contracts.

Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended November 30, 2022, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

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Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

As of November 30, 2022, the Fund did not have any securities on loan.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

For the six months ended November 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser under specified conditions outlined in the valuation policies and procedures adopted by the Board. In addition, as defined under the valuation policies and procedures, each transaction must be effected at the independent current market price. For the six months ended November 30, 2022, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$16,600	$18,280	$—

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

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Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Custodian fees.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$92,880	$123,860

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.30% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper Composite Index which is comprised of 51% of the Lipper General & Insured Municipal Bond Funds Index and 49% of the Lipper Large-Cap Core Funds Index.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance),or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Composite Index over that period, even if the class has overall negative returns during the performance period.

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

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For the period June 1, 2022, to November 30, 2022, performance adjustments were $(67), $(3), $(1), and less than $(1) for Fund Shares, Institutional Shares, Class A, and Class C, in thousands, respectively. Performance adjustments were (0.02)%, (0.01)%, (0.01)%, and (0.01)% for Fund Shares, Institutional Shares, Class A, and Class C, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

VCM entered into a Subadvisory Agreement with Northern Trust Investments, Inc. ("NTI") under which NTI directs the investment and reinvestment of the Fund's assets allocated to it in accordance with the Fund's investment objective, policies, and restrictions, subject to the general supervision of the Board and VCM. This arrangement provides for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class C, respectively. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, and Class C are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended November 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 1.00% of the average daily net assets of Class C and 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A and Class C. Amounts incurred and paid to the Distributor for the six months ended November 30, 2022, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended November 30, 2022, the Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2022, the expense limits (excluding voluntary waivers) were 0.61%, 0.57%, 0.86%, and 1.61% for Fund Shares, Institutional Shares, Class A, and Class C, respectively.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of November 30, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at November 30, 2022.

Expires 2024	Expires 2025	Expires 2026	Total
$34	$14	$23	$71

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk. Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events.

Interest Rate Risk — As a mutual fund that has the ability to invest in bonds, the Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

LIBOR Discontinuation Risk — The London Interbank Offered Rate ("LIBOR") discontinuation may adversely affect the financial markets generally and the Fund's operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Non-LIBOR floating-rate obligations, including Secured Overnight Financing Rate ("SOFR")-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.

Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Fund and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include AMERIBOR (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component.

It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Fund and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from June 1, 2022, through June 27, 2022, interest was based on the one-month LIBOR plus one percent. Effective with the renewal, for the period June 28, 2022, through November 30, 2022, interest was based on the one-month SOFR plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2022.

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended November 30, 2022.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended May 31, 2022, the Fund had net capital loss carryforwards as summarized in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Total
$4,358	$4,358

USAA Mutual Funds Trust	Supplemental Information November 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2022, through November 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/22	Actual Ending Account Value 11/30/22	Hypothetical Ending Account Value 11/30/22	Actual Expenses Paid During Period 6/1/22- 11/30/22*	Hypothetical Expenses Paid During Period 6/1/22- 11/30/22*	Annualized Expense Ratio During Period 6/1/22- 11/30/22
Fund Shares	$1,000.00	$974.60	$1,022.31	$2.72	$2.79	0.55%
Institutional Shares	1,000.00	974.20	1,022.26	2.77	2.84	0.56%
Class A	1,000.00	972.50	1,020.81	4.20	4.31	0.85%
Class C	1,000.00	969.10	1,017.05	7.90	8.09	1.60%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

27801-0123

NOVEMBER 30, 2022

Semi Annual Report

USAA Emerging Markets Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	22
Notes to Financial Statements	24
Supplemental Information	34
Proxy Voting and Portfolio Holdings Information	34
Expense Examples	34
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Emerging Markets Fund	November 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks capital appreciation.

Top 10 Sectors*:

November 30, 2022

(% of Net Assets)

Information Technology	23.1%
Financials	20.7%
Consumer Discretionary	13.2%
Materials	8.5%
Industrials	7.7%
Communication Services	6.4%
Consumer Staples	5.4%
Health Care	4.9%
Energy	4.3%
Real Estate	2.5%

Country Allocation:

November 30, 2022

(% of Net Assets)

*  Includes countries with less than 3.0% of portfolio and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)
Brazil (6.2%):
Consumer Discretionary (0.9%):
Grupo SBF SA	339,636	$955
Lojas Renner SA	318,500	1,421
Vibra Energia SA	1,005,218	3,203
		5,579
Consumer Staples (0.7%):
Sao Martinho SA	298,800	1,651
Sendas Distribuidora SA	584,520	2,259
SLC Agricola SA	46,870	405
		4,315
Energy (1.1%):
3R Petroleum Oleo e Gas SA (a)	59,300	423
Petro Rio SA (a)	82,500	573
Petroleo Brasileiro SA, ADR	549,242	6,421
		7,417
Financials (1.1%):
Banco do Brasil SA	450,095	3,060
Banco do Estado do Rio Grande do Sul SA Preference Shares	165,900	319
Itau Unibanco Holding SA, ADR	819,704	4,082
		7,461
Health Care (0.4%):
Hypera SA	313,300	2,683
Industrials (0.6%):
CCR SA	955,820	2,175
Randon SA Implementos e Participacoes Preference Shares	272,400	490
Santos Brasil Participacoes SA	274,200	402
SIMPAR SA	530,960	781
		3,848
Information Technology (0.3%):
Cielo SA	708,400	654
Pagseguro Digital Ltd. Class A (a)	137,786	1,451
		2,105
Materials (0.7%):
Gerdau SA Preference Shares	281,800	1,715
Vale SA, ADR	171,586	2,831
		4,546
Real Estate (0.2%):
Multiplan Empreendimentos Imobiliarios SA	294,100	1,300

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (0.2%):
Eneva SA (a)	147,100	$350
Equatorial Energia SA	80,300	426
Omega Energia SA (a)	180,817	349
		1,125
		40,379
Canada (1.1%):
Energy (0.2%):
Parex Resources, Inc.	101,478	1,453
Materials (0.9%):
First Quantum Minerals Ltd.	233,333	5,548
		7,001
Chile (0.1%):
Consumer Staples (0.0%): (b)
Cencosud SA	318,553	476
Real Estate (0.1%):
Cencosud Shopping SA	393,584	504
		980
China (23.8%):
Communication Services (3.1%):
Baidu, Inc. Class A (a)	308,162	4,159
Tencent Holdings Ltd.	427,163	16,154
		20,313
Consumer Discretionary (6.3%):
361 Degrees International Ltd. (a)	1,050,000	459
Alibaba Group Holding Ltd. (a)	815,304	8,873
Alibaba Group Holding Ltd., ADR (a)	56,017	4,905
BYD Co. Ltd. Class H	136,000	3,463
Gree Electric Appliances, Inc. Class A	510,100	2,318
Hisense Home Appliances Group Co. Ltd. Class A	150,600	279
JD.com, Inc. Class A	273,608	7,811
Meituan Class B (a) (c)	275,900	5,948
Pinduoduo, Inc., ADR (a)	61,543	5,049
Yadea Group Holdings Ltd. (c)	940,000	1,784
		40,889
Consumer Staples (2.3%):
Chacha Food Co. Ltd. Class A	338,700	2,222
Chenguang Biotech Group Co. Ltd. Class A	745,675	1,655
Hengan International Group Co. Ltd.	627,000	2,890
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	419,100	1,697
Tongwei Co. Ltd. Class A	340,900	2,083
Wuliangye Yibin Co. Ltd. Class A	190,500	4,239
		14,786

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Energy (0.8%):
China Shenhua Energy Co. Ltd. Class H	381,000	$1,181
PetroChina Co. Ltd. Class H	8,752,000	3,983
		5,164
Financials (3.9%):
China Construction Bank Corp. Class H	8,187,000	4,955
China Merchants Bank Co. Ltd. Class H	1,025,000	5,206
CITIC Securities Co. Ltd. Class A	547,800	1,531
Industrial & Commercial Bank of China Ltd. Class H	8,150,000	4,085
PICC Property & Casualty Co. Ltd. Class H	2,174,000	2,203
Ping An Insurance Group Co. of China Ltd.	1,207,000	7,452
		25,432
Health Care (2.0%):
China Animal Healthcare Ltd. (a) (d) (e)	1,673,000	—
China Medical System Holdings Ltd.	300,000	439
CSPC Pharmaceutical Group Ltd.	2,884,000	3,716
Hygeia Healthcare Holdings Co. Ltd. (a) (c)	333,600	2,138
Pharmaron Beijing Co. Ltd. Class H (c)	215,900	1,249
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	53,600	2,461
Sinopharm Group Co. Ltd. Class H	1,384,399	3,285
		13,288
Industrials (1.8%):
Airtac International Group	83,344	2,586
China Railway Group Ltd. Class H	4,145,000	2,340
Sany Heavy Equipment International Holdings Co. Ltd.	387,000	414
Xinte Energy Co. Ltd. Class H (f)	1,209,600	2,886
ZTO Express Cayman, Inc., ADR	130,786	3,279
		11,505
Information Technology (1.0%):
Glodon Co. Ltd. Class A	289,600	2,277
JinkoSolar Holding Co. Ltd., ADR (a) (f)	6,488	333
Luxshare Precision Industry Co. Ltd. Class A	551,300	2,437
WUS Printed Circuit Kunshan Co. Ltd. Class A	789,360	1,419
		6,466
Materials (1.3%):
Anhui Conch Cement Co. Ltd. Class H	698,000	2,542
Shandong Nanshan Aluminum Co. Ltd. Class A	2,885,908	1,424
Tianqi Lithium Corp. Class A (a)	146,800	1,892
Wanhua Chemical Group Co. Ltd. Class A	189,800	2,392
		8,250
Real Estate (1.0%):
A-Living Smart City Services Co. Ltd. (c) (f)	1,288,250	1,513
China Vanke Co. Ltd. Class H	1,210,075	2,512
Greentown China Holdings Ltd.	303,500	521
Longfor Group Holdings Ltd. (c)	724,000	2,206
		6,752

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (0.3%):
China Longyuan Power Group Corp. Ltd. Class H	1,624,000	$2,003
		154,848
Egypt (0.4%):
Communication Services (0.1%):
Telecom Egypt Co.	534,239	502
Financials (0.3%):
Commercial International Bank Egypt SAE Registered Shares, GDR	1,623,691	2,191
		2,693
Greece (1.5%):
Consumer Discretionary (0.4%):
OPAP SA	165,813	2,296
Financials (0.5%):
National Bank of Greece SA (a)	823,177	3,386
Industrials (0.5%):
Mytilineos SA	158,747	2,995
Star Bulk Carriers Corp. (f)	22,400	431
		3,426
Utilities (0.1%):
Terna Energy SA	23,650	484
		9,592
Hong Kong (2.7%):
Communication Services (0.0%): (b)
NetDragon Websoft Holdings Ltd.	179,000	357
Consumer Discretionary (0.7%):
Bosideng International Holdings Ltd.	4,282,000	2,134
JS Global Lifestyle Co. Ltd. (c)	2,119,500	2,372
		4,506
Health Care (0.1%):
The United Laboratories International Holdings Ltd.	824,000	432
Industrials (0.8%):
Techtronic Industries Co. Ltd.	427,500	5,211
Information Technology (0.5%):
Lenovo Group Ltd.	3,742,000	3,196
Real Estate (0.5%):
China Resources Land Ltd.	666,000	3,094
Utilities (0.1%):
Canvest Environmental Protection Group Co. Ltd. (f)	598,000	337
China Water Affairs Group Ltd.	494,000	403
		740
		17,536

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Hungary (0.5%):
Financials (0.4%):
OTP Bank Nyrt	93,798	$2,589
Health Care (0.1%):
Richter Gedeon Nyrt	21,957	473
		3,062
India (14.1%):
Communication Services (0.5%):
Indus Towers Ltd.	867,402	2,142
Sun TV Network Ltd.	139,295	846
		2,988
Consumer Discretionary (1.9%):
Apollo Tyres Ltd.	119,270	466
Bajaj Auto Ltd.	50,344	2,323
Indian Hotels Co. Ltd.	171,650	684
Kalyan Jewellers India, Ltd. (a)	377,979	495
Mahindra & Mahindra Ltd.	316,475	5,091
Mahindra CIE Automotive Ltd.	217,945	764
Raymond Ltd.	142,413	2,404
		12,227
Consumer Staples (0.7%):
Dabur India Ltd.	307,278	2,229
Varun Beverages Ltd.	173,135	2,663
		4,892
Energy (0.7%):
Aegis Logistics Ltd.	120,762	484
Reliance Industries Ltd.	119,131	4,008
		4,492
Financials (5.0%):
Angel One Ltd.	20,602	408
Axis Bank Ltd.	466,052	5,181
Canara Bank	288,490	1,123
Cholamandalam Investment & Finance Co. Ltd.	430,223	3,797
CreditAccess Grameen Ltd. (a)	31,816	378
ICICI Bank Ltd., ADR	759,994	18,027
IDFC First Bank, Ltd. (a)	476,520	346
Manappuram Finance Ltd.	1,871,946	2,668
Power Finance Corp. Ltd.	263,187	441
		32,369
Health Care (0.7%):
Apollo Hospitals Enterprise Ltd.	60,495	3,530
Aster DM Healthcare Ltd. (a) (c)	167,487	489
Granules India Ltd.	115,306	492
		4,511

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (1.5%):
AIA Engineering Ltd.	13,495	$449
Allcargo Logistics Ltd.	120,146	660
Bharat Electronics Ltd.	659,499	857
CMS Info Systems Ltd.	80,440	330
HG Infra Engineering Ltd.	90,183	666
KEI Industries Ltd.	26,704	504
Larsen & Toubro Ltd.	234,810	6,002
		9,468
Information Technology (1.6%):
eClerx Services Ltd.	54,306	970
Infosys Ltd., ADR	257,702	5,244
LTIMindtree Ltd. (c)	12,587	757
WNS Holdings Ltd., ADR (a)	37,964	3,201
		10,172
Materials (1.0%):
Gujarat Fluorochemicals Ltd.	11,286	489
Jindal Steel & Power Ltd.	135,733	902
JK Paper Ltd.	357,042	1,855
National Aluminium Co. Ltd.	358,789	344
Tata Chemicals Ltd.	52,935	676
UPL Ltd.	234,710	2,287
		6,553
Real Estate (0.1%):
Prestige Estates Projects Ltd.	79,328	464
The Phoenix Mills Ltd.	23,091	415
		879
Utilities (0.4%):
CESC Ltd.	464,602	426
Power Grid Corp. of India Ltd.	898,453	2,479
		2,905
		91,456
Indonesia (3.1%):
Communication Services (0.5%):
PT Media Nusantara Citra Tbk (a)	6,095,900	310
PT Telekomunikasi Indonesia Persero Tbk, ADR	126,415	3,221
		3,531
Consumer Discretionary (0.1%):
PT Mitra Adiperkasa Tbk (a)	7,347,200	679
Energy (0.3%):
PT Adaro Energy Indonesia Tbk	8,674,500	2,147
Financials (2.1%):
PT Bank Mandiri Persero Tbk	11,678,090	7,878
PT Bank Rakyat Indonesia Persero Tbk	17,820,846	5,670
		13,548

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.1%):
PT Erajaya Swasembada Tbk	11,618,000	$301
		20,206
Korea, Republic Of (14.5%):
Communication Services (1.0%):
Cheil Worldwide, Inc.	18,693	347
JYP Entertainment Corp.	81,791	3,823
KT Corp.	92,487	2,640
		6,810
Consumer Discretionary (1.6%):
Coway Co. Ltd.	5,579	246
Hyundai Mobis Co. Ltd.	30,745	5,032
Kia Corp.	42,322	2,229
Shinsegae, Inc.	14,666	2,372
Youngone Corp.	12,378	451
		10,330
Consumer Staples (0.5%):
BGF retail Co. Ltd.	6,290	987
KT&G Corp.	23,697	1,798
Lotte Chilsung Beverage Co. Ltd.	2,567	309
		3,094
Financials (2.0%):
BNK Financial Group, Inc.	84,101	477
DB Insurance Co. Ltd.	9,196	437
Hana Financial Group, Inc.	104,877	3,587
Samsung Securities Co. Ltd.	88,757	2,402
Shinhan Financial Group Co. Ltd.	105,531	3,059
Woori Financial Group, Inc.	329,066	3,288
		13,250
Health Care (0.7%):
Daewoong Pharmaceutical Co. Ltd.	1,819	206
Dentium Co. Ltd.	6,446	437
Hk Inno N Corp. (a)	3,834	111
Samsung Biologics Co. Ltd. (a) (c)	5,561	3,782
		4,536
Industrials (0.7%):
CJ Corp.	27,744	1,630
DL E&C Co. Ltd.	12,469	403
Hyundai Glovis Co. Ltd.	2,936	398
LIG Nex1 Co. Ltd.	10,023	709
LX International Corp.	15,630	493
Samsung Engineering Co. Ltd. (a)	34,121	645
		4,278

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (7.8%):
Daeduck Electronics Co. Ltd.	26,009	$468
DB HiTek Co. Ltd.	10,303	357
Innox Advanced Materials Co. Ltd.	65,146	1,465
LEENO Industrial, Inc.	3,901	518
LG Innotek Co. Ltd.	3,101	748
LX Semicon Co. Ltd.	7,422	506
Samsung Electro-Mechanics Co. Ltd.	21,923	2,400
Samsung Electronics Co. Ltd.	625,367	30,049
SK Hynix, Inc.	212,820	14,047
		50,558
Materials (0.2%):
KCC Corp.	1,489	274
LOTTE Fine Chemical Co. Ltd.	7,355	352
OCI Co. Ltd.	4,577	337
Poongsan Corp.	22,201	516
		1,479
		94,335
Luxembourg (0.3%):
Materials (0.3%):
Ternium SA, ADR	58,931	1,856
Malaysia (1.3%):
Communication Services (0.1%):
TIME dotCom Bhd	459,400	505
Consumer Staples (0.1%):
Heineken Malaysia Bhd	107,700	608
Financials (0.6%):
Alliance Bank Malaysia BHD	708,600	619
Public Bank Bhd	3,124,100	3,171
		3,790
Materials (0.4%):
Petronas Chemicals Group Bhd	976,500	1,884
Ta Ann Holdings Bhd	580,300	515
		2,399
Real Estate (0.0%): (b)
Eco World Development Group Bhd	2,631,500	405
Utilities (0.1%):
Mega First Corp. Bhd	599,100	452
		8,159
Mexico (4.4%):
Communication Services (0.5%):
America Movil SAB de CV, ADR	164,710	3,205
Consumer Discretionary (0.2%):
Alsea SAB de CV (a)	830,192	1,656

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.5%):
Fomento Economico Mexicano SAB de CV, ADR	8,727	$697
Kimberly-Clark de Mexico SAB de CV Class A	1,609,400	2,736
		3,433
Energy (0.1%):
Vista Energy SAB de CV, ADR (a)	42,663	615
Financials (1.8%):
Banco del Bajio SA (c)	280,566	937
Grupo Financiero Banorte SAB de CV Class O	1,386,149	11,087
		12,024
Industrials (0.4%):
Grupo Aeroportuario del Pacifico SAB de CV Class B	143,502	2,316
Materials (0.8%):
Alpek SAB de CV	405,322	570
GCC SAB de CV	140,657	1,013
Grupo Mexico SAB de CV Class B	819,299	3,342
		4,925
Real Estate (0.1%):
Macquarie Mexico Real Estate Management SA de CV (c)	376,938	563
		28,737
Peru (0.6%):
Financials (0.6%):
Credicorp Ltd.	27,550	4,230
Philippines (0.1%):
Financials (0.1%):
Security Bank Corp.	286,120	488
Portugal (0.6%):
Energy (0.6%):
Galp Energia SGPS SA	323,126	3,981
Qatar (0.4%):
Energy (0.0%): (b)
Qatar Gas Transport Co. Ltd.	427,547	468
Industrials (0.4%):
Industries Qatar QSC	603,552	2,483
		2,951
Russian Federation (0.0%): (b)
Communication Services (0.0%):
Mobile TeleSystems PJSC, ADR (a) (d) (e)	253,826	14
Consumer Staples (0.0%):
Magnit PJSC (d) (e)	29,318	1
Energy (0.0%):
Gazprom PJSC (a) (d) (e) (g) (h)	1,087,480	43
Rosneft Oil Co. PJSC, GDR (a) (d) (e) (g) (h)	457,159	21
		64

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (0.0%):
Moscow Exchange MICEX-RTS PJSC (a) (d) (e)	196,760	$3
Sberbank of Russia PJSC, ADR (a) (d) (e) (g) (h)	329,652	2
Sberbank of Russia PJSC (a) (d) (e) (g) (h)	687,954	3
		8
		87
Saudi Arabia (2.0%):
Energy (0.1%):
Aldrees Petroleum and Transport Services Co.	21,742	426
Financials (1.1%):
Alinma Bank	273,574	2,532
The Saudi National Bank	313,195	4,313
		6,845
Materials (0.8%):
SABIC Agri-Nutrients Co.	89,503	3,465
Saudi Arabian Mining Co. (a)	110,999	2,048
		5,513
		12,784
South Africa (2.8%):
Communication Services (0.5%):
MTN Group Ltd.	442,861	3,632
Consumer Discretionary (0.2%):
Truworths International Ltd.	143,217	475
Woolworths Holdings Ltd.	295,658	1,126
		1,601
Energy (0.1%):
Exxaro Resources Ltd.	32,772	429
Financials (1.2%):
Absa Group Ltd.	309,300	3,712
Capitec Bank Holdings Ltd.	11,088	1,317
Standard Bank Group Ltd.	247,073	2,602
		7,631
Industrials (0.6%):
KAP Industrial Holdings Ltd.	1,790,851	466
The Bidvest Group Ltd.	235,847	3,174
		3,640
Materials (0.1%):
African Rainbow Minerals Ltd.	46,199	801
Real Estate (0.1%):
Resilient REIT Ltd.	127,055	391
		18,125

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Taiwan (13.7%):
Communication Services (0.1%):
International Games System Co. Ltd.	38,000	$483
Consumer Discretionary (0.6%):
Fulgent Sun International Holding Co. Ltd.	591,000	2,919
Makalot Industrial Co. Ltd.	51,000	388
O-TA Precision Industry Co. Ltd.	85,000	326
Tong Yang Industry Co. Ltd.	217,000	337
		3,970
Health Care (0.7%):
Lotus Pharmaceutical Co. Ltd.	369,000	2,952
Universal Vision Biotechnology Co. Ltd.	172,550	1,499
		4,451
Industrials (0.2%):
Aerospace Industrial Development Corp.	296,000	322
Bizlink Holding, Inc.	54,000	444
Chung-Hsin Electric & Machinery Manufacturing Corp.	212,000	409
		1,175
Information Technology (11.8%):
ASE Technology Holding Co. Ltd., ADR (f)	555,265	3,776
ASE Technology Holding Co. Ltd.	706,000	2,258
Chipbond Technology Corp.	237,000	451
Compeq Manufacturing Co. Ltd.	324,000	528
E Ink Holdings, Inc.	156,000	935
Global Unichip Corp.	28,000	678
Gold Circuit Electronics Ltd.	1,090,800	3,492
Hon Hai Precision Industry Co. Ltd., GDR	300,238	1,973
Hon Hai Precision Industry Co. Ltd.	1,059,000	3,468
King Yuan Electronics Co. Ltd.	347,000	403
Kinsus Interconnect Technology Corp.	132,000	536
Macronix International Co. Ltd.	330,000	375
MediaTek, Inc.	253,000	6,114
Quanta Computer, Inc.	605,000	1,410
Radiant Opto-Electronics Corp.	143,000	489
Sercomm Corp.	155,000	424
Silicon Motion Technology Corp., ADR	72,979	4,605
Simplo Technology Co. Ltd.	48,000	476
Taiwan Semiconductor Manufacturing Co. Ltd.	2,053,000	32,976
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	52,487	4,355
Tong Hsing Electronic Industries Ltd.	66,000	422
Unimicron Technology Corp.	402,000	2,070
Wiwynn Corp.	142,000	4,098
Zhen Ding Technology Holding Ltd.	158,000	619
		76,931

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.3%):
Allied Supreme Corp.	56,000	$595
Formosa Plastics Corp.	481,000	1,411
Taiwan Hon Chuan Enterprise Co. Ltd.	119,000	312
		2,318
		89,328
Thailand (1.5%):
Consumer Discretionary (0.0%): (b)
Sri Trang Agro-Industry PCL	387,000	209
Energy (0.3%):
PTT Exploration & Production PCL	347,200	1,852
Health Care (0.2%):
Chularat Hospital PCL	5,089,300	535
Mega Lifesciences PCL	401,600	535
		1,070
Materials (0.6%):
Indorama Ventures PCL	2,021,300	2,451
The Siam Cement PCL (e)	121,500	1,137
		3,588
Real Estate (0.3%):
AP Thailand PCL	5,959,000	1,716
Origin Property PCL	1,730,200	519
		2,235
Utilities (0.1%):
Gunkul Engineering PCL	2,791,300	426
Ratch Group PCL	338,800	395
		821
		9,775
Turkey (0.2%):
Consumer Staples (0.1%):
Coca-Cola Icecek A/S	85,593	854
Industrials (0.1%):
Tekfen Holding A/S (f)	204,659	491
		1,345
United Arab Emirates (0.2%):
Industrials (0.1%):
Air Arabia PJSC	925,431	524
Real Estate (0.1%):
Emaar Development PJSC (a)	485,246	556
		1,080

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
United Kingdom (1.6%):
Consumer Staples (0.5%):
Unilever PLC	59,235	$2,971
Materials (1.1%):
Anglo American PLC	120,486	5,008
Mondi PLC	116,103	2,193
		7,201
		10,172
United States (0.3%):
Consumer Discretionary (0.3%):
Samsonite International SA (a) (c)	660,900	1,791
Total Common Stocks (Cost $601,752)		636,977
Exchange-Traded Funds (0.3%)
United States (0.3%):
iShares MSCI Emerging Markets Small-Cap ETF	38,784	1,938
Total Exchange-Traded Funds (Cost $1,805)		1,938
Collateral for Securities Loaned (0.8%)^
United States (0.8%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.73% (i)	1,141,512	1,142
HSBC U.S. Government Money Market Fund, I Shares, 3.75% (i)	1,141,412	1,141
Invesco Government & Agency Portfolio, Institutional Shares, 3.74% (i)	1,141,412	1,141
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.62% (i)	1,141,512	1,142
Total Collateral for Securities Loaned (Cost $4,566)		4,566
Total Investments (Cost $608,123) — 99.1%		643,481
Other assets in excess of liabilities — 0.9%		6,019
NET ASSETS — 100.00%		$649,500

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  Amount represents less than 0.05% of net assets.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of November 30, 2022, the fair value of these securities was $25,598 thousands and amounted to 3.9% of net assets.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of November 30, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(e)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At November 30, 2022, illiquid securities were 0.2% of the Fund's net assets.

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2022

  (Unaudited)

(f)  All or a portion of this security is on loan.

(g)  Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government.

(h)  The following table details the acquisition date and cost of the Fund's Russian sanctioned restricted securities at November 30, 2022 (amount in thousand):

Security Name	Acquisition Date	Cost
Gazprom PJSC	7/28/2021	$4,261
Rosneft Oil Co. PJSC, GDR	3/6/2020	2,920
Sberbank of Russia PJSC, ADR	11/11/2020	4,362
Sberbank of Russia PJSC	3/2/2015	800

(i)  Rate disclosed is the daily yield on November 30, 2022.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

16

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Emerging Markets Fund
Assets:
Investments, at value (Cost $608,123)	$643,481	(a)
Foreign currency, at value (Cost $773)	815
Cash	9,459
Receivables:
Interest and dividends	1,180
Capital shares issued	90
Investments sold	2,362
Reclaims	29
From Adviser	113
Prepaid expenses	35
Total Assets	657,564
Liabilities:
Payables:
Collateral received on loaned securities	4,566
Investments purchased	1,138
Capital shares redeemed	393
Accrued foreign capital gains taxes	1,078
Accrued expenses and other payables:
Investment advisory fees	505
Administration fees	60
Custodian fees	97
Transfer agent fees	85
Compliance fees	—	(b)
Trustees' fees	1
12b-1 fees	—	(b)
Other accrued expenses	141
Total Liabilities	8,064
Net Assets:
Capital	645,158
Total accumulated earnings/(loss)	4,342
Net Assets	$649,500
Net Assets
Fund Shares	$240,670
Institutional Shares	408,763
Class A	67
Total	$649,500
Shares (unlimited number of shares authorized with no par value):
Fund Shares	13,224
Institutional Shares	22,477
Class A	4
Total	35,705
Net asset value, offering and redemption price per share: (c)
Fund Shares	$18.20
Institutional Shares	18.19
Class A	18.26
Maximum Sales Charge — Class A	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$19.37

(a)  Includes $6,152 thousand of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

17

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2022

(Amounts in Thousands)  (Unaudited)

USAA Emerging Markets Fund
Investment Income:
Dividends	$15,466
Interest	41
Securities lending (net of fees)	36
Foreign tax withholding	(1,442)
Total Income	14,101
Expenses:
Investment advisory fees	3,059
Administration fees — Fund Shares	179
Administration fees — Institutional Shares	185
Administration fees — Class A	— (a)
Sub-Administration fees	28
12b-1 fees — Class A	— (a)
Custodian fees	245
Transfer agent fees — Fund Shares	313
Transfer agent fees — Institutional Shares	185
Transfer agent fees — Class A	— (a)
Trustees' fees	24
Compliance fees	3
Legal and audit fees	79
State registration and filing fees	35
Other expenses	98
Total Expenses	4,433
Expenses waived/reimbursed by Adviser	(265)
Net Expenses	4,168
Net Investment Income (Loss)	9,933
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	(27,638)
Foreign taxes on realized gains	(119)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(40,391)
Net change in accrued foreign taxes on unrealized gains	(550)
Net realized/unrealized gains (losses) on investments	(68,698)
Change in net assets resulting from operations	$(58,765)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

18

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Emerging Markets Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$9,933	$10,376
Net realized gains (losses)	(27,757)	29,377
Net change in unrealized appreciation/depreciation	(40,941)	(181,540)
Change in net assets resulting from operations	(58,765)	(141,787)
Distributions to Shareholders:
Fund Shares	—	(2,223)
Institutional Shares	—	(3,355)
Change in net assets resulting from distributions to shareholders	—	(5,578)
Change in net assets resulting from capital transactions	32,837	49,614
Change in net assets	(25,928)	(97,751)
Net Assets:
Beginning of period	675,428	773,179
End of period	$649,500	$675,428
Capital Transactions:
Fund Shares
Proceeds from shares issued	$4,872	$20,578
Distributions reinvested	—	2,195
Cost of shares redeemed	(15,419)	(51,176)
Total Fund Shares	$(10,547)	$(28,403)
Institutional Shares
Proceeds from shares issued	$72,028	$122,913
Distributions reinvested	—	3,352
Cost of shares redeemed	(28,654)	(48,191)
Total Institutional Shares	$43,374	$78,074
Class A
Proceeds from shares issued	$10	$— (a)
Cost of shares redeemed	—	(57)
Total Class A	$10	$(57)
Change in net assets resulting from capital transactions	$32,837	$49,614

(a)  Rounds to less than $1 thousand.

(continues on next page)

See notes to financial statements.

19

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Emerging Markets Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
Share Transactions:
Fund Shares
Issued	278	918
Reinvested	—	101
Redeemed	(876)	(2,309)
Total Fund Shares	(598)	(1,290)
Institutional Shares
Issued	4,132	5,737
Reinvested	—	154
Redeemed	(1,633)	(2,177)
Total Institutional Shares	2,499	3,714
Class A
Issued	1	— (b)
Redeemed	—	(3)
Total Class A	1	(3)
Change in Shares	1,902	2,421

(b)  Rounds to less than 1 thousand shares.

See notes to financial statements.

20

This page is intentionally left blank.

21

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Emerging Markets Fund
Fund Shares
Six Months Ended November 30, 2022 (Unaudited)	$20.00	0.29	(i)	(2.09)	(1.80)	—	—
Year Ended May 31: 2022	$24.66	0.30	(i)	(4.81)	(4.51)	(0.15)	(0.15)
2021	$16.16	0.16	(i)	8.57	8.73	(0.23)	(0.23)
2020	$17.14	0.25	(i)	(1.17)	(0.92)	(0.06)	(0.06)
2019	$18.84	0.17		(1.67)	(1.50)	(0.20)	(0.20)
2018	$17.60	0.16		1.15	1.31	(0.07)	(0.07)
Institutional Shares
Six Months Ended November 30, 2022 (Unaudited)	$19.97	0.29	(i)	(2.07)	(1.78)	—	—
Year Ended May 31: 2022	$24.62	0.35	(i)	(4.80)	(4.45)	(0.20)	(0.20)
2021	$16.14	0.20	(i)	8.55	8.75	(0.27)	(0.27)
2020	$17.10	0.29	(i)	(1.17)	(0.88)	(0.08)	(0.08)
2019	$18.79	0.18		(1.62)	(1.44)	(0.25)	(0.25)
2018	$17.55	0.20		1.14	1.34	(0.10)	(0.10)
Class A
Six Months Ended November 30, 2022 (Unaudited)	$20.09	0.25	(i)	(2.08)	(1.83)	—	—
Year Ended May 31: 2022	$24.58	0.35	(i)	(4.84)	(4.49)	—	—
2021	$16.08	0.07	(i)	8.62	8.69	(0.19)	(0.19)
2020	$17.08	0.20	(i)	(1.16)	(0.96)	(0.04)	(0.04)
2019	$18.76	0.10		(1.62)	(1.52)	(0.16)	(0.16)
2018	$17.55	0.12		1.13	1.25	(0.04)	(0.04)
(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through September 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(e)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2019 and 2018. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(f)  Does not include acquired fund fees and expenses, if any.

See notes to financial statements.

22

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)	Net Expenses(c)(d)(e)(f)(g)		Net Investment Income (Loss)(c)	Gross Expenses(c)(e)(f)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(h)
USAA Emerging Markets Fund
Fund Shares
Six Months Ended November 30, 2022 (Unaudited)	$18.20	(9.00)%	1.48%		3.24%	1.58%	$240,670	26%
Year Ended May 31: 2022	$20.00	(18.33)%	1.47%		1.35%	1.47%	$276,456	54%
2021	$24.66	54.25%	1.45%		0.77%	1.47%	$372,624	73	%(j)
2020	$16.16	(5.41)%	1.48%		1.44%	1.54%	$281,937	124	%(k)
2019	$17.14	(7.86)%	1.48%		1.02%	1.48%	$340,465	68%
2018	$18.84	7.41%	1.46%		0.86%	1.46%	$402,401	59%
Institutional Shares
Six Months Ended November 30, 2022 (Unaudited)	$18.19	(8.91)%	1.30%		3.27%	1.37%	$408,763	26%
Year Ended May 31: 2022	$19.97	(18.15)%	1.28%		1.59%	1.31%	$398,909	54%
2021	$24.62	54.46%	1.26%		0.96%	1.29%	$400,408	73	%(j)
2020	$16.14	(5.17)%	1.29%		1.67%	1.33%	$327,156	124	%(k)
2019	$17.10	(7.58)%	1.25%		1.24%	1.25%	$491,978	68%
2018	$18.79	7.62%	1.28%		1.09%	1.28%	$596,185	59%
Class A
Six Months Ended November 30, 2022 (Unaudited)	$18.26	(9.11)%	1.75%		2.79%	35.91%	$67	26%
Year Ended May 31: 2022	$20.09	(18.27)%	1.24%		1.57%	11.21%	$63	54%
2021	$24.58	54.22%	1.72%		0.36%	1.98%	$147	73	%(j)
2020	$16.08	(5.65)%	1.75%		1.13%	1.76%	$4,478	124	%(k)
2019	$17.08	(8.07)%	1.75%		0.73%	1.79%	$4,745	68%
2018	$18.76	7.09%	1.72	%(l)	0.61%	1.81%	$5,186	59%

(g)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(h)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(i)  Per share net investment income (loss) has been calculated using the average daily shares method.

(j)  Reflects a return to normal trading levels after a prior year transition.

(k)  Reflects increased trading activity due to current year transition or asset allocation shift.

(l)  Prior to October 1, 2017, USAA Asset Management Company (previous Adviser) voluntarily agreed to limit the annual expenses of Class A to 1.65% of the Class A's average daily net assets.

See notes to financial statements.

23

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Emerging Markets Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Victory Capital Management ("VCM" or the "Adviser"), is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

The Adviser, acting as the valuation designee has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as Level 2 in the fair value hierarchy.

A summary of the valuations as of November 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$140,044	$496,846	$87	$636,977
Exchange-Traded Funds	1,938	—	—	1,938
Collateral for Securities Loaned	4,566	—	—	4,566
	—	—	—	—
Total	$146,548	$496,846	$87	$643,481

For the six months ended November 30, 2022, there were no transfers into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market

25

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of November 30, 2022, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$6,152	$1,511	$4,566

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

The Fund filed for additional European Union reclaims related to prior years. In September 2022, the Poland Tax Authority issued favorable decisions relating to claims for Poland. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. For the six months ended November 30, 2022, the Fund recognized $19 thousand in reclaims. These reclaims are reflected on the Statement of Operations as Dividend Income.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

For the six months ended November 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$203,281	$157,570

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at www.vcm.com. As of November 30, 2022, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	0.3
USAA Cornerstone Equity Fund	1.5

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper Emerging Markets Fund Index. The Lipper Emerging Markets Fund Index tracks the total return performance of the largest funds within the Lipper Emerging Markets Fund category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Emerging Markets Fund Index over that period, even if the class has overall negative returns during the performance period.

For the period June 1, 2022, to November 30, 2022, performance adjustments were $0, $13, and $0 for Fund Shares, Institutional Shares, and Class A, in thousands, respectively. Performance adjustments were 0.00%, 0.01%, and 0.00% for Fund Shares, Institutional Shares, and Class A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

VCM entered into an Investment Subadvisory Agreement with Lazard Asset Management LLC ("Lazard"), under which Lazard directs the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended November 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended November 30, 2022, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended November 30, 2022, the Distributor did not receive any commissions.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

the expense limits. As of November 30, 2022, the expense limits (excluding voluntary waivers) were 1.48%, 1.29%, and 1.75% for Fund Shares, Institutional Shares, and Class A, respectively.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of November 30, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at November 30, 2022.

Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
$261	$215	$111	$265	$852

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from June 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through November 30, 2022, interest was based on the one-month Secured Overnight Financing Rate ("SOFR") plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The average borrowing for the days outstanding and average interest rate for the Fund during the six months ended November 30, 2022, were as follows (amounts in thousands):

Amount Outstanding at November 30, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
$—	$1,788	1	3.88%	$1,788

*  For the six months ended November 30, 2022, based on the number of days borrowings were outstanding.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended November 30, 2022.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended May 31, 2022, the Fund had net capital loss carryforwards as summarized in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Total
$13,777	$13,777

9. Subsequent Event:

On December 9, 2022, the Board of Trustees of USAA Mutual Funds Trust ("Trust"), upon the recommendation of Victory Capital Management Inc., the Trust's investment adviser, approved a Plan of Liquidation ("Plan") for the USAA Emerging Markets Fund Class A (the "Share Class"). It is anticipated that the Share Class will liquidate on or about February 22, 2023. On the liquidation date, the Share Class will redeem all its outstanding shares at the net asset value of such shares.

Effective December 19, 2022, the Share Class will be closed to new investors and shareholder accounts. Through the NAV on February 15, 2023, the Share Class will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders. Please note that no other classes of the Fund are affected.

33

USAA Mutual Funds Trust	Supplemental Information November 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2022, through November 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/22	Actual Ending Account Value 11/30/22	Hypothetical Ending Account Value 11/30/22	Actual Expenses Paid During Period 6/1/22- 11/30/22*	Hypothetical Expenses Paid During Period 6/1/22- 11/30/22*	Annualized Expense Ratio During Period 6/1/22- 11/30/22
Fund Shares	$1,000.00	$910.00	$1,017.65	$7.09	$7.49	1.48%
Institutional Shares	1,000.00	910.90	1,018.55	6.23	6.58	1.30%
Class A	1,000.00	908.90	1,016.29	8.37	8.85	1.75%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

34

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593,

Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

25559-0123

NOVEMBER 30, 2022

Semi Annual Report

USAA Precious Metals and Minerals Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

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USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	12
Supplemental Information	21
Proxy Voting and Portfolio Holdings Information	21
Expense Examples	21
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Precious Metals and Minerals Fund	November 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation.

Top 10 Equity Holdings*:

November 30, 2022

(% of Net Assets)

Newmont Corp.	12.7%
Barrick Gold Corp.	9.3%
Aginco Eagle Mines Ltd.	9.0%
Franco-Nevada Corp.	7.9%
Wheaton Precious Metals Corp.	5.2%
B2Gold Corp.	4.1%
Yamana Gold, Inc.	4.1%
Gold Fields Ltd., ADR	3.8%
Northern Star Resources Ltd.	3.4%
Newcrest Mining Ltd.	3.3%

Portfolio Composition*:

November 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Precious Metals and Minerals Fund	Schedule of Portfolio Investments November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.9%)
Australia (12.3%):
Materials (12.3%):
De Grey Mining, Ltd. (a) (b)	1,165,515	$1,030
Evolution Mining Ltd.	4,391,696	8,105
Gold Road Resources Ltd.	1,928,577	2,314
Newcrest Mining Ltd.	1,223,419	16,688
Northern Star Resources Ltd.	2,396,263	17,389
Perseus Mining Ltd.	4,308,434	6,599
Ramelius Resources Ltd.	3,271,854	1,915
Regis Resources Ltd.	2,128,654	2,816
Silver Lake Resources Ltd. (a)	4,268,850	3,540
West African Resources, Ltd. (a)	1,930,796	1,561
		61,957
Canada (55.5%):
Materials (55.5%):
Aginco Eagle Mines Ltd. (b)	905,641	45,619
Alamos Gold, Inc. (b)	1,119,616	10,855
B2Gold Corp.	5,999,753	20,921
Barrick Gold Corp.	2,880,649	47,012
Centerra Gold, Inc. (b)	1,499,019	8,013
Dundee Precious Metals, Inc.	1,505,141	7,106
Eldorado Gold Corp. (a)	179,157	1,372
Equinox Gold Corp. (a)	68,782	242
Franco-Nevada Corp.	271,530	39,668
Great Basin Gold Ltd. (a) (c) (d)	6,500,000	—
IAMGOLD Corp. (a)	914,093	1,869
K92 Mining, Inc. (a)	483,061	2,776
Karora Resources, Inc. (a)	419,439	1,385
Kinross Gold Corp.	1,108,016	4,576
Lundin Gold, Inc.	78,200	772
Nautilus Minerals, Inc. (a) (c) (d)	5,757,622	—
New Gold, Inc. (a)	1,183,000	1,311
Northern Star Mining Corp. (a) (c) (d)	375,000	—
OceanaGold Corp. (a)	2,084,516	3,549
Osisko Gold Royalties Ltd.	303,400	3,828
Sandstorm Gold Ltd.	658,794	3,419
SSR Mining, Inc.	992,179	15,041
Torex Gold Resources, Inc. (a)	859,889	7,960
Victoria Gold Corp. (a)	112,390	679
Wesdome Gold Mines Ltd. (a)	722,933	4,880
Wheaton Precious Metals Corp.	674,637	26,333
Yamana Gold, Inc.	3,769,219	20,542
		279,728

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Precious Metals and Minerals Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
China (2.8%):
Materials (2.8%):
Shandong Gold Mining Co. Ltd. Class H (e)	950,700	$1,855
Zhaojin Mining Industry Co. Ltd. Class H (a) (b)	1,459,000	1,616
Zijin Mining Group Co. Ltd. Class H	8,206,000	10,653
		14,124
Indonesia (0.5%):
Materials (0.5%):
Aneka Tambang Tbk	18,415,700	2,324
Jersey (1.0%):
Materials (1.0%):
Centamin PLC	3,704,746	4,765
Peru (0.1%):
Materials (0.1%):
Cia de Minas Buenaventura SAA, ADR	68,157	556
Russian Federation (0.4%):
Materials (0.4%):
Polymetal International PLC (a) (d) (f) (g)	757,840	2,155
Polyus PJSC (a) (c) (d)	62,088	83
		2,238
South Africa (7.6%):
Materials (7.6%):
AngloGold Ashanti Ltd.	786,708	14,042
Gold Fields Ltd., ADR (b)	1,724,650	19,230
Great Basin Gold Ltd. (a) (c) (d)	8,566,400	—
Harmony Gold Mining Co. Ltd. (b)	1,463,504	5,221
		38,493
Turkey (1.2%):
Materials (1.2%):
Koza Altin Isletmeleri A/S (b)	298,319	5,895
United Kingdom (2.4%):
Materials (2.4%):
Endeavour Mining PLC (b)	570,692	12,114
United States (16.1%):
Materials (16.1%):
Coeur Mining, Inc. (a)	370,107	1,295
Newmont Corp.	1,348,430	64,010
Royal Gold, Inc.	141,793	15,928
		81,233
Total Common Stocks (Cost $427,151)		503,427

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Precious Metals and Minerals Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (2.8%)^
United States (2.8%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.73% (h)	3,565,244	$3,566
HSBC U.S. Government Money Market Fund, I Shares, 3.75% (h)	3,565,244	3,565
Invesco Government & Agency Portfolio, Institutional Shares, 3.74% (h)	3,565,244	3,565
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.62% (h)	3,565,244	3,565
Total Collateral for Securities Loaned (Cost $14,261)		14,261
Total Investments (Cost $441,412) — 102.7%		517,688
Liabilities in excess of other assets — (2.7)%		(13,500)
NET ASSETS — 100.00%		$504,188

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of November 30, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At November 30, 2022, illiquid securities were 0.4% of the Fund's net assets.

(e)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of November 30, 2022, the fair value of these securities was $1,855 thousands and amounted to 0.4% of net assets.

(f)  Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government.

(g)  The following table details the acquisition date and cost of the Fund's Russian sanctioned restricted securities at November 30, 2022 (amount in thousand):

Security Name	Acquisition Date	Cost
Polymetal International PLC	7/11/2019	$9,758

(h)  Rate disclosed is the daily yield on November 30, 2022.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

5

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Precious Metals and Minerals Fund
Assets:
Investments, at value (Cost $441,412)	$517,688	(a)
Cash	1,248
Receivables:
Interest and dividends	943
Capital shares issued	159
From Adviser	8
Prepaid expenses	38
Total Assets	520,084
Liabilities:
Payables:
Collateral received on loaned securities	14,261
Capital shares redeemed	242
Accrued foreign capital gains taxes	877
Accrued expenses and other payables:
Investment advisory fees	269
Administration fees	57
Custodian fees	23
Transfer agent fees	97
Compliance fees	—	(b)
Trustees' fees	1
12b-1 fees	2
Other accrued expenses	67
Total Liabilities	15,896
Net Assets:
Capital	1,203,835
Total accumulated earnings/(loss)	(699,647)
Net Assets	$504,188
Net Assets
Fund Shares	$461,385
Institutional Shares	19,437
Class A	23,366
Total	$504,188
Shares (unlimited number of shares authorized with no par value):
Fund Shares	28,533
Institutional Shares	1,176
Class A	1,465
Total	31,174
Net asset value, offering and redemption price per share: (c)
Fund Shares	$16.17
Institutional Shares	16.54
Class A	15.95
Maximum Sales Charge — Class A	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$16.92

(a)  Includes $14,242 thousand of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

6

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2022

(Amounts in Thousands)  (Unaudited)

USAA Precious Metals and Minerals Fund
Investment Income:
Dividends	$7,136
Interest	6
Securities lending (net of fees)	135
Foreign tax withholding	(821)
Total Income	6,456
Expenses:
Investment advisory fees	1,678
Administration fees — Fund Shares	324
Administration fees — Institutional Shares	9
Administration fees — Class A	16
Sub-Administration fees	12
12b-1 fees — Class A	27
Custodian fees	41
Transfer agent fees — Fund Shares	511
Transfer agent fees — Institutional Shares	9
Transfer agent fees — Class A	11
Trustees' fees	24
Compliance fees	2
Legal and audit fees	45
State registration and filing fees	36
Other expenses	72
Total Expenses	2,817
Expenses waived/reimbursed by Adviser	(24)
Net Expenses	2,793
Net Investment Income (Loss)	3,663
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	(13,561)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(54,472)
Net realized/unrealized gains (losses) on investments	(68,033)
Change in net assets resulting from operations	$(64,370)

See notes to financial statements.

7

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Precious Metals and Minerals Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$3,663	$6,075
Net realized gains (losses)	(13,561)	6,161
Net change in unrealized appreciation/depreciation	(54,472)	(155,244)
Change in net assets resulting from operations	(64,370)	(143,008)
Distributions to Shareholders:
Fund Shares	—	(4,645)
Institutional Shares	—	(198)
Class A	—	(166)
Change in net assets resulting from distributions to shareholders	—	(5,009)
Change in net assets resulting from capital transactions	(13,821)	(20,193)
Change in net assets	(78,191)	(168,210)
Net Assets:
Beginning of period	582,379	750,589
End of period	$504,188	$582,379

(continues on next page)

See notes to financial statements.

8

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Precious Metals and Minerals Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued	$16,656	$71,209
Distributions reinvested	—	4,526
Cost of shares redeemed	(29,686)	(103,473)
Total Fund Shares	$(13,030)	$(27,738)
Institutional Shares
Proceeds from shares issued	$1,546	$1,422
Distributions reinvested	—	198
Cost of shares redeemed	(501)	(2,089)
Total Institutional Shares	$1,045	$(469)
Class A
Proceeds from shares issued	$3,262	$18,346
Distributions reinvested	—	166
Cost of shares redeemed	(5,098)	(10,498)
Total Class A	$(1,836)	$8,014
Change in net assets resulting from capital transactions	$(13,821)	$(20,193)
Share Transactions:
Fund Shares
Issued	1,126	3,591
Reinvested	—	250
Redeemed	(1,999)	(5,358)
Total Fund Shares	(873)	(1,517)
Institutional Shares
Issued	97	74
Reinvested	—	11
Redeemed	(33)	(115)
Total Institutional Shares	64	(30)
Class A
Issued	236	922
Reinvested	—	9
Redeemed	(346)	(535)
Total Class A	(110)	396
Change in Shares	(919)	(1,151)

See notes to financial statements.

9

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Precious Metals and Minerals Fund
Fund Shares
Six Months Ended November 30, 2022 (Unaudited)	$18.14	0.12	(h)	(2.09)	(1.97)	—	—
Year Ended May 31: 2022	$22.57	0.19	(h)	(4.46)	(4.27)	(0.16)	(0.16)
2021	$19.34	0.09	(h)	3.15	3.24	(0.01)	(0.01)
2020	$12.16	(0.04	)(h)	7.22	7.18	—	—
2019	$12.87	(0.03	)(h)	(0.68)	(0.71)	—	—
2018	$12.93	(0.05	)(h)	(0.01)	(0.06)	—	—
Institutional Shares
Six Months Ended November 30, 2022 (Unaudited)	$18.53	0.14	(h)	(2.13)	(1.99)	—	—
Year Ended May 31: 2022	$23.06	0.22	(h)	(4.56)	(4.34)	(0.19)	(0.19)
2021	$19.76	0.12	(h)	3.22	3.34	(0.04)	(0.04)
2020	$12.40	(0.01	)(h)	7.37	7.36	—	—
2019	$13.06	0.01	(h)	(0.67)	(0.66)	—	—
2018	$13.07	(0.01	)(h)	— (k)	(0.01)	—	—
Class A
Six Months Ended November 30, 2022 (Unaudited)	$17.91	0.11	(h)	(2.07)	(1.96)	—	—
Year Ended May 31: 2022	$22.29	0.14	(h)	(4.39)	(4.25)	(0.13)	(0.13)
2021	$19.13	0.04	(h)	3.12	3.16	—	—
2020	$12.04	(0.05	)(h)	7.14	7.09	—	—
2019	$12.74	(0.03	)(h)	(0.67)	(0.70)	—	—
2018	$12.82	0.16		(0.24)	(0.08)	—	—

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through September 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

See notes to financial statements.

10

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets				Supplemental Data
	Redemption Fees Added to Beneficial Interests		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)	Net Expenses(c)(d)(e)(f)		Net Investment Income (Loss)(c)	Gross Expenses(c)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(g)
USAA Precious Metals and Minerals Fund
Fund Shares
Six Months Ended November 30, 2022 (Unaudited)	—		$16.17	(10.86)%	1.19%		1.56%	1.19%	$461,385	2%
Year Ended May 31: 2022			$18.14	(18.93)%	1.12%		0.97%	1.12%	$533,574	8%
2021			$22.57	16.69%	1.12%		0.41%	1.12%	$697,969	7%
2020	—		$19.34	59.13%	1.19%		(0.25)%	1.19%	$660,770	47	%(i)
2019	—		$12.16	(5.52)%	1.31%		(0.22)%	1.31%	$468,208	7%
2018	—		$12.87	(0.46)%	1.23%		(0.36)%	1.23%	$540,952	13%
Institutional Shares
Six Months Ended November 30, 2022 (Unaudited)	—		$16.54	(10.74)%	0.97%		1.78%	1.13%	$19,437	2%
Year Ended May 31: 2022			$18.53	(18.84)%	0.98%		1.13%	1.05%	$20,602	8%
2021			$23.06	16.90%	0.99%		0.55%	1.05%	$26,338	7%
2020	—		$19.76	59.35%	1.00%		(0.05)%	1.06%	$21,855	47	%(i)
2019	—		$12.40	(5.05)%	1.00	%(j)	0.12%	1.19%	$21,327	7%
2018	—		$13.06	(0.08)%	0.89%		(0.07)%	0.89%	$3,632	13%
Class A
Six Months Ended November 30, 2022 (Unaudited)	—		$15.95	(10.94)%	1.30%		1.44%	1.40%	$23,366	2%
Year Ended May 31: 2022			$17.91	(19.08)%	1.31%		0.74%	1.34%	$28,203	8%
2021			$22.29	16.52%	1.31%		0.21%	1.34%	$26,282	7%
2020	—		$19.13	58.89%	1.27%		(0.32)%	1.27%	$28,653	47	%(i)
2019	—		$12.04	(5.49)%	1.38%		(0.27)%	1.38%	$17,744	7%
2018	—	(k)	$12.74	(0.62)%	1.30%		(0.43)%	1.30%	$16,881	13%

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Per share net investment income (loss) has been calculated using the average daily shares method.

(i)  Reflects increased trading activity due to current year transition or asset allocation shift.

(j)  Effective June 6, 2018, USAA Asset Management Company (previous Adviser) has voluntarily agreed to limit the annual expenses of the Institutional Shares to 1.00% of the Institutional Shares' average daily net assets.

(k)  Amount is less than $0.005 per share.

See notes to financial statements.

11

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Precious Metals and Minerals Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A. The Fund is classified as non-diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Victory Capital Management ("VCM" or the "Adviser"), is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

The Adviser, acting as the valuation designee has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as Level 2 in the fair value hierarchy.

A summary of the valuations as of November 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$437,837	$55,359	$10,231	$503,427
Collateral for Securities Loaned	14,261	—	—	14,261
Total	$452,098	$55,359	$10,231	$517,688

For the six months ended November 30, 2022, there were no transfers into/out of Level 3.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of November 30, 2022, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$14,242	$—	$14,261

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

For the six months ended November 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$10,191	$19,233

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at www.vcm.com. As of November 30, 2022, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	0.2
USAA Cornerstone Equity Fund	0.1
USAA Target Retirement Income Fund	0.4
USAA Target Retirement 2030 Fund	0.8
USAA Target Retirement 2040 Fund	0.9
USAA Target Retirement 2050 Fund	0.5
USAA Target Retirement 2060 Fund	0.1

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper Precious Metals Equity Funds Index. The Lipper Precious Metals Equity Funds Index tracks the total return performance of the largest funds within the Lipper Precious Metals Equity Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Precious Metals Equity Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period June 1, 2022, to November 30, 2022, performance adjustments were $(81), $(2), and $(4) for Fund Shares, Institutional Shares, and Class A, in thousands, respectively. Performance adjustments were (0.04)%, (0.03)%, and (0.04)% for Fund Shares, Institutional Shares, and Class A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets,

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended November 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended November 30, 2022, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended November 30, 2022, the Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2022, the expense limits (excluding voluntary waivers) were 1.27%, 1.00%, and 1.34% for Fund Shares, Institutional Shares, and Class A, respectively.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of November 30, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at November 30, 2022.

Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
$7	$23	$22	$24	$76

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2022.

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from June 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through November 30, 2022, interest was based on the one-month Secured Overnight Financing Rate ("SOFR") plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2022.

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended November 30, 2022.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended May 31, 2022, the Fund had net capital loss carryforwards as summarized in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$10,375	$747,238	$757,613

20

USAA Mutual Funds Trust	Supplemental Information November 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2022, through November 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/22	Actual Ending Account Value 11/30/22	Hypothetical Ending Account Value 11/30/22	Actual Expenses Paid During Period 6/1/22- 11/30/22*	Hypothetical Expenses Paid During Period 6/1/22- 11/30/22*	Annualized Expense Ratio During Period 6/1/22- 11/30/22
Fund Shares	$1,000.00	$891.40	$1,019.10	$5.64	$6.02	1.19%
Institutional Shares	1,000.00	892.60	1,020.21	4.60	4.91	0.97%
Class A	1,000.00	890.60	1,018.55	6.16	6.58	1.30%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

21

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

23408-0123

NOVEMBER 30, 2022

Semi Annual Report

USAA International Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	24
Statement of Operations	26
Statements of Changes in Net Assets	27
Financial Highlights	30
Notes to Financial Statements	34
Supplemental Information	44
Proxy Voting and Portfolio Holdings Information	44
Expense Examples	44
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA International Fund	November 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks capital appreciation.

Top 10 Sectors*:

November 30, 2022

(% of Net Assets)

Financials	17.7%
Industrials	16.4%
Health Care	12.6%
Consumer Discretionary	10.8%
Information Technology	9.7%
Consumer Staples	7.9%
Materials	6.6%
Energy	6.3%
Communication Services	4.8%
Utilities	2.8%

Country Allocation:

November 30, 2022

(% of Net Assets)

*  Includes countries with less than 3.0% of portfolio and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.1%)
Argentina (0.0%): (a)
Energy (0.0%):
YPF SA, ADR (b)	69,275	$581
Australia (6.0%):
Consumer Discretionary (1.0%):
ARB Corp. Ltd. (c)	106,337	2,080
Aristocrat Leisure Ltd.	578,452	13,897
Lovisa Holdings Ltd.	226,325	3,683
PWR Holdings Ltd.	602,879	4,833
		24,493
Energy (0.2%):
Santos Ltd.	385,135	1,920
Woodside Energy Group Ltd.	111,641	2,819
		4,739
Financials (1.0%):
Macquarie Group Ltd.	162,815	20,019
National Australia Bank Ltd.	217,428	4,679
QBE Insurance Group Ltd.	194,906	1,711
		26,409
Health Care (1.1%):
Cogstate, Ltd. (b)	630,500	839
CSL Ltd.	122,448	25,153
Nanosonics Ltd. (b)	435,857	1,428
		27,420
Industrials (0.4%):
Austal Ltd.	1,436,152	2,391
IPH Ltd.	420,261	2,621
Johns Lyng Group Ltd.	860,481	4,310
Qantas Airways Ltd. (b)	478,842	2,056
		11,378
Information Technology (0.1%):
Appen Ltd.	805,839	1,493
Materials (1.5%):
BHP Group Ltd.	961,512	29,853
Imdex Ltd.	1,419,819	2,355
Mineral Resources Ltd.	32,002	1,927
Ramelius Resources Ltd.	2,721,529	1,605
Rio Tinto Ltd.	23,297	1,739
		37,479

See notes to financial statements.

3

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (0.7%):
Charter Hall Group	201,686	$1,948
Goodman Group	124,144	1,642
Scentre Group	6,527,481	13,311
		16,901
		150,312
Austria (0.3%):
Financials (0.1%):
Erste Group Bank AG	123,402	3,864
Industrials (0.1%):
ANDRITZ AG	45,140	2,470
Information Technology (0.1%):
ams-OSRAM AG (b)	168,297	1,402
		7,736
Belgium (0.5%):
Financials (0.1%):
Ageas SA	69,500	2,814
Information Technology (0.4%):
Melexis NV	112,739	9,932
		12,746
Brazil (0.8%):
Communication Services (0.1%):
Telefonica Brasil SA	263,906	1,935
Consumer Staples (0.0%): (a)
Atacadao SA	260,074	801
Energy (0.2%):
Petro Rio SA (b)	390,800	2,715
Ultrapar Participacoes SA	624,507	1,709
		4,424
Financials (0.2%):
Banco Bradesco SA, ADR	865,419	2,571
Banco do Brasil SA	374,900	2,549
		5,120
Materials (0.1%):
Gerdau SA Preference Shares	440,100	2,678
Utilities (0.2%):
Cia de Saneamento Basico do Estado de Sao Paulo	204,616	2,378
Cia Energetica de Minas Gerais Preference Shares	841,690	1,862
		4,240
		19,198

See notes to financial statements.

4

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Canada (2.1%):
Consumer Discretionary (0.1%):
BRP, Inc.	28,090	$2,103
Energy (0.5%):
ARC Resources Ltd.	227,878	3,385
Cameco Corp.	68,833	1,677
Headwater Exploration, Inc. (b)	319,016	1,537
Parex Resources, Inc.	83,128	1,190
Pason Systems, Inc.	174,758	2,085
Suncor Energy, Inc.	49,190	1,618
Trican Well Service Ltd. (b)	708,675	2,108
		13,600
Financials (0.6%):
Element Fleet Management Corp.	228,356	3,236
Fairfax Financial Holdings Ltd.	5,336	3,062
National Bank of Canada	53,422	3,810
Sun Life Financial, Inc.	53,541	2,537
The Toronto-Dominion Bank	48,385	3,221
		15,866
Industrials (0.3%):
Calian Group Ltd.	50,890	2,525
Finning International, Inc.	70,106	1,776
Savaria Corp.	174,865	2,010
		6,311
Materials (0.6%):
Barrick Gold Corp.	210,253	3,431
Karora Resources, Inc. (b)	648,651	2,141
Kinross Gold Corp.	147,841	611
Nutrien Ltd.	35,743	2,873
Stella-Jones, Inc.	68,555	2,433
Teck Resources Ltd. Class B	72,475	2,687
Wesdome Gold Mines Ltd. (b)	288,239	1,946
		16,122
		54,002
Chile (0.1%):
Consumer Staples (0.1%):
Cencosud SA	1,003,356	1,499
China (1.8%):
Communication Services (0.7%):
Baidu, Inc. Class A (b)	260,414	3,515
Tencent Holdings Ltd.	343,500	12,990
		16,505
See notes to financial statements.

5

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.5%):
Alibaba Group Holding Ltd. (b)	323,440	$3,520
BYD Co. Ltd. Class H	74,000	1,884
Dongfeng Motor Group Co. Ltd. Class H	3,955,698	2,229
Guangzhou Automobile Group Co. Ltd. Class H	2,246,000	1,624
New Oriental Education & Technology Group, Inc. (b)	499,000	1,434
Yadea Group Holdings Ltd. (d)	852,000	1,616
		12,307
Financials (0.3%):
Agricultural Bank of China Ltd. Class H	4,094,000	1,369
Bank of China Ltd. Class H	5,779,000	2,048
China Construction Bank Corp. Class H	3,348,000	2,026
PICC Property & Casualty Co. Ltd. Class H	1,400,000	1,418
		6,861
Health Care (0.1%):
CSPC Pharmaceutical Group Ltd.	1,304,000	1,680
Industrials (0.1%):
China Railway Group Ltd. Class H	4,161,000	2,349
COSCO SHIPPING Holdings Co. Ltd. Class H	1,156,200	1,264
		3,613
Materials (0.1%):
Anhui Conch Cement Co. Ltd. Class H	642,000	2,339
Ganfeng Lithium Group Co. Ltd. Class H (d)	171,000	1,513
		3,852
		44,818
Denmark (2.6%):
Consumer Discretionary (0.5%):
Pandora A/S	171,138	13,031
Health Care (1.8%):
Novo Nordisk A/S Class B	364,421	45,718
Industrials (0.3%):
AP Moller — Maersk A/S Class B	892	1,934
INVISIO AB	188,153	2,963
Per Aarsleff Holding A/S	44,295	1,434
		6,331
		65,080
Finland (0.6%):
Health Care (0.1%):
Revenio Group Oyj	64,563	2,755
Industrials (0.1%):
Wartsila Oyj Abp	306,154	2,652

See notes to financial statements.

6

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.3%):
Admicom Oyj (c)	38,241	$1,860
Nokia Oyj	1,303,497	6,421
		8,281
Utilities (0.1%):
Fortum Oyj	132,526	2,112
		15,800
France (9.0%):
Communication Services (0.3%):
Orange SA (c)	339,367	3,448
Publicis Groupe SA	43,837	2,885
		6,333
Consumer Discretionary (2.8%):
La Francaise des Jeux SAEM (d)	403,018	16,158
LVMH Moet Hennessy Louis Vuitton SE	65,771	51,035
Renault SA (b)	92,210	3,355
		70,548
Consumer Staples (0.3%):
Carrefour SA (c)	215,993	3,697
Pernod Ricard SA	17,779	3,527
		7,224
Energy (0.8%):
Gaztransport Et Technigaz SA	67,239	8,381
TotalEnergies SE (c)	189,509	11,843
		20,224
Financials (0.8%):
AXA SA	301,827	8,531
BNP Paribas SA	138,808	7,799
SCOR SE	42,965	826
Societe Generale SA	164,377	4,137
		21,293
Health Care (0.2%):
Equasens	20,988	1,727
EssilorLuxottica SA	9,504	1,774
Korian SA	1	—	(e)
Vetoquinol SA	20,263	1,813
		5,314
Industrials (1.5%):
Cie de Saint-Gobain	163,565	7,542
Dassault Aviation SA	13,738	2,184
Eiffage SA	20,226	1,991
Rexel SA	184,648	3,393
Safran SA	157,306	19,439

See notes to financial statements.

7

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Teleperformance	4,856	$1,108
Thermador Groupe	33,378	3,149
		38,806
Information Technology (1.2%):
Aubay	36,883	1,918
Capgemini SE	103,127	18,643
Edenred	34,441	1,892
Esker SA	11,966	1,909
Lectra	80,344	2,844
Wavestone	49,964	2,312
		29,518
Materials (0.7%):
Arkema SA	198,166	17,618
Real Estate (0.1%):
Klepierre SA	71,463	1,656
Utilities (0.3%):
Engie SA	445,202	6,767
		225,301
Germany (7.0%):
Communication Services (0.2%):
Deutsche Telekom AG	234,490	4,770
Consumer Discretionary (0.9%):
Ceconomy AG (c)	220,202	519
Continental AG	35,804	2,167
Mercedes-Benz Group AG	92,018	6,251
Volkswagen AG Preference Shares	83,208	12,289
		21,226
Consumer Staples (0.1%):
Henkel AG And Co. KGaA	44,484	3,181
Energy (0.2%):
CropEnergies AG	180,221	2,744
VERBIO Vereinigte BioEnergie AG	28,329	2,225
		4,969
Financials (1.0%):
Allianz SE Registered Shares	103,528	22,097
Hannover Rueck SE	13,612	2,584
		24,681
Health Care (0.7%):
Bayer AG Registered Shares	53,550	3,107
Eckert & Ziegler Strahlen- und Medizintechnik AG	43,282	2,458
Fresenius SE & Co. KGaA	145,001	4,040
Merck KGaA	20,006	3,665
Nexus AG	80,065	5,021
		18,291

See notes to financial statements.

8

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (1.8%):
2G Energy AG (c)	119,672	$2,939
Amadeus Fire AG	21,626	2,571
Brenntag SE	27,617	1,756
Cewe Stiftung & Co. KGaA	22,217	2,230
Daimler Truck Holding AG (b)	205,419	6,770
Deutsche Post AG Registered Shares	46,035	1,839
SFC Energy AG (b)	73,375	1,860
Siemens AG Registered Shares	185,466	25,719
		45,684
Information Technology (1.3%):
Basler AG (c)	81,828	2,905
Infineon Technologies AG	98,650	3,313
PVA TePla AG (b)	101,779	1,958
SAP SE	194,347	21,562
Secunet Security Networks AG (c)	10,116	2,339
		32,077
Materials (0.2%):
HeidelbergCement AG (c)	84,663	4,641
Utilities (0.6%):
RWE AG	345,927	15,227
		174,747
Hong Kong (2.0%):
Consumer Discretionary (0.0%): (a)
Chow Tai Fook Jewellery Group Ltd.	—	—
Consumer Staples (0.1%):
WH Group Ltd. (d)	4,537,780	2,659
Financials (0.8%):
AIA Group Ltd.	1,845,000	18,736
Industrials (0.1%):
CK Hutchison Holdings Ltd.	297,500	1,729
Information Technology (0.1%):
Lenovo Group Ltd.	4,134,000	3,531
Real Estate (0.8%):
CK Asset Holdings Ltd.	3,476,919	20,812
Utilities (0.1%):
Kunlun Energy Co. Ltd.	1,954,000	1,516
		48,983
India (0.9%):
Consumer Discretionary (0.0%): (a)
Mahindra & Mahindra Ltd.	97,112	1,562
Consumer Staples (0.1%):
Varun Beverages Ltd.	117,706	1,810

See notes to financial statements.

9

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Energy (0.2%):
Oil & Natural Gas Corp. Ltd.	686,687	$1,203
Reliance Industries Ltd.	93,879	3,158
		4,361
Financials (0.3%):
Canara Bank	1,625,090	6,329
ICICI Bank Ltd.	143,620	1,683
		8,012
Information Technology (0.1%):
LTIMindtree Ltd. (d)	25,402	1,528
Tata Consultancy Services Ltd.	35,067	1,473
		3,001
Materials (0.1%):
UPL Ltd.	267,163	2,603
Utilities (0.1%):
Power Grid Corp. of India Ltd.	823,622	2,273
		23,622
Indonesia (0.2%):
Communication Services (0.1%):
PT Sarana Menara Nusantara Tbk	25,739,600	1,855
Financials (0.1%):
PT Bank Mandiri Persero Tbk	3,963,352	2,674
		4,529
Ireland (0.2%):
Financials (0.2%):
AIB Group PLC	672,338	2,183
Bank of Ireland Group PLC	333,679	2,767
		4,950
Israel (0.3%):
Consumer Discretionary (0.0%): (a)
Maytronics Ltd. (c)	134,933	1,555
Financials (0.1%):
Bank Leumi Le	175,845	1,613
Health Care (0.1%):
Inmode Ltd. (b)	47,626	1,829
Information Technology (0.1%):
Nice Ltd. (b)	10,002	1,939
		6,936
Italy (2.1%):
Consumer Staples (0.1%):
Pharmanutra SpA	35,273	2,347

See notes to financial statements.

10

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Energy (0.3%):
Eni SpA	499,124	$7,441
Financials (0.5%):
Assicurazioni Generali SpA	205,157	3,639
BPER Banca	973,928	2,014
UniCredit SpA	473,051	6,460
		12,113
Health Care (0.2%):
El.En. SpA	287,648	4,358
Industrials (0.1%):
Leonardo SpA	197,721	1,586
Salcef Group SpA	133,821	2,426
		4,012
Information Technology (0.2%):
Nexi SpA (b) (c) (d)	141,734	1,257
Sesa SpA	30,841	3,874
		5,131
Utilities (0.7%):
Enel SpA	361,571	1,950
Iren SpA	601,853	999
Snam SpA	2,963,154	15,125
		18,074
		53,476
Japan (22.5%):
Communication Services (1.5%):
Capcom Co. Ltd.	399,800	12,184
DeNA Co. Ltd.	109,626	1,481
Fuji Media Holdings, Inc.	70,728	557
Hakuhodo DY Holdings, Inc.	50,030	490
Intage Holdings, Inc.	196,700	2,212
Kakaku.com, Inc.	600,200	10,790
MarkLines Co. Ltd.	133,200	2,727
Nintendo Co. Ltd.	40,100	1,720
Nippon Telegraph & Telephone Corp.	109,200	3,028
Nippon Television Holdings, Inc.	135,405	1,047
ValueCommerce Co. Ltd.	100,500	1,552
		37,788
Consumer Discretionary (3.4%):
Arcland Service Holdings Co. Ltd. (c)	120,000	1,944
Bandai Namco Holdings, Inc.	22,200	1,471
Benesse Holdings, Inc.	9,022	131
Honda Motor Co. Ltd.	243,412	5,933
Isuzu Motors Ltd.	524,492	6,874
Nikon Corp.	174,780	1,709
Nissan Motor Co. Ltd.	659,212	2,379
Rinnai Corp.	20,300	1,517

See notes to financial statements.

11

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Shimamura Co. Ltd.	9,459	$859
Shoei Co. Ltd.	82,100	3,341
Snow Peak, Inc. (c)	139,500	2,327
Stanley Electric Co. Ltd.	119,311	2,454
Subaru Corp.	288,331	4,939
Sumitomo Electric Industries Ltd.	295,603	3,472
Sumitomo Rubber Industries Ltd.	169,761	1,478
The Furukawa Battery Co. Ltd.	188,500	1,552
Toyota Motor Corp.	1,999,800	29,445
ZOZO, Inc.	510,900	12,900
		84,725
Consumer Staples (1.3%):
Ajinomoto Co., Inc.	87,200	2,761
Create SD Holdings Co. Ltd. (c)	85,700	1,922
Earth Corp.	60,100	2,336
Fancl Corp.	47,100	887
G-7 Holdings, Inc.	131,200	1,466
Kirin Holdings Co. Ltd.	173,967	2,747
Seven & i Holdings Co. Ltd.	50,700	2,063
Toyo Suisan Kaisha Ltd.	342,200	14,388
Transaction Co. Ltd.	274,300	2,577
Tsuruha Holdings, Inc.	32,191	2,085
		33,232
Energy (0.1%):
Inpex Corp.	267,103	2,944
Financials (3.1%):
Dai-ichi Life Holdings, Inc.	210,484	3,905
eGuarantee, Inc.	146,200	2,636
Mitsubishi UFJ Financial Group, Inc.	3,796,340	20,706
Mizuho Financial Group, Inc.	189,050	2,360
MS&AD Insurance Group Holdings, Inc.	133,089	3,951
Nomura Holdings, Inc.	316,606	1,156
ORIX Corp.	201,700	3,268
Resona Holdings, Inc.	924,532	4,450
Sumitomo Mitsui Financial Group, Inc.	179,280	6,086
Sumitomo Mitsui Trust Holdings, Inc.	115,315	3,699
T&D Holdings, Inc.	432,445	5,258
Tokio Marine Holdings, Inc.	984,800	20,318
		77,793
Health Care (2.5%):
Alfresa Holdings Corp.	114,829	1,398
As One Corp.	46,200	2,081
BML, Inc.	55,200	1,399
Carenet, Inc. (c)	283,900	2,473
Eisai Co. Ltd.	22,637	1,547
EM Systems Co. Ltd.	327,200	2,378
Hoya Corp.	197,400	20,430
Japan Lifeline Co. Ltd.	180,000	1,253

See notes to financial statements.

12

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Medical Data Vision Co. Ltd.	353,500	$2,633
Nakanishi, Inc.	116,100	2,434
Nippon Shinyaku Co. Ltd.	28,900	1,715
Olympus Corp.	96,700	1,998
Ono Pharmaceutical Co. Ltd.	255,884	6,559
Shionogi & Co. Ltd.	230,182	11,580
Takeda Pharmaceutical Co. Ltd.	119,293	3,508
		63,386
Industrials (6.1%):
Altech Corp.	120,500	1,841
BeNext-Yumeshin Group Co.	156,618	2,214
Creek & River Co. Ltd.	141,400	2,139
CTI Engineering Co. Ltd.	97,100	2,310
Dai-Dan Co. Ltd.	64,700	1,038
Fuji Corp.	108,100	1,650
Fuji Electric Co. Ltd.	453,600	18,798
gremz, Inc.	151,400	2,025
Hino Motors Ltd. (b)	410,353	1,865
Hitachi Ltd.	33,600	1,797
ITOCHU Corp.	128,400	4,033
JAC Recruitment Co. Ltd.	120,200	2,279
Japan Airlines Co. Ltd. Class C (b)	117,001	2,339
Japan Elevator Service Holdings Co. Ltd.	176,400	2,280
JGC Holdings Corp.	154,662	2,146
Komatsu Ltd.	119,900	2,786
Makita Corp.	137,828	3,175
Management Solutions Co. Ltd. (c)	112,900	3,207
METAWATER Co. Ltd.	102,100	1,337
MIRAIT ONE Corp.	140,300	1,549
MISUMI Group, Inc.	436,800	10,859
Mitsubishi Heavy Industries Ltd.	403,364	16,057
Mitsui & Co. Ltd.	110,300	3,202
Nichireki Co. Ltd.	177,800	1,681
NIPPON EXPRESS HOLDINGS, Inc.	34,900	2,068
Nippon Yusen KK	444,600	9,898
OKUMA Corp.	209,800	8,040
Organo Corp.	222,000	4,606
Sanwa Holdings Corp.	1,436,400	13,614
Shinwa Co. Ltd.	122,800	1,844
SHO-BOND Holdings Co. Ltd.	52,900	2,343
Sinko Industries Ltd.	125,400	1,418
S-Pool, Inc.	477,100	3,311
Sumitomo Heavy Industries Ltd.	89,442	1,908
THK Co. Ltd.	118,635	2,340
Tocalo Co. Ltd.	222,000	2,030
Tsurumi Manufacturing Co. Ltd.	111,400	1,628
Weathernews, Inc.	39,700	2,223
Yamato Holdings Co. Ltd.	218,670	3,672
		153,550

See notes to financial statements.

13

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (3.1%):
Alps Alpine Co. Ltd.	145,001	$1,391
Canon, Inc.	65,000	1,520
Comture Corp.	113,400	2,182
Cresco Ltd.	110,100	1,400
Cybozu, Inc.	253,200	4,175
Digital Arts, Inc.	41,600	2,003
Double Standard, Inc. (c)	53,100	873
Fujitsu Ltd.	117,000	15,878
Fukui Computer Holdings, Inc.	130,400	2,813
Future Corp.	241,200	2,993
Horiba Ltd.	51,800	2,381
Justsystems Corp.	89,868	2,200
Kanematsu Electronics Ltd.	56,700	1,889
m-up Holdings, Inc.	227,500	2,290
Oracle Corp.	179,300	10,620
SHIFT, Inc. (b)	16,000	3,454
Softcreate Holdings Corp.	106,400	2,746
TDK Corp.	71,400	2,574
TechMatrix Corp.	128,000	1,556
Tokyo Electron Ltd.	7,500	2,546
Ulvac, Inc.	263,500	11,615
		79,099
Materials (0.5%):
JCU Corp.	106,300	2,643
Maeda Kosen Co. Ltd.	84,400	2,009
Shin-Etsu Chemical Co. Ltd.	16,600	2,148
Taiheiyo Cement Corp.	88,507	1,400
Toagosei Co., Ltd.	202,400	1,746
Tosoh Corp.	149,100	1,771
		11,717
Real Estate (0.6%):
Mitsubishi Estate Co. Ltd.	259,608	3,666
Mitsui Fudosan Co. Ltd.	99,300	2,014
Sumitomo Realty & Development Co. Ltd.	335,200	9,130
		14,810
Utilities (0.3%):
Chubu Electric Power Co., Inc.	789,200	7,400
		566,444
Korea, Republic Of (1.5%):
Communication Services (0.3%):
Cheil Worldwide, Inc.	87,092	1,616
JYP Entertainment Corp.	46,532	2,175
KT Corp.	146,469	4,181
		7,972

See notes to financial statements.

14

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.3%):
Coway Co. Ltd.	46,818	$2,061
Hankook Tire & Technology Co. Ltd.	54,074	1,412
Hyundai Mobis Co. Ltd.	17,521	2,868
Kia Corp.	34,117	1,797
		8,138
Financials (0.5%):
Hana Financial Group, Inc.	54,972	1,880
KB Financial Group, Inc.	128,804	5,115
Shinhan Financial Group Co. Ltd.	162,202	4,702
		11,697
Industrials (0.1%):
Samsung Engineering Co. Ltd. (b)	97,747	1,848
Information Technology (0.3%):
LG Innotek Co. Ltd.	13,239	3,192
Samsung Electronics Co. Ltd.	42,058	2,021
Samsung SDI Co. Ltd.	3,739	2,111
		7,324
		36,979
Luxembourg (0.3%):
Communication Services (0.1%):
RTL Group SA	42,397	1,761
Energy (0.1%):
Tenaris SA	144,418	2,506
Health Care (0.0%): (a)
Eurofins Scientific SE	23,323	1,619
Materials (0.1%):
ArcelorMittal SA	76,634	2,101
		7,987
Malaysia (0.3%):
Consumer Staples (0.1%):
Kuala Lumpur Kepong Bhd	283,200	1,334
Financials (0.2%):
CIMB Group Holdings Bhd	1,720,723	2,253
RHB Bank Bhd	2,416,200	3,064
		5,317
		6,651
Mexico (0.1%):
Consumer Staples (0.1%):
Arca Continental SAB de CV	301,791	2,519

See notes to financial statements.

15

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Netherlands (4.2%):
Communication Services (0.8%):
Koninklijke KPN NV	6,446,169	$19,828
VEON Ltd., ADR (b)	825,596	496
		20,324
Consumer Staples (0.2%):
Heineken NV	20,835	1,929
Koninklijke Ahold Delhaize NV	131,189	3,823
		5,752
Financials (1.4%):
ABN AMRO Bank NV (d)	391,552	5,049
ING Groep NV	2,200,034	26,677
NN Group NV	48,394	2,068
		33,794
Health Care (0.2%):
Koninklijke Philips NV	254,120	3,808
QIAGEN NV (b)	44,772	2,235
		6,043
Industrials (1.0%):
PostNL NV (c)	305,847	569
SIF Holding NV (c)	160,874	1,954
Signify NV (d)	36,431	1,244
Wolters Kluwer NV	186,885	20,595
		24,362
Information Technology (0.6%):
ASM International NV	44,947	12,462
STMicroelectronics NV	86,535	3,349
		15,811
		106,086
New Zealand (0.4%):
Consumer Staples (0.0%): (a)
Scales Corp. Ltd.	441,317	1,224
Health Care (0.4%):
Fisher & Paykel Healthcare Corp. Ltd.	661,849	9,908
		11,132
Norway (1.1%):
Consumer Staples (0.1%):
Mowi ASA	99,469	1,560
Energy (0.4%):
Aker BP ASA (c)	143,324	4,989
Equinor ASA	48,788	1,880

See notes to financial statements.

16

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
TGS ASA	215,719	$2,953
Var Energi ASA (c)	401,525	1,483
		11,305
Financials (0.3%):
SpareBank 1 SMN	718,089	8,561
Health Care (0.1%):
Medistim ASA	80,939	2,169
Information Technology (0.1%):
Bouvet ASA	339,486	1,966
Materials (0.1%):
Norsk Hydro ASA	84,128	634
Yara International ASA	46,506	2,149
		2,783
		28,344
Qatar (0.1%):
Communication Services (0.1%):
Ooredoo QPSC	582,140	1,420
Russian Federation (0.0%): (a)
Communication Services (0.0%):
Mobile TeleSystems PJSC, ADR (b) (f) (g)	177,615	10
Consumer Staples (0.0%):
Magnit PJSC, GDR (f) (g)	94,274	—	(e)
Energy (0.0%):
Gazprom PJSC, ADR (b) (f) (g) (h) (i)	153,287	8
LUKOIL PJSC, ADR (f) (g) (h) (i)	34,917	4
		12
Financials (0.0%):
Sberbank of Russia PJSC, ADR (b) (f) (h) (i)	505,824	50
Sberbank of Russia PJSC (b) (f) (g) (h) (i)	564,350	2
		52
		74
Saudi Arabia (0.2%):
Energy (0.1%):
Saudi Arabian Oil Co. (d)	144,525	1,293
Financials (0.1%):
Alinma Bank	286,214	2,650
		3,943
Singapore (0.6%):
Consumer Staples (0.2%):
Sheng Siong Group Ltd.	2,026,700	2,458
Wilmar International Ltd.	1,037,000	3,147
		5,605

See notes to financial statements.

17

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (0.2%):
DBS Group Holdings Ltd.	137,300	$3,582
iFAST Corp. Ltd.	543,900	2,142
		5,724
Information Technology (0.1%):
AEM Holdings Ltd.	731,200	2,032
Utilities (0.1%):
Sembcorp Industries Ltd.	860,300	2,036
		15,397
South Africa (0.2%):
Communication Services (0.0%): (a)
MTN Group Ltd.	75,467	619
Energy (0.1%):
Exxaro Resources Ltd.	109,038	1,427
Financials (0.1%):
Absa Group Ltd.	157,716	1,893
Old Mutual Ltd.	2,280,800	1,466
		3,359
		5,405
Spain (1.5%):
Financials (1.1%):
Banco Bilbao Vizcaya Argentaria SA (c)	3,743,905	22,061
Banco Santander SA	808,852	2,413
Bankinter SA	261,303	1,718
CaixaBank SA	717,604	2,668
		28,860
Health Care (0.1%):
Faes Farma SA	511,230	1,965
Information Technology (0.1%):
Global Dominion Access SA (d)	484,335	1,844
Utilities (0.2%):
Corp. ACCIONA Energias Renovables SA	63,939	2,535
Iberdrola SA	213,058	2,407
		4,942
		37,611
Sweden (2.8%):
Consumer Discretionary (0.1%):
Evolution AB (d)	26,254	2,706
Health Care (0.4%):
BioGaia AB B Shares	227,115	1,836
Biotage AB	194,116	3,403
Cellavision AB	57,570	1,216

See notes to financial statements.

18

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Sectra AB Class B (b)	147,792	$2,416
Xvivo Perfusion AB (b)	109,195	1,992
		10,863
Industrials (2.1%):
Atlas Copco AB Class A	151,443	1,889
Atlas Copco AB Class B	2,150,189	24,424
BTS Group AB B Shares (c)	95,190	2,485
Eolus Vind AB Class B	139,230	1,480
GARO AB	205,986	2,262
Hexatronic Group AB	333,068	4,726
Nibe Industrier AB Class B	1,107,743	10,464
SKF AB B Shares	251,110	4,183
Volvo AB Class B	114,459	2,104
		54,017
Information Technology (0.1%):
HMS Networks AB	54,380	1,650
Materials (0.1%):
Boliden AB	51,886	1,961
		71,197
Switzerland (10.1%):
Consumer Discretionary (0.3%):
Cie Financiere Richemont SA Registered Shares	34,435	4,566
The Swatch Group AG	14,475	3,874
		8,440
Consumer Staples (2.8%):
Coca-Cola HBC AG	580,754	14,203
Nestle SA Registered Shares	474,208	56,451
		70,654
Financials (1.9%):
Julius Baer Group Ltd.	43,792	2,523
Partners Group Holding AG	15,997	15,942
Swiss Life Holding AG	3,386	1,810
UBS Group AG	1,502,484	27,729
		48,004
Health Care (3.7%):
Coltene Holding AG Registered Shares	26,804	2,128
Novartis AG Registered Shares	492,431	43,811
Roche Holding AG	144,728	47,279
		93,218
Industrials (0.4%):
Adecco Group AG	116,187	3,950
Kardex Holding AG Registered Shares	21,372	3,543
Schweiter Technologies AG Class BR	1,498	1,204
Zehnder Group AG Registered Shares	26,839	1,596
		10,293

See notes to financial statements.

19

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.4%):
Comet Holding AG Class R	13,097	$2,725
Landis+Gyr Group AG	43,425	3,033
u-blox Holding AG	30,096	3,919
		9,677
Materials (0.6%):
Glencore PLC	550,942	3,759
Gurit Holding AG (c)	23,810	2,448
Holcim AG	126,930	6,632
Vetropack Holding AG	50,122	1,771
		14,610
		254,896
Taiwan (1.0%):
Financials (0.2%):
Chailease Holding Co. Ltd.	256,588	1,694
Fubon Financial Holding Co. Ltd.	1,084,716	2,155
		3,849
Health Care (0.1%):
Lotus Pharmaceutical Co. Ltd.	466,000	3,728
Information Technology (0.7%):
Catcher Technology Co. Ltd.	381,522	2,276
Delta Electronics, Inc.	221,000	2,186
E Ink Holdings, Inc.	229,000	1,373
Hon Hai Precision Industry Co. Ltd.	1,128,036	3,694
Taiwan Semiconductor Manufacturing Co. Ltd.	493,000	7,918
		17,447
		25,024
Thailand (0.2%):
Financials (0.1%):
Kasikornbank PCL	920,579	3,794
Health Care (0.1%):
Chularat Hospital PCL	21,307,600	2,239
		6,033
Turkey (0.1%):
Communication Services (0.1%):
Turk Telekomunikasyon A/S (c)	1,521,252	1,428
Turkcell Iletisim Hizmetleri A/S	1,057,613	1,933
		3,361
United Arab Emirates (0.1%):
Real Estate (0.1%):
Emaar Development PJSC (b)	1,674,606	1,920

See notes to financial statements.

20

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
United Kingdom (14.3%):
Communication Services (0.5%):
4imprint Group PLC	60,328	$3,111
BT Group PLC	1,651,191	2,429
Informa PLC	247,727	1,858
WPP PLC	583,890	6,135
		13,533
Consumer Discretionary (0.9%):
AB Dynamics PLC (c)	124,343	2,338
Focusrite PLC	262,754	2,619
JD Sports Fashion PLC	1,774,938	2,735
Kingfisher PLC	525,330	1,536
Next PLC	124,302	8,882
Stellantis NV	331,690	5,232
		23,342
Consumer Staples (2.3%):
Diageo PLC	580,848	26,819
Imperial Brands PLC	880,285	22,637
J Sainsbury PLC	905,094	2,441
Marks & Spencer Group PLC (b)	312,675	456
Reckitt Benckiser Group PLC	25,458	1,827
Tesco PLC	923,295	2,543
		56,723
Energy (3.1%):
BP PLC	5,310,436	31,706
Harbour Energy PLC	373,489	1,434
Shell PLC	1,525,226	44,627
		77,767
Financials (2.4%):
3i Group PLC	223,582	3,673
Barclays PLC	9,309,319	18,206
HSBC Holdings PLC	3,437,281	21,055
Legal & General Group PLC	2,659,400	8,156
Standard Chartered PLC	1,243,344	9,259
		60,349
Health Care (0.7%):
Advanced Medical Solutions Group PLC	434,508	1,437
AstraZeneca PLC	42,521	5,754
CVS Group PLC	215,226	5,325
Ergomed PLC (b)	192,616	3,082
GSK PLC	187,387	3,186
Verici Dx PLC (b) (g)	39,782	6
		18,790
Industrials (1.9%):
Ashtead Group PLC	325,333	19,852
Babcock International Group PLC (b)	412,170	1,424

See notes to financial statements.

21

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
BAE Systems PLC	171,830	$1,701
Clarkson PLC	68,986	2,574
Concentric AB	121,948	2,389
easyJet PLC (b)	578,167	2,778
Judges Scientific PLC	46,962	4,598
Renew Holdings PLC	343,697	2,850
Robert Walters PLC	328,150	2,320
RS GROUP PLC	145,850	1,622
SThree PLC	680,692	3,357
Volex PLC	498,409	1,590
		47,055
Information Technology (0.3%):
Aptitude Software Group PLC	350,141	1,549
GB Group PLC	229,590	901
Kainos Group PLC	224,967	4,365
		6,815
Materials (1.9%):
Anglo American PLC	155,665	6,470
Croda International PLC	168,577	13,938
Endeavour Mining PLC (c)	80,071	1,700
Rio Tinto PLC	359,566	24,200
Treatt PLC	326,954	2,630
		48,938
Real Estate (0.2%):
Land Securities Group PLC	238,259	1,778
Safestore Holdings PLC	158,923	1,754
The British Land Co. PLC	346,882	1,663
		5,195
Utilities (0.1%):
Drax Group PLC	244,084	1,804
		360,311
Total Common Stocks (Cost $2,205,254)		2,467,050
Exchange-Traded Funds (0.3%)
United States (0.3%):
iShares Core MSCI EAFE ETF	70,043	4,416
iShares Core MSCI Emerging Markets ETF	17,932	871
iShares MSCI EAFE Small-Cap ETF	35,822	2,042
		7,329
Total Exchange-Traded Funds (Cost $6,879)		7,329
Collateral for Securities Loaned (2.4%)^
United States (2.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.73% (j)	15,019,199	15,019
HSBC U.S. Government Money Market Fund, I Shares, 3.75% (j)	15,019,199	15,019

See notes to financial statements.

22

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Invesco Government & Agency Portfolio, Institutional Shares, 3.74% (j)	15,019,199	$15,019
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.62% (j)	15,019,199	15,020
Total Collateral for Securities Loaned (Cost $60,077)		60,077
Total Investments (Cost $2,272,210) — 100.8%		2,534,456
Liabilities in excess of other assets — (0.8)%		(20,239)
NET ASSETS — 100.00%		$2,514,217

^  Purchased with cash collateral from securities on loan.

(a)  Amount represents less than 0.05% of net assets.

(b)  Non-income producing security.

(c)  All or a portion of this security is on loan.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of November 30, 2022, the fair value of these securities was $36,867 thousands and amounted to 1.5% of net assets.

(e)  Rounds to less than $1 thousand.

(f)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.1% of net assets as of November 30, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(g)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At November 30, 2022, illiquid securities were less than 0.05% of the Fund's net assets.

(h)  Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government.

(i)  The following table details the acquisition date and cost of the Fund's Russian sanctioned restricted securities at November 30, 2022 (amount in thousand):

Security Name	Acquisition Date	Cost
Gazprom PJSC, ADR	1/21/2016	$486
LUKOIL PJSC, ADR	12/29/2015	430
Sberbank of Russia PJSC, ADR	1/15/2016	556
Sberbank of Russia PJSC	7/15/2019	2,134

(j)  Rate disclosed is the daily yield on November 30, 2022.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

23

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA International Fund
Assets:
Investments, at value (Cost $2,272,210)	$2,534,456	(a)
Foreign currency, at value (Cost $1,394)	1,394
Cash	21,114
Receivables:
Interest and dividends	8,454
Capital shares issued	336
Investments sold	13,303
Reclaims	7,582
From Adviser	124
Prepaid expenses	52
Total Assets	2,586,815
Liabilities:
Payables:
Collateral received on loaned securities	60,077
Investments purchased	7,615
Capital shares redeemed	2,025
Accrued foreign capital gains taxes	645
Accrued expenses and other payables:
Investment advisory fees	1,381
Administration fees	244
Custodian fees	137
Transfer agent fees	231
Compliance fees	1
12b-1 fees	—	(b)
Other accrued expenses	242
Total Liabilities	72,598
Net Assets:
Capital	2,316,542
Total accumulated earnings/(loss)	197,675
Net Assets	$2,514,217
Net Assets
Fund Shares	$1,203,911
Institutional Shares	1,309,213
Class A	870
R6 Shares	223
Total	$2,514,217
Shares (unlimited number of shares authorized with no par value):
Fund Shares	50,935
Institutional Shares	55,560
Class A	37
R6 Shares	9
Total	106,541

(continues on next page)

See notes to financial statements.

24

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited) (continued)

USAA International Fund
Net asset value, offering and redemption price per share: (c)
Fund Shares	$23.64
Institutional Shares	23.56
Class A	23.68
R6 Shares	24.01
Maximum Sales Charge — Class A	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$25.12

(a)  Includes $53,369 thousand of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

25

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2022

(Amounts in Thousands)  (Unaudited)

	USAA International Fund
Investment Income:
Dividends	$36,340	(a)
Interest	1,459
Securities lending (net of fees)	305
Foreign tax withholding	(3,206	)(b)
Total Income	34,898
Expenses:
Investment advisory fees	8,223
Administration fees — Fund Shares	863
Administration fees — Institutional Shares	601
Administration fees — Class A	1
Administration fees — R6 Shares	—	(c)
Sub-Administration fees	39
12b-1 fees — Class A	1
Custodian fees	270
Transfer agent fees — Fund Shares	749
Transfer agent fees — Institutional Shares	601
Transfer agent fees — Class A	—	(c)
Transfer agent fees — R6 Shares	—	(c)
Trustees' fees	25
Compliance fees	11
Legal and audit fees	135
State registration and filing fees	50
Interfund lending fees	3
Other expenses	211
Total Expenses	11,783
Expenses waived/reimbursed by Adviser	(333)
Net Expenses	11,450
Net Investment Income (Loss)	23,448
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	(91,812)
Foreign taxes on realized gains	(5)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	4,733
Net change in accrued foreign taxes on unrealized gains	(307)
Net realized/unrealized gains (losses) on investments	(87,391)
Change in net assets resulting from operations	$(63,943)

(a)  Includes EU reclaims received from France and Sweden of $4,983 thousand and $154 thousand, respectively. See Foreign Taxes in Item 2 of the accompanying Notes to Financial Statements.

(b)  Includes EU reclaims and related interest from France of $867 thousand for reclaims that were expensed in previous years. See Foreign Taxes in Item 2 of the accompanying Notes to Financial Statements.

(c)  Rounds to less than $1 thousand.

See notes to financial statements.

26

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA International Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$23,448	$64,637
Net realized gains (losses)	(91,817)	95,128
Net change in unrealized appreciation/depreciation	4,426	(458,923)
Change in net assets resulting from operations	(63,943)	(299,158)
Distributions to Shareholders:
Fund Shares	—	(127,097)
Institutional Shares	—	(122,526)
Class A	—	(79)
R6 Shares	—	(22)
Change in net assets resulting from distributions to shareholders	—	(249,724)
Change in net assets resulting from capital transactions	(3,701)	(123,154)
Change in net assets	(67,644)	(672,036)
Net Assets:
Beginning of period	2,581,861	3,253,897
End of period	$2,514,217	$2,581,861

(continues on next page)
See notes to financial statements.

27

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA International Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued	$20,339	$75,918
Distributions reinvested	—	125,118
Cost of shares redeemed	(82,226)	(224,413)
Total Fund Shares	$(61,887)	$(23,377)
Institutional Shares
Proceeds from shares issued	$181,029	$179,428
Distributions reinvested	—	122,400
Cost of shares redeemed	(122,809)	(401,879)
Total Institutional Shares	$58,220	$(100,051)
Class A
Proceeds from shares issued	$16	$106
Distributions reinvested	—	60
Cost of shares redeemed	(51)	(138)
Total Class A	$(35)	$28
R6 Shares
Proceeds from shares issued	$2	$262
Distributions reinvested	—	22
Cost of shares redeemed	(1)	(38)
Total R6 Shares	$1	$246
Change in net assets resulting from capital transactions	$(3,701)	$(123,154)
Share Transactions:
Fund Shares
Issued	928	2,716
Reinvested	—	4,549
Redeemed	(3,756)	(8,108)
Total Fund Shares	(2,828)	(843)
Institutional Shares
Issued	8,169	6,628
Reinvested	—	4,466
Redeemed	(5,614)	(14,102)
Total Institutional Shares	2,555	(3,008)
Class A
Issued	1	4
Reinvested	—	2
Redeemed	(2)	(5)
Total Class A	(1)	1
R6 Shares
Issued	— (a)	8
Reinvested	—	1
Redeemed	— (a)	(1)
Total R6 Shares	— (a)	8
Change in Shares	(274)	(3,842)

(a)  Rounds to less than 1 thousand shares.

See notes to financial statements.

28

This page is intentionally left blank.

29

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA International Fund
Fund Shares
Six Months Ended November 30, 2022 (Unaudited)	$24.21	0.22	(i)(j)	(0.79)	(0.57)	—	—
Year Ended May 31: 2022	$29.46	0.59	(i)	(3.43)	(2.84)	(0.51)	(1.90)
2021	$21.53	0.49	(i)	7.94	8.43	(0.50)	—
2020	$28.70	0.44	(i)	(1.12)	(0.68)	(0.73)	(5.76)
2019	$32.82	0.53		(2.41)	(1.88)	(0.44)	(1.80)
2018	$31.16	0.60		2.08	2.68	(0.63)	(0.39)
Institutional Shares
Six Months Ended November 30, 2022 (Unaudited)	$24.13	0.22	(i)(j)	(0.79)	(0.57)	—	—
Year Ended May 31: 2022	$29.36	0.61	(i)	(3.41)	(2.80)	(0.53)	(1.90)
2021	$21.46	0.51	(i)	7.91	8.42	(0.52)	—
2020	$28.61	0.47	(i)	(1.12)	(0.65)	(0.74)	(5.76)
2019	$32.72	0.56		(2.41)	(1.85)	(0.46)	(1.80)
2018	$31.07	0.64		2.06	2.70	(0.66)	(0.39)

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through September 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(e)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2020, 2019, and 2018. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(f)  Does not include acquired fund fees and expenses, if any.

(g)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(h)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(i)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

30

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(a)(b)		Net Expenses(c)(d)(e)(f)(g)	Net Investment Income (Loss)(c)		Gross Expenses(c)(e)(f)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(h)
USAA International Fund
Fund Shares
Six Months Ended November 30, 2022 (Unaudited)	—	$23.64	(2.35	)%(j)	1.01%	1.97	%(j)	1.04%	$1,203,911	21%
Year Ended May 31: 2022	(2.41)	$24.21	(10.51)%		1.02%	2.12%		1.02%	$1,301,727	34%
2021	(0.50)	$29.46	39.52%		1.01%	1.94%		1.03%	$1,608,436	67	%(k)
2020	(6.49)	$21.53	(6.13)%		1.06%	1.68%		1.07%	$1,391,279	119	%(l)
2019	(2.24)	$28.70	(5.14)%		1.08%	1.76%		1.08%	$1,690,782	30%
2018	(1.02)	$32.82	8.61%		1.08%	1.58%		1.08%	$1,876,020	36%
Institutional Shares
Six Months Ended November 30, 2022 (Unaudited)	—	$23.56	(2.36	)%(j)	0.94%	2.01	%(j)	0.96%	$1,309,213	21%
Year Ended May 31: 2022	(2.43)	$24.13	(10.43)%		0.94%	2.20%		0.95%	$1,278,976	34%
2021	(0.52)	$29.36	39.61%		0.94%	2.00%		0.95%	$1,644,340	67	%(k)
2020	(6.50)	$21.46	(6.05)%		0.99%	1.77%		0.99%	$1,431,107	119	%(l)
2019	(2.26)	$28.61	(5.06)%		1.00%	1.81%		1.00%	$1,979,758	30%
2018	(1.05)	$32.72	8.68%		1.00%	1.62%		1.00%	$2,349,281	36%

(j)  Includes dividend and interest income received on French Reclaims and Sweden Reclaims during the six months ended November 30, 2022. Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return for each class would have been less by 0.07, 0.63%, and 0.29%, respectively. (See Foreign Taxes in Item 2 of the accompanying Notes to Financial Statements.)

(k)  Reflects a return to normal trading levels after a prior year transition.

(l)  Reflects increased trading activity due to current year transition or asset allocation shift.

(continues on next page)

See notes to financial statements.

31

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA International Fund
Class A
Six Months Ended November 30, 2022 (Unaudited)	$24.27	0.20	(i)(j)	(0.79)	(0.59)	—	—
Year Ended May 31: 2022	$29.25	0.57	(i)	(3.44)	(2.87)	(0.21)	(1.90)
2021	$21.39	0.37	(i)	7.93	8.30	(0.44)	—
2020	$28.58	0.36	(i)	(1.10)	(0.74)	(0.69)	(5.76)
2019	$32.67	0.47		(2.41)	(1.94)	(0.35)	(1.80)
2018	$31.04	0.53		2.04	2.57	(0.55)	(0.39)
R6 Shares
Six Months Ended November 30, 2022 (Unaudited)	$24.53	0.28	(i)(j)	(0.80)	(0.52)	—	—
Year Ended May 31: 2022	$29.65	0.80	(i)	(3.36)	(2.56)	(0.66)	(1.90)
2021	$21.52	0.49	(i)	8.19	8.68	(0.55)	—
2020	$28.66	0.49	(i)	(1.12)	(0.63)	(0.75)	(5.76)
August 17, 2018 (m) through May 31, 2019	$32.01	0.52	(i)	(1.54)	(1.02)	(0.53)	(1.80)

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through September 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(e)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2020, 2019, and 2018. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(f)  Does not include acquired fund fees and expenses, if any.

(g)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(h)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(i)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

32

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

					Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)		Net Expenses(c)(d)(e)(f)(g)	Net Investment Income (Loss)(c)		Gross Expenses(c)(e)(f)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(h)
USAA International Fund
Class A
Six Months Ended November 30, 2022 (Unaudited)	—	$23.68	(2.43	)%(j)	1.13%	1.85	%(j)	3.42%	$870	21%
Year Ended May 31: 2022	(2.11)	$24.27	(10.57)%		1.11%	2.07%		2.17%	$931	34%
2021	(0.44)	$29.25	39.11%		1.30%	1.47%		1.56%	$1,093	67	%(k)
2020	(6.45)	$21.39	(6.37)%		1.35%	1.37%		1.39%	$6,402	119	%(l)
2019	(2.15)	$28.58	(5.39)%		1.35%	1.52%		1.41%	$7,715	30%
2018	(0.94)	$32.67	8.29%		1.35%	1.29%		1.42%	$8,101	36%
R6 Shares
Six Months Ended November 30, 2022 (Unaudited)	—	$24.01	(2.12	)%(j)	0.47%	2.50	%(j)	10.16%	$223	21%
Year Ended May 31: 2022	(2.56)	$24.53	(9.53)%		0.31%	2.87%		3.83%	$227	34%
2021	(0.55)	$29.65	40.78%		0.80%	1.95%		1.22%	$28	67	%(k)
2020	(6.51)	$21.52	(5.95)%		0.85%	1.83%		1.18%	$3,365	119	%(l)
August 17, 2018 (m) through May 31, 2019	(2.33)	$28.66	(2.55)%		0.85%	2.19%		2.03%	$4,477	30%

(j)  Includes dividend and interest income received on French Reclaims and Sweden Reclaims during the six months ended November 30, 2022. Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return for each class would have been less by 0.07, 0.63%, and 0.29%, respectively. (See Foreign Taxes in Item 2 of the accompanying Notes to Financial Statements.)

(k)  Reflects a return to normal trading levels after a prior year transition.

(l)  Reflects increased trading activity due to current year transition or asset allocation shift.

(m)  Commencement of operations.

See notes to financial statements.

33

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA International Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Class A, and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Victory Capital Management ("VCM" or the "Adviser"), is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

The Adviser, acting as the valuation designee has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as Level 2 in the fair value hierarchy.

A summary of the valuations as of November 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$80,323	$2,386,653	$74	$2,467,050
Exchange-Traded Funds	7,329	—	—	7,329
Collateral for Securities Loaned	60,077	—	—	60,077
Total	$147,729	$2,386,653	$74	$2,534,456

For the six months ended November 30, 2022, there were no transfers into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market

35

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of November 30, 2022, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The

36

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$53,369	$—	$60,077

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which maybe reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

The Fund received European Union reclaims related to prior years. For the six months ended November 30, 2022, the Fund recognized $5,850 thousand related to EU reclaims and $1,575 thousand in related interest and entitlements. These reclaims are reflected on the Statement of Operations as Dividend Income or as a reduction to Foreign tax withholding expense. The related interest entitlements are reflected on the Statement of Operations as Interest income or as a reduction to Foreign tax withholding expense.

37

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

For the six months ended November 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$509,957	$483,678

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at www.vcm.com. As of November 30, 2022, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	0.3
USAA Cornerstone Equity Fund	1.2

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized

38

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

rate of 0.75% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper International Funds Index. The Lipper International Funds Index tracks the total return performance of the largest funds within the Lipper International Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper International Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period June 1, 2022, to November 30, 2022, performance adjustments were $(298), $(302), $(1), and less than $(1) for Fund Shares, Institutional Shares, Class A, and R6 Shares, in thousands, respectively. Performance adjustments were (0.05)%, (0.05)%, (0.22%), and (0.38)% for Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

VCM entered into an Investment Subadvisory Agreement with Wellington Management Company LLP ("Wellington Management"). Wellington Management directs the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement

39

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10% and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended November 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended November 30, 2022, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended November 30, 2022, the Distributor did not receive any commissions.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes,

40

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2022, the expense limits (excluding voluntary waivers) were 1.06%, 0.99%, 1.35%, and 0.85% for Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of November 30, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at November 30, 2022.

Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
$9	$372	$85	$333	$799

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.

41

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from June 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through November 30, 2022, interest was based on the one-month Secured Overnight Financing Rate ("SOFR") plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended November 30, 2022, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at November 30, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$1,671	16	3.78%	$3,437

*  For the six months ended November 30, 2022, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in

42

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended May 31, 2022, the Fund had no capital loss carryforwards for federal income tax purposes.

43

USAA Mutual Funds Trust	Supplemental Information November 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2022, through November 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/22	Actual Ending Account Value 11/30/22	Hypothetical Ending Account Value 11/30/22	Actual Expenses Paid During Period 6/1/22- 11/30/22*	Hypothetical Expenses Paid During Period 6/1/22- 11/30/22*	Annualized Expense Ratio During Period 6/1/22- 11/30/22
Fund Shares	$1,000.00	$976.50	$1,020.00	$5.00	$5.11	1.01%
Institutional Shares	1,000.00	976.40	1,020.36	4.66	4.76	0.94%
Class A	1,000.00	975.70	1,019.40	5.60	5.72	1.13%
R6 Shares	1,000.00	978.80	1,022.71	2.33	2.38	0.47%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

44

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

23410-0123

NOVEMBER 30, 2022

Semi Annual Report

USAA Sustainable World Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	25
Statement of Operations	26
Statements of Changes in Net Assets	27
Financial Highlights	30
Notes to Financial Statements	32
Supplemental Information	41
Proxy Voting and Portfolio Holdings Information	41
Expense Examples	41
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Sustainable World Fund	November 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks capital appreciation.

Top 10 Sectors*:

November 30, 2022

(% of Net Assets)

Information Technology	20.0%
Financials	16.0%
Health Care	13.1%
Consumer Discretionary	11.8%
Industrials	10.0%
Consumer Staples	7.7%
Communication Services	6.0%
Energy	5.1%
Materials	4.0%
Utilities	3.1%

Country Allocation:

November 30, 2022

(% of Net Assets)

*  Includes countries with less than 3.0% of portfolio and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Australia (2.0%):
Consumer Discretionary (0.5%):
Aristocrat Leisure Ltd.	233,893	$5,619
Lovisa Holdings Ltd.	30,822	502
PWR Holdings Ltd.	57,235	459
		6,580
Energy (0.1%):
Santos Ltd.	76,150	380
Woodside Energy Group Ltd.	20,836	526
		906
Financials (0.8%):
Macquarie Group Ltd.	62,566	7,693
National Australia Bank Ltd.	49,254	1,060
QBE Insurance Group Ltd.	38,439	337
		9,090
Health Care (0.3%):
CSL Ltd.	19,231	3,950
Industrials (0.1%):
Austal Ltd.	248,175	413
IPH Ltd.	41,079	256
Johns Lyng Group Ltd.	97,070	486
Qantas Airways Ltd. (a)	92,361	397
		1,552
Information Technology (0.0%): (b)
Appen Ltd.	90,756	168
Materials (0.1%):
Imdex Ltd.	177,379	294
Mineral Resources Ltd.	6,444	388
Ramelius Resources Ltd.	412,835	244
Rio Tinto Ltd.	5,013	374
		1,300
Real Estate (0.1%):
Charter Hall Group	38,966	376
Goodman Group	26,369	349
		725
		24,271
Austria (0.0%): (b)
Industrials (0.0%):
ANDRITZ AG	8,961	490
Belgium (0.4%):
Information Technology (0.4%):
Melexis NV	49,752	4,383

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Bermuda (0.6%):
Industrials (0.6%):
Triton International Ltd.	101,709	$6,862
Brazil (0.4%):
Consumer Discretionary (0.1%):
Grupo SBF SA	73,978	208
Lojas Renner SA	66,400	297
Vibra Energia SA	112,676	359
		864
Consumer Staples (0.1%):
Sao Martinho SA	64,300	355
Sendas Distribuidora SA	103,522	400
		755
Energy (0.0%): (b)
Petroleo Brasileiro SA, ADR	36,973	432
Financials (0.1%):
Itau Unibanco Holding SA, ADR	169,008	842
Health Care (0.1%):
Hypera SA	67,600	579
Industrials (0.0%): (b)
SIMPAR SA	122,500	180
Materials (0.0%): (b)
Gerdau SA Preference Shares	58,700	357
Real Estate (0.0%): (b)
Multiplan Empreendimentos Imobiliarios SA	61,300	271
		4,280
Canada (3.9%):
Consumer Discretionary (0.2%):
Lululemon Athletica, Inc. (a)	6,062	2,305
Consumer Staples (0.7%):
Alimentation Couche-Tard, Inc.	181,310	8,261
Energy (0.5%):
Parex Resources, Inc.	376,464	5,391
Pason Systems, Inc.	15,950	190
Trican Well Service Ltd. (a)	70,976	211
		5,792
Financials (0.4%):
Fairfax Financial Holdings Ltd.	9,800	5,623
Industrials (0.7%):
Canadian Pacific Railway Ltd.	105,652	8,651
Information Technology (0.9%):
Constellation Software, Inc.	6,967	11,233

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.5%):
Aginco Eagle Mines Ltd.	100,133	$5,044
Karora Resources, Inc. (a)	63,952	211
Wesdome Gold Mines Ltd. (a)	60,276	407
		5,662
		47,527
China (3.4%):
Communication Services (1.1%):
Baidu, Inc. Class A (a)	42,852	578
Tencent Holdings Ltd.	343,800	13,002
		13,580
Consumer Discretionary (0.6%):
Alibaba Group Holding Ltd. (a)	167,976	1,828
BYD Co. Ltd. Class H	28,500	726
Hisense Home Appliances Group Co. Ltd. Class A	31,400	58
JD.com, Inc. Class A	57,014	1,628
Meituan Class B (a) (c)	57,500	1,239
Pinduoduo, Inc., ADR (a)	13,272	1,089
Yadea Group Holdings Ltd. (c)	196,000	372
		6,940
Consumer Staples (0.5%):
Chacha Food Co. Ltd. Class A	73,700	484
Chenguang Biotech Group Co. Ltd. Class A	155,400	345
Foshan Haitian Flavouring & Food Co. Ltd. Class A	400,857	3,959
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	90,400	366
Tongwei Co. Ltd. Class A	73,300	448
		5,602
Energy (0.1%):
PetroChina Co. Ltd. Class H	1,824,000	830
Financials (0.6%):
China Merchants Bank Co. Ltd. Class H	106,500	541
CITIC Securities Co. Ltd. Class A	120,400	337
Industrial & Commercial Bank of China Ltd. Class H	11,822,370	5,925
PICC Property & Casualty Co. Ltd. Class H	454,000	460
		7,263
Health Care (0.2%):
CSPC Pharmaceutical Group Ltd.	602,000	775
Hygeia Healthcare Holdings Co. Ltd. (a) (c)	69,400	445
Pharmaron Beijing Co. Ltd. Class H (c)	47,300	274
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	11,700	537
		2,031
Industrials (0.1%):
China Railway Group Ltd. Class H	865,000	488
Xinte Energy Co. Ltd. Class H	218,000	520
		1,008

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.1%):
Glodon Co. Ltd. Class A	57,900	$455
Luxshare Precision Industry Co. Ltd. Class A	112,900	499
WUS Printed Circuit Kunshan Co. Ltd. Class A	181,730	327
		1,281
Materials (0.1%):
Shandong Nanshan Aluminum Co. Ltd. Class A	683,100	337
Tianqi Lithium Corp. Class A (a)	30,600	394
Wanhua Chemical Group Co. Ltd. Class A	38,400	484
		1,215
Real Estate (0.0%): (b)
Longfor Group Holdings Ltd. (c)	151,000	460
Utilities (0.0%): (b)
China Longyuan Power Group Corp. Ltd. Class H	346,000	427
		40,637
Denmark (1.7%):
Consumer Discretionary (0.5%):
Pandora A/S	79,150	6,027
Health Care (1.1%):
Novo Nordisk A/S Class B	109,605	13,750
Industrials (0.1%):
AP Moller — Maersk A/S Class B	177	384
INVISIO AB	15,234	240
		624
		20,401
Finland (0.1%):
Health Care (0.0%): (b)
Revenio Group Oyj	5,527	236
Information Technology (0.1%):
Nokia Oyj	85,283	420
Utilities (0.0%): (b)
Fortum Oyj	26,295	419
		1,075
France (2.7%):
Communication Services (0.0%): (b)
Publicis Groupe SA	8,460	557
Consumer Discretionary (0.6%):
La Francaise des Jeux SAEM (c)	133,626	5,357
LVMH Moet Hennessy Louis Vuitton SE	2,234	1,734
		7,091
Consumer Staples (0.1%):
Pernod Ricard SA	3,479	690

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Energy (0.6%):
Gaztransport Et Technigaz SA	53,956	$6,726
Financials (0.1%):
AXA SA	22,712	642
BNP Paribas SA	9,993	561
		1,203
Health Care (0.1%):
Equasens	2,628	216
EssilorLuxottica SA	1,879	351
Vetoquinol SA	2,414	216
		783
Industrials (0.6%):
Cie de Saint-Gobain	10,405	480
Eiffage SA	4,144	408
Rexel SA	17,346	319
Safran SA	45,393	5,609
Teleperformance	1,113	254
Thermador Groupe	3,146	297
		7,367
Information Technology (0.1%):
Capgemini SE	3,324	601
Edenred	6,812	374
Lectra	7,367	261
		1,236
Materials (0.5%):
Arkema SA	68,412	6,082
Real Estate (0.0%): (b)
Klepierre SA	12,273	284
		32,019
Germany (1.7%):
Communication Services (0.1%):
Deutsche Telekom AG	49,540	1,008
Consumer Discretionary (0.5%):
Mercedes-Benz Group AG	9,484	644
Volkswagen AG Preference Shares	40,257	5,946
		6,590
Energy (0.1%):
CropEnergies AG	14,189	216
VERBIO Vereinigte BioEnergie AG	5,725	450
		666
Financials (0.0%): (b)
Hannover Rueck SE	2,545	483

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (0.1%):
Bayer AG Registered Shares	10,366	$602
Merck KGaA	4,105	752
Nexus AG	6,019	377
		1,731
Industrials (0.2%):
2G Energy AG (d)	11,912	292
Amadeus Fire AG	1,977	235
Brenntag SE	5,566	354
Daimler Truck Holding AG (a)	10,622	350
Deutsche Post AG Registered Shares	8,802	352
Pfeiffer Vacuum Technology AG	1,340	246
SFC Energy AG (a)	6,098	155
		1,984
Information Technology (0.2%):
AIXTRON SE	13,296	438
Basler AG	7,419	263
Infineon Technologies AG	19,311	649
PVA TePla AG (a)	12,535	241
SAP SE	2,771	308
		1,899
Utilities (0.5%):
RWE AG	127,191	5,598
		19,959
Greece (0.1%):
Financials (0.1%):
National Bank of Greece SA (a)	144,651	595
Industrials (0.0%): (b)
Mytilineos SA	28,809	544
		1,139
Hong Kong (0.2%):
Consumer Discretionary (0.1%):
Bosideng International Holdings Ltd.	938,000	467
Consumer Staples (0.0%): (b)
WH Group Ltd. (c)	426,000	250
Industrials (0.0%): (b)
CK Hutchison Holdings Ltd.	60,000	349
Real Estate (0.1%):
China Resources Land Ltd.	132,000	613
CK Asset Holdings Ltd.	65,817	394
		1,007
		2,073

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
India (0.9%):
Communication Services (0.0%): (b)
Sun TV Network Ltd.	15,708	$95
Consumer Discretionary (0.1%):
Mahindra & Mahindra Ltd.	65,941	1,061
Raymond Ltd.	29,412	497
		1,558
Consumer Staples (0.1%):
Dabur India Ltd.	66,287	481
Varun Beverages Ltd.	37,681	579
		1,060
Financials (0.3%):
Axis Bank Ltd.	48,936	544
Cholamandalam Investment & Finance Co. Ltd.	92,254	814
ICICI Bank Ltd., ADR	91,606	2,173
Manappuram Finance Ltd.	390,039	556
		4,087
Health Care (0.1%):
Apollo Hospitals Enterprise Ltd.	12,278	717
Industrials (0.1%):
Larsen & Toubro Ltd.	48,642	1,243
Information Technology (0.2%):
Infosys Ltd., ADR	52,927	1,077
WNS Holdings Ltd., ADR (a)	8,193	691
		1,768
Materials (0.0%): (b)
JK Paper Ltd.	76,815	399
Utilities (0.0%): (b)
Power Grid Corp. of India Ltd.	190,786	527
		11,454
Indonesia (0.8%):
Communication Services (0.7%):
PT Telkom Indonesia Persero Tbk	31,039,938	8,008
Energy (0.0%): (b)
PT Adaro Energy Indonesia Tbk	1,688,400	418
Financials (0.1%):
PT Bank Mandiri Persero Tbk	1,301,100	878
		9,304
Ireland (1.5%):
Health Care (0.2%):
Medtronic PLC	35,200	2,782

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (1.3%):
Eaton Corp. PLC	78,318	$12,801
Johnson Controls International PLC	32,500	2,160
		14,961
		17,743
Israel (0.1%):
Consumer Discretionary (0.0%): (b)
Maytronics Ltd. (d)	14,458	166
Financials (0.0%): (b)
Bank Leumi Le	35,070	322
Health Care (0.1%):
Inmode Ltd. (a)	9,760	375
Information Technology (0.0%): (b)
Nice Ltd. (a)	1,859	360
		1,223
Italy (0.6%):
Consumer Staples (0.0%): (b)
Pharmanutra SpA	3,161	210
Health Care (0.0%): (b)
El.En. SpA	42,010	636
Industrials (0.0%): (b)
Leonardo SpA	37,466	301
Information Technology (0.1%):
Nexi SpA (a) (c) (d)	29,191	259
Sesa SpA	3,615	454
		713
Utilities (0.5%):
Enel SpA	74,946	404
Iren SpA	121,247	201
Snam SpA	978,690	4,996
		5,601
		7,461
Japan (5.6%):
Communication Services (1.0%):
Capcom Co. Ltd.	206,208	6,284
Intage Holdings, Inc.	19,700	222
Kakaku.com, Inc.	250,891	4,510
MarkLines Co. Ltd.	14,700	301
Nintendo Co. Ltd.	7,900	339
Nippon Telegraph & Telephone Corp.	27,034	750
		12,406
Consumer Discretionary (0.8%):
Bandai Namco Holdings, Inc.	4,400	292
Isuzu Motors Ltd.	50,400	660

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Rinnai Corp.	4,100	$306
Shoei Co. Ltd.	10,500	427
Snow Peak, Inc. (d)	13,100	219
Subaru Corp.	22,000	377
ZOZO, Inc.	282,800	7,141
		9,422
Consumer Staples (0.6%):
Ajinomoto Co., Inc.	18,400	583
Create SD Holdings Co. Ltd. (d)	9,100	204
Seven & i Holdings Co. Ltd.	11,216	456
Toyo Suisan Kaisha Ltd.	154,149	6,481
		7,724
Financials (0.7%):
eGuarantee, Inc.	14,100	254
Mitsubishi UFJ Financial Group, Inc.	1,072,012	5,847
Mizuho Financial Group, Inc.	38,911	486
ORIX Corp.	45,574	739
Sumitomo Mitsui Financial Group, Inc.	14,675	498
Tokio Marine Holdings, Inc.	22,500	464
		8,288
Health Care (0.6%):
Carenet, Inc. (d)	27,500	240
Hoya Corp.	45,502	4,709
Medical Data Vision Co. Ltd.	35,100	262
Nakanishi, Inc.	10,600	222
Nippon Shinyaku Co. Ltd.	5,400	320
Olympus Corp.	19,300	399
Ono Pharmaceutical Co. Ltd.	21,300	546
		6,698
Industrials (1.2%):
Altech Corp.	14,900	228
Fuji Electric Co. Ltd.	89,300	3,701
gremz, Inc.	15,200	203
Hitachi Ltd.	6,945	371
ITOCHU Corp.	28,009	880
JAC Recruitment Co. Ltd.	15,100	286
Japan Elevator Service Holdings Co. Ltd.	18,200	235
Komatsu Ltd.	23,700	551
Management Solutions Co. Ltd. (d)	10,400	295
Mitsui & Co. Ltd.	24,820	721
NIPPON EXPRESS HOLDINGS, Inc.	7,300	433
Nippon Yusen KK	222,962	4,964
Organo Corp.	16,400	340
SHO-BOND Holdings Co. Ltd.	5,400	239
S-Pool, Inc.	46,800	325
Weathernews, Inc.	4,400	246
		14,018

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.6%):
Canon, Inc.	13,600	$318
Cybozu, Inc.	24,200	399
Digital Arts, Inc.	3,700	178
Fujitsu Ltd.	3,759	510
Fukui Computer Holdings, Inc.	11,900	257
Future Corp.	23,900	297
m-up Holdings, Inc.	22,500	226
SHIFT, Inc. (a)	1,500	324
Softcreate Holdings Corp.	11,200	289
TDK Corp.	14,500	523
Tokyo Electron Ltd.	1,501	509
Ulvac, Inc.	80,682	3,556
		7,386
Materials (0.1%):
JCU Corp.	9,300	231
Maeda Kosen Co. Ltd.	9,100	217
Shin-Etsu Chemical Co. Ltd.	3,143	407
Tosoh Corp.	28,582	339
		1,194
Real Estate (0.0%): (b)
Mitsui Fudosan Co. Ltd.	20,200	409
		67,545
Korea, Republic Of (1.4%):
Communication Services (0.1%):
JYP Entertainment Corp.	15,232	712
KT Corp.	20,131	575
		1,287
Consumer Discretionary (0.1%):
Hyundai Mobis Co. Ltd.	2,610	427
Kia Corp.	9,268	488
Shinsegae, Inc.	2,963	479
		1,394
Consumer Staples (0.0%): (b)
BGF retail Co. Ltd.	1,356	213
Financials (0.2%):
Hana Financial Group, Inc.	23,404	801
Samsung Securities Co. Ltd.	18,493	500
Woori Financial Group, Inc.	72,751	727
		2,028
Health Care (0.1%):
Samsung Biologics Co. Ltd. (a) (c)	1,148	781
Industrials (0.0%): (b)
CJ Corp.	5,449	320

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.9%):
Innox Advanced Materials Co. Ltd.	14,502	$326
Samsung Electro-Mechanics Co. Ltd.	4,568	500
Samsung Electronics Co. Ltd.	202,727	9,741
SK Hynix, Inc.	12,628	834
		11,401
		17,424
Luxembourg (0.1%):
Energy (0.1%):
Tenaris SA	31,670	550
Health Care (0.0%): (b)
Eurofins Scientific SE	4,609	320
Materials (0.0%): (b)
ArcelorMittal SA	15,557	426
		1,296
Malaysia (0.1%):
Financials (0.1%):
Public Bank Bhd	626,700	636
Materials (0.0%): (b)
Petronas Chemicals Group Bhd	210,500	406
		1,042
Mexico (0.2%):
Consumer Discretionary (0.0%): (b)
Alsea SAB de CV (a)	180,386	360
Consumer Staples (0.0%): (b)
Fomento Economico Mexicano SAB de CV, ADR	1,820	145
Financials (0.1%):
Grupo Financiero Banorte SAB de CV Class O	140,658	1,125
Industrials (0.1%):
Grupo Aeroportuario del Pacifico SAB de CV Class B	30,973	500
		2,130
Netherlands (0.6%):
Consumer Staples (0.1%):
Heineken NV	4,466	414
Koninklijke Ahold Delhaize NV	25,928	755
		1,169
Financials (0.1%):
ING Groep NV	36,578	443
NN Group NV	9,242	395
		838
Health Care (0.0%): (b)
QIAGEN NV (a)	8,869	443
See notes to financial statements.

13

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (0.0%): (b)
Signify NV (c)	7,311	$250
Information Technology (0.4%):
ASM International NV	16,169	4,483
STMicroelectronics NV	17,653	683
		5,166
		7,866
New Zealand (0.4%):
Health Care (0.4%):
Fisher & Paykel Healthcare Corp. Ltd.	288,995	4,327
Norway (0.8%):
Consumer Staples (0.0%): (b)
Mowi ASA	19,963	313
Energy (0.5%):
Aker BP ASA	127,749	4,447
Equinor ASA	10,197	393
TGS ASA	24,718	338
Var Energi ASA (d)	89,453	331
		5,509
Financials (0.3%):
SpareBank 1 SMN	239,073	2,850
Information Technology (0.0%): (b)
Bouvet ASA	31,371	182
Materials (0.0%): (b)
Yara International ASA	9,325	431
		9,285
Peru (0.1%):
Financials (0.1%):
Credicorp Ltd.	5,647	867
Puerto Rico (0.0%): (b)
Information Technology (0.0%):
EVERTEC, Inc.	15,619	527
Qatar (0.0%): (b)
Industrials (0.0%):
Industries Qatar QSC	107,646	443
Russian Federation (0.0%): (b)
Consumer Staples (0.0%):
Magnit PJSC (e) (f)	7,278	—	(g)
Energy (0.0%):
Gazprom PJSC (a) (e) (f) (h) (i)	303,950	12
Rosneft Oil Co. PJSC, GDR (a) (e) (f) (h) (i)	124,892	6
		18

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (0.0%):
Sberbank of Russia PJSC, ADR (a) (e) (f) (h) (i)	91,313	$1
		19
Saudi Arabia (0.2%):
Financials (0.1%):
Alinma Bank	57,045	528
The Saudi National Bank	59,391	818
		1,346
Materials (0.1%):
SABIC Agri-Nutrients Co.	18,672	723
Saudi Arabian Mining Co. (a)	23,157	427
		1,150
		2,496
Singapore (0.5%):
Consumer Staples (0.1%):
Sheng Siong Group Ltd.	210,000	254
Wilmar International Ltd.	209,229	635
		889
Financials (0.4%):
DBS Group Holdings Ltd.	29,005	757
Singapore Exchange Ltd.	537,427	3,598
		4,355
Utilities (0.0%): (b)
Sembcorp Industries Ltd.	165,200	391
		5,635
South Africa (0.5%):
Communication Services (0.1%):
MTN Group Ltd.	92,392	758
Consumer Discretionary (0.3%):
Mr Price Group Ltd.	382,170	3,738
Woolworths Holdings Ltd.	61,603	235
		3,973
Financials (0.1%):
Absa Group Ltd.	56,067	673
Capitec Bank Holdings Ltd.	2,461	292
		965
Industrials (0.0%): (b)
The Bidvest Group Ltd.	30,213	406
		6,102

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Spain (0.8%):
Financials (0.7%):
Banco Bilbao Vizcaya Argentaria SA	1,250,936	$7,371
Banco Santander SA (d)	160,875	480
Bankinter SA	52,975	349
		8,200
Information Technology (0.0%): (b)
Global Dominion Access SA (c)	57,640	219
Utilities (0.1%):
Corp. ACCIONA Energias Renovables SA	12,220	485
Iberdrola SA	42,777	483
		968
		9,387
Sweden (1.2%):
Consumer Discretionary (0.1%):
Evolution AB (c)	5,131	529
Health Care (0.0%): (b)
Biotage AB	15,338	269
Industrials (1.1%):
Atlas Copco AB Class A	29,985	374
Atlas Copco AB Class B	547,736	6,222
BTS Group AB B Shares (d)	8,659	226
CTT Systems AB	8,920	184
GARO AB	17,621	193
Hexatronic Group AB	32,310	458
Nibe Industrier AB Class B	584,238	5,519
Volvo AB Class B	22,237	409
		13,585
Materials (0.0%): (b)
Boliden AB	11,022	417
		14,800
Switzerland (3.1%):
Consumer Discretionary (0.1%):
Cie Financiere Richemont SA Registered Shares	6,971	924
Consumer Staples (0.5%):
Coca-Cola HBC AG	18,432	451
Nestle SA Registered Shares	52,749	6,279
		6,730
Financials (1.2%):
Chubb Ltd.	34,590	7,596
Julius Baer Group Ltd.	8,509	490
Partners Group Holding AG	5,202	5,184
Swiss Life Holding AG	840	449
UBS Group AG	25,784	476
		14,195

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (1.1%):
Coltene Holding AG Registered Shares	4,194	$333
Novartis AG Registered Shares	12,895	1,147
Roche Holding AG	36,677	11,982
		13,462
Industrials (0.0%): (b)
Kardex Holding AG Registered Shares	1,944	322
Information Technology (0.1%):
Landis+Gyr Group AG	5,534	387
u-blox Holding AG	3,050	397
		784
Materials (0.1%):
Glencore PLC	112,541	768
Gurit Holding AG (d)	2,330	239
Holcim AG	8,516	445
		1,452
		37,869
Taiwan (1.8%):
Consumer Discretionary (0.0%): (b)
Fulgent Sun International Holding Co. Ltd.	103,000	509
Financials (0.5%):
Cathay Financial Holding Co. Ltd.	4,670,000	6,646
Health Care (0.1%):
Lotus Pharmaceutical Co. Ltd.	59,000	472
Universal Vision Biotechnology Co. Ltd.	27,400	238
		710
Information Technology (1.2%):
Gold Circuit Electronics Ltd.	199,800	640
Hon Hai Precision Industry Co. Ltd.	212,000	694
Lite-On Technology Corp.	2,863,000	6,111
Taiwan Semiconductor Manufacturing Co. Ltd.	338,000	5,429
Unimicron Technology Corp.	64,000	329
Wiwynn Corp.	30,000	866
		14,069
Materials (0.0%): (b)
Formosa Plastics Corp.	100,000	293
		22,227
Thailand (0.1%):
Materials (0.1%):
Indorama Ventures PCL	420,000	510
Real Estate (0.0%): (b)
AP Thailand PCL	1,174,600	338
		848

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
United Kingdom (4.6%):
Communication Services (0.1%):
4imprint Group PLC	6,897	$356
Informa PLC	49,927	374
WPP PLC	25,164	264
		994
Consumer Discretionary (0.4%):
JD Sports Fashion PLC	380,244	586
Next PLC	49,876	3,564
Stellantis NV	66,665	1,051
		5,201
Consumer Staples (0.7%):
Imperial Brands PLC	286,003	7,355
Reckitt Benckiser Group PLC	5,118	367
Tesco PLC	180,802	498
		8,220
Energy (0.1%):
BP PLC	164,334	981
Harbour Energy PLC	68,695	264
		1,245
Financials (1.0%):
3i Group PLC	44,196	726
Barclays PLC	2,397,613	4,689
HSBC Holdings PLC	819,370	5,019
Legal & General Group PLC	104,657	321
Standard Chartered PLC	92,988	692
		11,447
Health Care (0.1%):
AstraZeneca PLC	8,658	1,172
Ergomed PLC (a)	14,702	235
		1,407
Industrials (0.8%):
Alpha Financial Markets Consulting PLC	49,436	286
Ashtead Group PLC	73,304	4,473
BAE Systems PLC	34,510	342
Concentric AB	11,502	225
Judges Scientific PLC	3,624	355
Mitie Group PLC	227,910	210
Renew Holdings PLC	36,672	304
RS GROUP PLC	29,297	326
Sensata Technologies Holding PLC	47,200	2,129
SThree PLC	69,514	343
		8,993
Information Technology (0.0%): (b)
Kainos Group PLC	22,249	432

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (1.4%):
Anglo American PLC	27,476	$1,142
Croda International PLC	64,042	5,295
Mondi PLC	25,554	483
Rio Tinto PLC	141,690	9,536
Treatt PLC	34,714	279
		16,735
Real Estate (0.0%): (b)
Safestore Holdings PLC	30,293	334
Utilities (0.0%): (b)
Drax Group PLC	40,694	301
		55,309
United States (55.2%):
Communication Services (2.8%):
Alphabet, Inc. Class C (a)	214,409	21,752
Alphabet, Inc. Class A (a)	14,900	1,504
Meta Platforms, Inc. Class A (a)	76,341	9,016
The Trade Desk, Inc. Class A (a)	31,873	1,662
		33,934
Consumer Discretionary (6.8%):
Acushnet Holdings Corp.	10,131	460
Airbnb, Inc. Class A (a)	14,108	1,441
Amazon.com, Inc. (a)	161,922	15,632
BJ's Restaurants, Inc. (a)	18,980	609
Brunswick Corp.	3,222	239
Darden Restaurants, Inc.	9,200	1,352
Gentherm, Inc. (a)	4,897	351
Johnson Outdoors, Inc. Class A	7,692	435
LKQ Corp.	36,500	1,983
Mattel, Inc. (a)	22,900	418
McDonald's Corp.	65,460	17,857
Movado Group, Inc.	18,444	594
NIKE, Inc. Class B	17,584	1,929
O'Reilly Automotive, Inc. (a)	4,260	3,683
Overstock.com, Inc. (a)	11,930	318
PulteGroup, Inc.	176,210	7,891
Ross Stores, Inc.	86,217	10,145
Ruth's Hospitality Group, Inc.	27,059	474
Samsonite International SA (a) (c)	142,500	386
Sonos, Inc. (a)	26,143	458
Target Corp.	27,446	4,585
Tesla, Inc. (a)	34,134	6,646
Thor Industries, Inc.	5,714	492
Topgolf Callaway Brands Corp. (a)	20,156	422
Tractor Supply Co.	10,581	2,395
Tri Pointe Homes, Inc. (a)	21,663	399
		81,594

See notes to financial statements.

19

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Staples (4.2%):
Colgate-Palmolive Co.	173,721	$13,460
Keurig Dr Pepper, Inc.	61,600	2,382
Lamb Weston Holdings, Inc.	14,100	1,225
Mondelez International, Inc. Class A	40,700	2,752
PepsiCo, Inc.	100,860	18,710
The Estee Lauder Cos., Inc.	41,100	9,691
U.S. Foods Holding Corp. (a)	62,600	2,290
		50,510
Energy (3.0%):
APA Corp.	159,398	7,468
Cactus, Inc. Class A	52,964	2,881
Clean Energy Fuels Corp. (a)	58,959	398
ConocoPhillips	104,164	12,865
Enterprise Products Partners LP	92,300	2,290
Expro Group Holdings NV (a)	20,477	356
Hess Corp.	16,100	2,317
Marathon Oil Corp.	93,100	2,852
Ovintiv, Inc.	42,600	2,375
RPC, Inc.	80,443	745
Select Energy Services, Inc. Class A	59,085	484
Solaris Oilfield Infrastructure, Inc. Class A	42,358	465
TETRA Technologies, Inc. (a)	180,847	689
		36,185
Financials (7.9%):
Bank of America Corp.	319,464	12,092
Blackstone, Inc.	18,523	1,695
Brown & Brown, Inc.	59,800	3,564
Cboe Global Markets, Inc.	27,400	3,475
Comerica, Inc.	31,900	2,289
Employers Holdings, Inc.	9,819	456
First Busey Corp.	27,938	728
Interactive Brokers Group, Inc.	37,100	2,979
JPMorgan Chase & Co.	105,241	14,542
LPL Financial Holdings, Inc.	40,918	9,686
Markel Corp. (a)	3,800	5,034
MSCI, Inc.	4,434	2,252
OFG Bancorp	18,215	528
S&P Global, Inc.	30,087	10,615
State Street Corp.	24,200	1,928
Synchrony Financial	182,038	6,841
The PNC Financial Services Group, Inc.	26,932	4,532
The Progressive Corp.	30,800	4,070
Unum Group	204,631	8,631
		95,937
Health Care (8.4%):
AbbVie, Inc.	19,100	3,078
Addus HomeCare Corp. (a)	3,623	400

See notes to financial statements.

20

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Amgen, Inc.	43,995	$12,600
Apollo Medical Holdings, Inc. (a)	11,487	327
Artivion, Inc. (a)	13,167	168
Atrion Corp.	633	383
BioLife Solutions, Inc. (a)	16,954	359
Catalyst Pharmaceuticals, Inc. (a)	38,066	638
Cigna Corp.	7,900	2,598
CorVel Corp. (a)	3,184	487
CryoPort, Inc. (a)	12,599	249
CVS Health Corp.	90,405	9,210
Dexcom, Inc. (a)	21,688	2,522
Dynavax Technologies Corp. (a)	28,302	351
Eli Lilly & Co.	41,723	15,483
Humana, Inc.	5,300	2,914
IDEXX Laboratories, Inc. (a)	19,368	8,248
Johnson & Johnson	89,007	15,843
Lantheus Holdings, Inc. (a)	5,183	322
LeMaitre Vascular, Inc.	13,427	629
McKesson Corp.	3,200	1,221
Merck & Co., Inc.	30,900	3,403
Neogen Corp. (a)	15,735	261
Orthofix Medical, Inc. (a)	18,589	334
STAAR Surgical Co. (a)	4,606	263
Tandem Diabetes Care, Inc. (a)	7,550	317
The Joint Corp. (a)	12,112	181
Thermo Fisher Scientific, Inc.	5,242	2,937
U.S. Physical Therapy, Inc.	3,108	269
UFP Technologies, Inc. (a)	5,904	709
UnitedHealth Group, Inc.	16,465	9,019
Veeva Systems, Inc. Class A (a)	11,393	2,169
Vericel Corp. (a)	17,873	408
Zoetis, Inc.	18,091	2,789
		101,089
Industrials (3.0%):
AAON, Inc.	10,185	807
Allied Motion Technologies, Inc.	13,482	478
CoStar Group, Inc. (a)	29,765	2,412
Delta Air Lines, Inc. (a)	198,922	7,036
Encore Wire Corp.	2,022	295
FedEx Corp.	5,700	1,039
Forward Air Corp.	1,377	155
Honeywell International, Inc.	60,481	13,279
L3Harris Technologies, Inc.	5,600	1,272
Leidos Holdings, Inc.	19,300	2,110
NOW, Inc. (a)	50,891	635
PACCAR, Inc.	8,000	847
Raytheon Technologies Corp.	13,800	1,362
The Greenbrier Cos., Inc.	14,792	568
Transcat, Inc. (a)	9,640	771

See notes to financial statements.

21

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Uber Technologies, Inc. (a)	59,203	$1,725
Union Pacific Corp.	5,200	1,131
		35,922
Information Technology (14.7%):
Adobe, Inc. (a)	6,184	2,133
Advanced Energy Industries, Inc.	5,688	527
Ambarella, Inc. (a)	2,966	220
Apple, Inc.	273,391	40,470
Arista Networks, Inc. (a)	23,710	3,303
Broadcom, Inc.	3,158	1,740
Cadence Design Systems, Inc. (a)	17,160	2,952
CDW Corp.	12,629	2,382
Cisco Systems, Inc.	220,779	10,977
Crowdstrike Holdings, Inc. Class A (a)	11,847	1,394
ePlus, Inc. (a)	15,024	746
Fidelity National Information Services, Inc.	43,600	3,164
FleetCor Technologies, Inc. (a)	6,700	1,315
Fortinet, Inc. (a)	157,535	8,375
Global Payments, Inc.	12,100	1,256
Grid Dynamics Holdings, Inc. (a)	40,021	510
Insight Enterprises, Inc. (a)	5,707	593
Mastercard, Inc. Class A	36,781	13,109
Microsoft Corp.	152,785	38,982
Motorola Solutions, Inc.	8,935	2,432
Napco Security Technologies, Inc. (a)	20,530	542
NVIDIA Corp.	100,480	17,004
Palo Alto Networks, Inc. (a)	11,937	2,028
PayPal Holdings, Inc. (a)	15,796	1,239
Perficient, Inc. (a)	7,798	554
ServiceNow, Inc. (a)	7,005	2,916
Texas Instruments, Inc.	68,572	12,374
Visa, Inc. Class A	20,190	4,381
		177,618
Materials (1.0%):
Alcoa Corp.	135,564	6,796
Hawkins, Inc.	9,005	374
PPG Industries, Inc.	14,900	2,015
Sealed Air Corp.	48,000	2,555
		11,740
Real Estate (1.4%):
Alexandria Real Estate Equities, Inc.	9,200	1,432
Equity LifeStyle Properties, Inc.	17,000	1,129
Gladstone Land Corp.	11,050	227
Invitation Homes, Inc.	77,400	2,526
Prologis, Inc.	98,711	11,627
		16,941

See notes to financial statements.

22

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (2.0%):
Constellation Energy Corp.	113,152	$10,876
Exelon Corp.	46,400	1,920
MGE Energy, Inc.	89,252	6,427
The York Water Co.	7,161	327
Vistra Corp.	171,700	4,177
		23,727
		665,197
Total Common Stocks (Cost $993,130)		1,184,942
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares Core MSCI EAFE ETF	5,289	333
iShares MSCI EAFE Small-Cap ETF	5,064	289
iShares Russell 2000 ETF (d)	1,610	302
		924
Total Exchange-Traded Funds (Cost $929)		924
Collateral for Securities Loaned (0.2%)^
United States (0.2%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.73% (j)	624,328	624
HSBC U.S. Government Money Market Fund, I Shares, 3.75% (j)	624,328	624
Invesco Government & Agency Portfolio, Institutional Shares, 3.74% (j)	624,328	624
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.62% (j)	624,328	624
Total Collateral for Securities Loaned (Cost $2,496)		2,496
Total Investments (Cost $996,555) — 98.7%		1,188,362
Other assets in excess of liabilities — 1.3%		15,930
NET ASSETS — 100.00%		$1,204,292

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  Amount represents less than 0.05% of net assets.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of November 30, 2022, the fair value of these securities was $10,821 thousands and amounted to 0.9% of net assets.

(d)  All or a portion of this security is on loan.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of November 30, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

See notes to financial statements.

23

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2022

  (Unaudited)

(f)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At November 30, 2022, illiquid securities were less than 0.05% of the Fund's net assets.

(g)  Rounds to less than $1 thousand.

(h)  Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government.

(i)  The following table details the acquisition date and cost of the Fund's Russian sanctioned restricted securities at November 30, 2022 (amount in thousand):

Security Name	Acquisition Date	Cost
Gazprom PJSC	8/13/2021	$1,231
Rosneft Oil Co. PJSC, GDR	4/6/2021	964
Sberbank of Russia PJSC, ADR	3/26/2021	1,405

(j)  Rate disclosed is the daily yield on November 30, 2022.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

LP — Limited Partnership

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

24

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Sustainable World Fund
Assets:
Investments, at value (Cost $996,555)	$1,188,362	(a)
Foreign currency, at value (Cost $754)	770
Cash	12,112
Receivables:
Interest and dividends	2,305
Capital shares issued	78
Investments sold	7,428
Reclaims	2,166
From Adviser	13
Prepaid expenses	39
Total Assets	1,213,273
Liabilities:
Payables:
Collateral received on loaned securities	2,496
Investments purchased	4,813
Capital shares redeemed	471
Accrued foreign capital gains taxes	10
Accrued expenses and other payables:
Investment advisory fees	713
Administration fees	142
Custodian fees	74
Transfer agent fees	114
Compliance fees	1
Trustees' fees	1
12b-1 fees	—	(b)
Other accrued expenses	146
Total Liabilities	8,981
Net Assets:
Capital	1,036,409
Total accumulated earnings/(loss)	167,883
Net Assets	$1,204,292
Net Assets
Fund Shares	$1,195,419
Institutional Shares	4,616
Class A	4,257
Total	$1,204,292
Shares (unlimited number of shares authorized with no par value):
Fund Shares	51,573
Institutional Shares	198
Class A	183
Total	51,954
Net asset value, offering and redemption price per share: (c)
Fund Shares	$23.18
Institutional Shares	23.27
Class A	23.22
Maximum Sales Charge — Class A	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$24.64

(a)  Includes $2,438 thousand of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

25

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2022

(Amounts in Thousands)  (Unaudited)

USAA Sustainable World Fund
Investment Income:
Dividends	$13,339
Interest	61
Securities lending (net of fees)	39
Foreign tax withholding	(976)
Total Income	12,463
Expenses:
Investment advisory fees	4,405
Administration fees — Fund Shares	875
Administration fees — Institutional Shares	2
Administration fees — Class A	3
Sub-Administration fees	53
12b-1 fees — Class A	5
Custodian fees	138
Transfer agent fees — Fund Shares	661
Transfer agent fees — Institutional Shares	2
Transfer agent fees — Class A	2
Trustees' fees	24
Compliance fees	5
Legal and audit fees	100
State registration and filing fees	37
Interfund lending fees	— (a)
Other expenses	116
Total Expenses	6,428
Expenses waived/reimbursed by Adviser	(26)
Net Expenses	6,402
Net Investment Income (Loss)	6,061
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	(32,713)
Foreign taxes on realized gains	26
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(3,799)
Net change in accrued foreign taxes on unrealized gains	34
Net realized/unrealized gains (losses) on investments	(36,452)
Change in net assets resulting from operations	$(30,391)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

26

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Sustainable World Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$6,061	$12,802
Net realized gains (losses)	(32,687)	48,901
Net change in unrealized appreciation/depreciation	(3,765)	(186,988)
Change in net assets resulting from operations	(30,391)	(125,285)
Distributions to Shareholders:
Fund Shares	—	(247,859)
Institutional Shares	—	(505)
Class A	—	(464)
Change in net assets resulting from distributions to shareholders	—	(248,828)
Change in net assets resulting from capital transactions	(47,787)	143,070
Change in net assets	(78,178)	(231,043)
Net Assets:
Beginning of period	1,282,470	1,513,513
End of period	$1,204,292	$1,282,470

(continues on next page)

See notes to financial statements.

27

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Sustainable World Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued	$18,470	$72,669
Distributions reinvested	—	245,078
Cost of shares redeemed	(65,876)	(180,222)
Total Fund Shares	$(47,406)	$137,525
Institutional Shares
Proceeds from shares issued	$738	$4,067
Distributions reinvested	—	496
Cost of shares redeemed	(1,293)	(1,169)
Total Institutional Shares	$(555)	$3,394
Class A
Proceeds from shares issued	$345	$2,341
Distributions reinvested	—	253
Cost of shares redeemed	(171)	(443)
Total Class A	$174	$2,151
Change in net assets resulting from capital transactions	$(47,787)	$143,070
Share Transactions:
Fund Shares
Issued	841	2,521
Reinvested	—	8,958
Redeemed	(2,986)	(6,358)
Total Fund Shares	(2,145)	5,121
Institutional Shares
Issued	34	161
Reinvested	—	18
Redeemed	(59)	(42)
Total Institutional Shares	(25)	137
Class A
Issued	15	89
Reinvested	—	9
Redeemed	(8)	(15)
Total Class A	7	83
Change in Shares	(2,163)	5,341

See notes to financial statements.

28

This page is intentionally left blank.

29

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
USAA Sustainable World Fund
Fund Shares
Six Months Ended November 30, 2022 (Unaudited)	$23.70	0.11	(h)	(0.63)	(0.52)	—	—	—
Year Ended May 31: 2022	$31.03	0.25	(h)	(2.36)	(2.11)	(0.27)	(4.95)	(5.22)
2021	$23.38	0.23	(h)	8.74	8.97	(0.18)	(1.14)	(1.32)
2020	$30.71	0.27	(h)	2.87	3.14	(0.32)	(10.15)	(10.47)
2019	$31.82	0.33		0.51	0.84	(0.28)	(1.67)	(1.95)
2018	$31.16	0.30		1.78	2.08	(0.23)	(1.19)	(1.42)
Institutional Shares
Six Months Ended November 30, 2022 (Unaudited)	$23.78	0.13	(h)	(0.64)	(0.51)	—	—	—
Year Ended May 31: 2022	$31.10	0.31	(h)	(2.41)	(2.10)	(0.27)	(4.95)	(5.22)
2021	$23.42	0.24	(h)	8.77	9.01	(0.19)	(1.14)	(1.33)
2020	$30.74	0.29	(h)	2.86	3.15	(0.32)	(10.15)	(10.47)
2019	$31.75	0.38		0.48	0.86	(0.20)	(1.67)	(1.87)
2018	$31.14	0.29		1.80	2.09	(0.29)	(1.19)	(1.48)
Class A
Six Months Ended November 30, 2022 (Unaudited)	$23.77	0.09	(h)	(0.64)	(0.55)	—	—	—
Year Ended May 31: 2022	$31.06	0.19	(h)	(2.40)	(2.21)	(0.13)	(4.95)	(5.08)
2021	$23.40	0.15	(h)	8.76	8.91	(0.11)	(1.14)	(1.25)
2020	$30.77	0.19	(h)	2.86	3.05	(0.27)	(10.15)	(10.42)
2019	$31.86	0.24	(h)	0.53	0.77	(0.19)	(1.67)	(1.86)
2018	$31.07	0.18	(h)	1.80	1.98	— (l)	(1.19)	(1.19)

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through September 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

See notes to financial statements.

30

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets				Supplemental Data
	Redemption Fees Added to Beneficiary Interests		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)	Net Expenses(c)(d)(e)(f)		Net Investment Income (Loss)(c)	Gross Expenses(c)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(g)
USAA Sustainable World Fund
Fund Shares
Six Months Ended November 30, 2022 (Unaudited)	—		$23.18	(2.19)%	1.09%		1.03%	1.09%	$1,195,419	18%
Year Ended May 31: 2022	—		$23.70	(8.90)%	1.05%		0.87%	1.05%	$1,272,993	37	%(i)
2021	—		$31.03	39.07%	1.05%		0.86%	1.05%	$1,507,963	88%
2020	—		$23.38	7.81%	1.07%		0.98%	1.07%	$1,228,986	103	%(j)
2019	—		$30.71	3.23%	1.09%		1.09%	1.09%	$1,280,661	8%
2018	—		$31.82	6.68%	1.10%		0.98%	1.10%	$1,353,880	10%
Institutional Shares
Six Months Ended November 30, 2022 (Unaudited)	—		$23.27	(2.14)%	1.00%		1.13%	1.50%	$4,616	18%
Year Ended May 31: 2022	—		$23.78	(8.87)%	1.00%		1.10%	1.29%	$5,301	37	%(i)
2021	—		$31.10	39.17%	0.99%		0.87%	1.27%	$2,660	88%
2020	—		$23.42	7.85%	1.00%		1.00%	1.13%	$6,143	103	%(j)
2019	—		$30.74	3.29%	1.05	%(k)	1.13%	1.11%	$12,567	8%
2018	—		$31.75	6.70%	1.10%		1.19%	1.10%	$30,127	10%
Class A
Six Months Ended November 30, 2022 (Unaudited)	—		$23.22	(2.31)%	1.35%		0.77%	1.81%	$4,257	18%
Year Ended May 31: 2022	—		$23.77	(9.18)%	1.32%		0.67%	1.68%	$4,176	37	%(i)
2021	—		$31.06	38.73%	1.32%		0.53%	1.62%	$2,890	88%
2020	—		$23.40	7.49%	1.35%		0.68%	1.43%	$6,425	103	%(j)
2019	—		$30.77	2.98%	1.35%		0.76%	1.46%	$8,133	8%
2018	—	(l)	$31.86	6.36%	1.39	%(m)	0.57%	1.43%	$10,114	10%

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(h)  Per share net investment income (loss) has been calculated using the average daily shares method.

(i)  Reflects a return to normal trading levels after a prior year subadviser termination.

(j)  Reflects increased trading activity due to current year transition or asset allocation shift.

(k)  Effective October 1, 2018, USAA Asset Management Company ("AMCO") (previous Adviser) had voluntarily agreed to limit the annual expenses of the Institutional Shares to 1.00% of the Institutional Shares' average daily net assets.

(l)  Amount is less than $0.005 per share.

(m)  Effective October 1, 2017, AMCO had voluntarily agreed to limit the annual expenses of the Class A shares to 1.35% of the Class A shares' average daily net assets.

See notes to financial statements.

31

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Sustainable World Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Victory Capital Management ("VCM" or the "Adviser"), is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

The Adviser, acting as the valuation designee has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

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administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as Level 2 in the fair value hierarchy.

A summary of the valuations as of November 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$759,934	$424,989	$19	$1,184,942
Exchange-Traded Funds	924	—	—	924
Collateral for Securities Loaned	2,496	—	—	2,496
Total	$763,354	$424,989	$19	$1,188,362

For the six months ended November 30, 2022, there were no transfers into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of November 30, 2022, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$2,438	$—	$2,496

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

The Fund filed for additional European Union reclaims related to prior years. In October 2022, the Sweden Tax Authority issued favorable decisions relating to claims for Sweden. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. For the six months ended November 30, 2022, the Fund recognized $46 thousand in reclaims. These reclaims are reflected on the Statement of Operations as Dividend Income.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

35

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

For the six months ended November 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$214,421	$253,019

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper Global Funds Index. The Lipper Global Funds Index tracks the total return performance of the largest funds within the Lipper Global Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

36

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period June 1, 2022, to November 30, 2022, there were no performance adjustments for Fund Shares, Institutional Shares, and Class A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended November 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

37

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A, The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended November 30, 2022, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended November 30, 2022, the Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2022, the expense limits (excluding voluntary waivers) were 1.09%, 1.00%, and 1.35% for Fund Shares, Institutional Shares, and Class A, respectively.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of November 30, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at November 30, 2022.

Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
$6	$37	$21	$26	$90

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

38

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from June 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through November 30, 2022, interest was based on the one-month Secured Overnight Financing Rate ("SOFR") plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

39

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

The average borrowing for the days outstanding and average interest rate for the Fund during the six months ended November 30, 2022, were as follows (amounts in thousands):

Amount Outstanding at November 30, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
$—	$341	2	1.95%	$1,363

*  For the six months ended November 30, 2022, based on the number of days borrowings were outstanding.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended November 30, 2022, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at November 30, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$593	1	2.86%	$593

*  For the six months ended November 30, 2022, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended May 31, 2022, the Fund had no capital loss carryforwards for federal income tax purposes.

40

USAA Mutual Funds Trust	Supplemental Information November 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2022, through November 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/22	Actual Ending Account Value 11/30/22	Hypothetical Ending Account Value 11/30/22	Actual Expenses Paid During Period 6/1/22- 11/30/22*	Hypothetical Expenses Paid During Period 6/1/22- 11/30/22*	Annualized Expense Ratio During Period 6/1/22- 11/30/22
Fund Shares	$1,000.00	$978.10	$1,019.60	$5.41	$5.52	1.09%
Institutional Shares	1,000.00	978.60	1,020.05	4.96	5.06	1.00%
Class A	1,000.00	976.90	1,018.30	6.69	6.83	1.35%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

41

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

23412-0123

NOVEMBER 30, 2022

Semi Annual Report

USAA Government Securities Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	16
Supplemental Information	26
Proxy Voting and Portfolio Holdings Information	26
Expense Examples	26
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Government Securities Fund	November 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks a high level of current income consistent with preservation of principal.

Asset Allocation:

November 30, 2022

(% of Net Assets)

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Government Securities Fund	Schedule of Portfolio Investments November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (2.6%)
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3, 3.03%, 10/15/25	$2,797	$2,722
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A2, 4.94% (LIBOR01M+100bps), 5/20/30 (a)	729	727
Navient Student Loan Trust, Series 2014-1, Class A3, 4.53% (LIBOR01M+51bps), 6/25/31 (a)	1,763	1,667
Nelnet Student Loan Trust, Series 2015-3A, Class A2, 4.62% (LIBOR01M+60bps), 2/27/51, Callable 9/25/30 @100 (a) (b)	2,422	2,358
Nelnet Student Loan Trust, Series 2019-5, Class A, 2.53%, 10/25/67, Callable 12/25/34 @100 (b)	6,688	5,833
Nelnet Student Loan Trust, Series 2006-3, Class B, 3.89% (LIBOR03M+25bps), 6/25/41, Callable 9/25/24 @100 (a)	2,004	1,799
SLM Student Loan Trust, Series 2006-4, Class B, 4.56% (LIBOR03M+20bps), 1/25/70, Callable 10/25/32 @100 (a)	3,044	2,877
SLM Student Loan Trust, Series 2013-6, Class A3, 4.67% (LIBOR01M+65bps), 6/26/28, Callable 11/25/30 @100 (a)	2,434	2,318
SunTrust Student Loan Trust, Series 2006-1A, Class B, 4.64% (LIBOR03M+27bps), 10/28/37, Callable 4/28/24 @100 (a) (b)	774	771
Wepco Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	4,179	3,523
Total Asset-Backed Securities (Cost $26,513)		24,595
Municipal Bonds (4.0%)
Hawaii (0.0%): (c)
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A-2, 3.24%, 1/1/31	165	155
Kansas (0.3%):
Kansas Development Finance Authority Revenue, Series H, 3.94%, 4/15/26	3,000	2,895
Louisiana (0.5%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
Series A, 4.15%, 2/1/33	3,000	2,842
Series A, 4.28%, 2/1/36	2,000	1,868
		4,710
Ohio (0.3%):
State of Ohio, GO, Series A, 1.78%, 8/1/32	3,000	2,327
Tennessee (0.2%):
State of Tennessee, GO, Series B, 1.73%, 11/1/32, Continuously Callable @100	2,400	1,830
Texas (1.8%):
Boerne School District, GO, 1.77%, 2/1/32, Continuously Callable @100	650	505
City of Abilene, GO 2.41%, 2/15/26	1,715	1,596
2.54%, 2/15/27	1,195	1,093
2.64%, 2/15/29	1,000	881

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Government Securities Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Houston Texas Combined Utility System Revenue 3.82%, 11/15/29, Continuously Callable @100	$3,000	$2,789
Series E, 3.72%, 11/15/28	1,530	1,430
State of Texas, GO, 2.53%, 10/1/31, Continuously Callable @100	3,500	2,931
Texas Public Finance Authority Revenue, 0.93%, 2/1/26	2,000	1,779
Texas Public Finance Authority State of Texas, GO, Series C, 3.01%, 10/1/26, Continuously Callable @100	4,000	3,787
		16,791
Virginia (0.8%):
Virginia Public Building Authority Revenue Series C, 2.25%, 8/1/26	1,370	1,249
Series C, 2.40%, 8/1/27	1,475	1,319
Series C, 2.56%, 8/1/29	2,700	2,320
Virginia Public School Authority Revenue, Series C, 0.55%, 8/1/23	3,000	2,912
		7,800
Wisconsin (0.1%):
State of Wisconsin, GO, Series 4, 1.90%, 5/1/33, Continuously Callable @100	1,000	745
Total Municipal Bonds (Cost $41,765)		37,253
U.S. Government Agency Mortgages (51.8%)
Federal Home Loan Mortgage Corporation Series K027, Class A2, 2.64%, 1/25/23	429	429
Series K029, Class A2, 3.32%, 2/25/23 (d)	2,351	2,339
Series K725, Class A2, 3.00%, 1/25/24	4,887	4,789
Series K037, Class A2, 3.49%, 1/25/24	10,030	9,884
Series K038, Class A2, 3.39%, 3/25/24	3,000	2,943
Series K727, Class A2, 2.95%, 7/25/24	17,294	16,818
Series K052, Class A1, 2.60%, 1/25/25	1,344	1,318
Series K045, Class A2, 3.02%, 1/25/25	2,742	2,643
Series K730, Class A2, 3.59%, 1/25/25	4,829	4,696
Series K056, Class A1, 2.20%, 7/25/25	1,698	1,645
Series K049, Class A2, 3.01%, 7/25/25	4,000	3,840
Series K051, Class A2, 3.31%, 9/25/25	10,000	9,649
Series K733, Class AM, 3.75%, 9/25/25	5,000	4,866
Series K056, Class A2, 2.53%, 5/25/26	5,000	4,691
Series K057, Class A2, 2.57%, 7/25/26	7,000	6,568
Series K061, Class A1, 3.01%, 8/25/26	397	391
Series 3987, Class A, 2.00%, 9/15/26	292	286
Series K059, Class A2, 3.12%, 9/25/26 (d)	4,500	4,292
Series K061, Class A2, 3.35%, 11/25/26 (d)	4,000	3,843
Series K066, Class A2, 3.12%, 6/25/27	3,000	2,848
Series K067, Class A2, 3.19%, 7/25/27	9,274	8,827
Series K069, Class A2, 3.19%, 9/25/27 (d)	2,879	2,738
Series K071, Class A2, 3.29%, 11/25/27	5,000	4,773
Series K078, Class A2, 3.85%, 6/25/28	12,500	12,212
Series K080, Class A2, 3.93%, 7/25/28 (d)	15,000	14,687
3.00%, 3/1/32 – 6/1/42	8,154	7,685
3.50%, 10/1/33 – 8/1/48	14,235	13,435

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Government Securities Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
4.00%, 10/1/33 – 9/1/52	$18,447	$17,835
5.50%, 12/1/35	192	200
Series 3134, Class FA, 4.17% (LIBOR01M+30bps), 3/15/36 (a)	396	391
Series 4023, Class PF, 4.42% (LIBOR01M+55bps), 10/15/41 (a)	333	332
4.50%, 9/1/48 – 10/1/52	4,868	4,748
4.06% (SOFR30A+227bps), 8/1/52 (a)	7,605	7,362
5.00%, 10/1/52	4,930	4,904
		188,907
Federal National Mortgage Association Series 2014-M1, Class A2, 3.40%, 7/25/23 (d)	359	358
Series M7, Class AV2, 2.16%, 10/25/23	1,386	1,372
Series 2015-M13, Class A2, 2.79%, 6/25/25 (d)	1,605	1,533
3.00%, 2/1/27 – 2/1/52	14,060	12,777
Series 2017-M8, Class A2, 3.06%, 5/25/27 (d)	3,629	3,445
Series 2017-M12, Class A2, 3.16%, 6/25/27 (d)	4,324	4,107
Series 73, Class DC, 1.50%, 7/25/27 – 10/25/27	1,981	1,869
Series 102, Class GA, 1.38%, 9/25/27	481	449
Series 2018-M4, Class A2, 3.16%, 3/25/28 (d)	2,549	2,413
Series 2018-M10, Class A2, 3.47%, 7/25/28 (d)	8,049	7,693
1.64%, 9/1/31	1,250	991
Series 2022-M13, Class A2, 2.70%, 6/25/32	3,671	3,235
Series 2005-29, Class FY, 4.32% (LIBOR01M+60bps), 4/25/35 – 8/25/37 (a)	1,177	1,161
5.00%, 12/1/35 – 6/1/52	11,768	11,712
5.50%, 11/1/37 – 10/1/52	5,727	5,799
6.00%, 5/1/38	138	145
4.00%, 8/1/39 – 9/1/52	49,055	46,544
2.50%, 6/1/41 – 11/1/50	12,941	11,195
3.50%, 1/1/42 – 4/1/52	20,572	19,156
2.00%, 11/1/51 – 12/1/51	27,438	22,610
4.50%, 6/1/52 – 9/1/52	33,153	32,231
3.50%, 7/1/52 (e)	4,958	4,538
		195,333
Government National Mortgage Association 8.00%, 6/15/23 – 9/15/30	183	192
4.50%, 4/20/24 – 3/20/41	12,448	12,494
7.00%, 5/15/27 – 7/15/32	588	614
7.50%, 2/15/28 – 11/15/31	140	146
6.00%, 4/15/28 – 12/15/38	5,159	5,419
6.50%, 5/15/28 – 8/20/34	1,496	1,571
6.75%, 5/15/28	5	5
5.50%, 4/20/33 – 6/15/39	7,595	7,910
5.00%, 5/20/33 – 2/15/39	2,189	2,245
4.00%, 7/15/40 – 11/20/49	7,593	7,220
2.50%, 2/20/50 – 12/20/51	26,419	23,228
Series 2022-68, Class WQ, 3.54%, 5/20/50 (d)	4,611	4,330
3.00%, 8/20/51 – 10/20/51	19,735	17,865
		83,239

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Government Securities Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Small Business Administration Pools 3.40% (PRIME-285bps), 9/25/31 (a)	$4,454	$4,404
5.87% (PRIME-38bps), 2/25/32 (a)	4,533	4,714
7.13% (PRIME+88bps), 2/25/32 (a)	4,118	4,379
7.83% (PRIME+158bps), 2/25/32 (a)	3,660	3,974
3.75% (PRIME-250bps), 9/25/32 (a)	3,940	3,927
4.50% (PRIME-175bps), 10/25/34 (a)	1,631	1,655
		23,053
		490,532
Total U.S. Government Agency Mortgages (Cost $520,829)		490,532
U.S. Treasury Obligations (37.7%)
U.S. Treasury Bonds 5.25%, 2/15/29	5,000	5,373
3.38%, 8/15/42	5,000	4,577
U.S. Treasury Notes 0.13%, 9/15/23	6,000	5,786
0.38%, 10/31/23	10,000	9,609
0.25%, 11/15/23	5,000	4,791
2.00%, 4/30/24	5,000	4,820
2.00%, 6/30/24	10,000	9,612
0.38%, 8/15/24	5,000	4,664
1.88%, 8/31/24	10,000	9,558
2.25%, 11/15/24	5,000	4,801
2.13%, 11/30/24	4,000	3,831
2.50%, 1/31/25	7,000	6,739
2.00%, 2/15/25	4,000	3,806
2.13%, 5/15/25	4,500	4,282
0.25%, 7/31/25	6,000	5,418
0.25%, 8/31/25	12,000	10,798
0.25%, 10/31/25	20,000	17,927
0.38%, 1/31/26	24,000	21,405
1.38%, 8/31/26	7,000	6,370
0.88%, 9/30/26	25,000	22,270
1.63%, 10/31/26	7,000	6,414
1.13%, 2/29/28	15,000	13,092
1.25%, 4/30/28	5,000	4,377
2.88%, 5/15/28	25,000	23,814
1.25%, 5/31/28	5,000	4,367
1.00%, 7/31/28	3,000	2,572
1.13%, 8/31/28	5,000	4,312
1.38%, 10/31/28	20,000	17,439
2.38%, 3/31/29	30,000	27,614
2.38%, 5/15/29	10,000	9,204
2.75%, 5/31/29	15,000	14,111
0.88%, 11/15/30	7,000	5,690
1.63%, 5/15/31	10,000	8,555
1.25%, 8/15/31	40,000	32,950
4.13%, 11/15/32	15,000	15,593
Total U.S. Treasury Obligations (Cost $387,434)		356,541

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Government Securities Fund	Schedule of Portfolio Investments — continued November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Investment Companies (0.1%)
Federated Treasury Obligations Fund Institutional Shares, 3.66% (f)	1,370,581	$1,371
Total Investment Companies (Cost $1,371)		1,371
Repurchase Agreements (4.0%)
Credit Agricole CIB NY, 3.78%, 12/1/22, purchased on 11/30/22, with a maturity date of 12/1/22, with a value of $38,000 (collateralized by Federal National Mortgage Association, 3.00% – 5.50%, due 1/1/39 – 10/1/52, with a value of $38,760)	$38,000	38,000
Total Repurchase Agreements (Cost $38,000)		38,000
Total Investments (Cost $1,015,912) — 100.2%		948,292
Liabilities in excess of other assets — (0.2)%		(1,827)
NET ASSETS — 100.00%		$946,465

(a)  Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2022.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of November 30, 2022, the fair value of these securities was $8,962 thousands and amounted to 0.9% of net assets.

(c)  Amount represents less than 0.05% of net assets.

(d)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at November 30, 2022.

(e)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(f)  Rate disclosed is the daily yield on November 30, 2022.

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

LIBOR — London Interbank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of November 30, 2022, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of November 30, 2022, based on the last reset date of the security

LLC — Limited Liability Company

PRIME — US Prime rate, rate disclosed as of November 30, 2022.

SOFR30A — 30-day average of SOFR, rate disclosed as of November 30, 2022.

See notes to financial statements.

7

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

USAA Government Securities Fund
Assets:
Investments, at value (Cost $977,912)	$910,292
Repurchase agreements, at value (Cost $38,000)	38,000
Receivables:
Interest	2,965
Capital shares issued	69
Investments sold	165
From Adviser	7
Prepaid expenses	44
Total Assets	951,542
Liabilities:
Payables:
Distributions	29
Investments purchased	4,535
Capital shares redeemed	115
Accrued expenses and other payables:
Investment advisory fees	144
Administration fees	87
Custodian fees	11
Transfer agent fees	84
Compliance fees	1
Trustees' fees	1
12b-1 fees	— (a)
Other accrued expenses	70
Total Liabilities	5,077
Net Assets:
Capital	1,028,966
Total accumulated earnings/(loss)	(82,501)
Net Assets	$946,465
Net Assets
Fund Shares	$255,833
Institutional Shares	688,678
Class A	33
R6 Shares	1,921
Total	$946,465
Shares (unlimited number of shares authorized with no par value):
Fund Shares	28,984
Institutional Shares	77,994
Class A	4
R6 Shares	218
Total	107,200
Net asset value, offering and redemption price per share: (b)
Fund Shares	$8.83
Institutional Shares	8.83
Class A	8.83
R6 Shares	8.83
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$9.03

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

8

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2022

(Amounts in Thousands)  (Unaudited)

	USAA Government Securities Fund
Investment Income:
Dividends	$18
Interest	12,507
Securities lending (net of fees)	4
Total Income	12,529
Expenses:
Investment advisory fees	882
Administration fees — Fund Shares	196
Administration fees — Institutional Shares	356
Administration fees — Class A	—	(a)
Administration fees — R6 Shares	—	(a)
Sub-Administration fees	12
12b-1 fees — Class A	—	(a)
Custodian fees	24
Transfer agent fees — Fund Shares	168
Transfer agent fees — Institutional Shares	356
Transfer agent fees — Class A	—	(a)
Transfer agent fees — R6 Shares	—	(a)
Trustees' fees	24
Compliance fees	4
Legal and audit fees	45
State registration and filing fees	43
Other expenses	75
Total Expenses	2,185
Expenses waived/reimbursed by Adviser	(20)
Net Expenses	2,165
Net Investment Income (Loss)	10,364
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(7,861)
Net change in unrealized appreciation/depreciation on investment securities	(30,800)
Net realized/unrealized gains (losses) on investments	(38,661)
Change in net assets resulting from operations	$(28,297)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Government Securities Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$10,364	$15,961
Net realized gains (losses)	(7,861)	(3,196)
Net change in unrealized appreciation/depreciation	(30,800)	(75,241)
Change in net assets resulting from operations	(28,297)	(62,476)
Distributions to Shareholders:
Fund Shares	(2,870)	(8,608)
Institutional Shares	(8,160)	(21,688)
Class A	— (a)	(11)
R6 Shares	(12)	(13)
Change in net assets resulting from distributions to shareholders	(11,042)	(30,320)
Change in net assets resulting from capital transactions	(58,104)	263,131
Change in net assets	(97,443)	170,335
Net Assets:
Beginning of period	1,043,908	873,573
End of period	$946,465	$1,043,908

(a)  Rounds to less than $1 thousand.

(continues on next page)

See notes to financial statements.

10

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Government Securities Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued	$14,838	$36,461
Distributions reinvested	2,707	8,152
Cost of shares redeemed	(23,184)	(74,015)
Total Fund Shares	$(5,639)	$(29,402)
Institutional Shares
Proceeds from shares issued	$34,324	$300,038
Distributions reinvested	8,160	21,687
Cost of shares redeemed	(96,343)	(29,311)
Total Institutional Shares	$(53,859)	$292,414
Class A
Proceeds from shares issued	$— (a)	$113
Distributions reinvested	— (a)	11
Cost of shares redeemed	(5)	(413)
Total Class A	$(5)	$(289)
R6 Shares
Proceeds from shares issued	$1,423	$450
Distributions reinvested	12	13
Cost of shares redeemed	(36)	(55)
Total R6 Shares	$1,399	$408
Change in net assets resulting from capital transactions	$(58,104)	$263,131
Share Transactions:
Fund Shares
Issued	1,663	3,749
Reinvested	304	837
Redeemed	(2,592)	(7,580)
Total Fund Shares	(625)	(2,994)
Institutional Shares
Issued	3,905	30,328
Reinvested	914	2,234
Redeemed	(10,664)	(3,125)
Total Institutional Shares	(5,845)	29,437
Class A
Issued	— (b)	12
Reinvested	— (b)	1
Redeemed	— (b)	(45)
Total Class A	— (b)	(32)
R6 Shares
Issued	163	46
Reinvested	1	1
Redeemed	(4)	(6)
Total R6 Shares	160	41
Change in Shares	(6,310)	26,452

(a)  Rounds to less than $1 thousand.

(b)  Rounds to less than 1 thousand shares.

See notes to financial statements.

11

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
USAA Government Securities Fund
Fund Shares
Six Months Ended November 30, 2022 (Unaudited)	$9.19	0.09	(h)	(0.35)	(0.26)	(0.10)	—	(0.10)
Year Ended May 31: 2022	$10.03	0.15	(h)	(0.71)	(0.56)	(0.17)	(0.11)	(0.28)
2021	$10.23	0.21	(h)	(0.15)	0.06	(0.22)	(0.04)	(0.26)
2020	$9.84	0.24	(h)	0.39	0.63	(0.24)	—	(0.24)
2019	$9.55	0.23		0.29	0.52	(0.23)	—	(0.23)
2018	$9.86	0.20		(0.31)	(0.11)	(0.20)	—	(0.20)
Institutional Shares
Six Months Ended November 30, 2022 (Unaudited)	$9.20	0.10	(h)	(0.37)	(0.27)	(0.10)	—	(0.10)
Year Ended May 31: 2022	$10.04	0.16	(h)	(0.71)	(0.55)	(0.18)	(0.11)	(0.29)
2021	$10.23	0.22	(h)	(0.14)	0.08	(0.23)	(0.04)	(0.27)
2020	$9.85	0.24	(h)	0.39	0.63	(0.25)	—	(0.25)
2019	$9.55	0.24		0.30	0.54	(0.24)	—	(0.24)
2018	$9.86	0.21		(0.31)	(0.10)	(0.21)	—	(0.21)

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through September 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

12

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(a)(b)	Net Expenses(c)(d)(e)(f)	Net Investment Income (Loss)(c)	Gross Expenses(c)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(g)
USAA Government Securities Fund
Fund Shares
Six Months Ended November 30, 2022 (Unaudited)	$8.83	(2.85)%	0.52%	2.06%	0.52%	$255,833	17%
Year Ended May 31: 2022	$9.19	(5.71)%	0.42%	1.56%	0.42%	$272,233	34%
2021	$10.03	0.56%	0.41%	2.04%	0.41%	$327,111	15%
2020	$10.23	6.49%	0.43%	2.36%	0.43%	$364,077	11%
2019	$9.84	5.56%	0.47%	2.42%	0.47%	$328,123	9%
2018	$9.55	(1.09)%	0.48%	2.09%	0.48%	$333,464	15%
Institutional Shares
Six Months Ended November 30, 2022 (Unaudited)	$8.83	(2.90)%	0.42%	2.16%	0.42%	$688,678	17%
Year Ended May 31: 2022	$9.20	(5.64)%	0.35%	1.61%	0.35%	$771,104	34%
2021	$10.04	0.75%	0.32%	2.12%	0.32%	$545,930	15%
2020	$10.23	6.45%	0.36%	2.43%	0.36%	$638,299	11%
2019	$9.85	5.76%	0.38%	2.55%	0.38%	$742,233	9%
2018	$9.55	(1.01)%	0.39%	2.18%	0.39%	$251,297	15%

(continues on next page)

See notes to financial statements.

13

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions	Redemption Fees Added to Beneficial Interests:
USAA Government Securities Fund
Class A
Six Months Ended November 30, 2022 (Unaudited)	$9.19	0.09	(h)	(0.36)	(0.27)	(0.09)	—	(0.09)	$—
Year Ended May 31: 2022	$10.03	0.15	(h)	(0.71)	(0.56)	(0.17)	(0.11)	(0.28)	—
2021	$10.22	0.19	(h)	(0.14)	0.05	(0.20)	(0.04)	(0.24)	—
2020	$9.84	0.20	(h)	0.39	0.59	(0.21)	—	(0.21)	—
2019	$9.54	0.21		0.30	0.51	(0.21)	—	(0.21)	—
2018	$9.85	0.18		(0.31)	(0.13)	(0.18)	—	(0.18)	—	(k)
R6 Shares
Six Months Ended November 30, 2022 (Unaudited)	$9.20	0.10	(h)	(0.36)	(0.26)	(0.11)	—	(0.11)	—
Year Ended May 31: 2022	$10.01	0.16	(h)	(0.67)	(0.51)	(0.19)	(0.11)	(0.30)	—
2021	$10.22	0.23	(h)	(0.15)	0.08	(0.25)	(0.04)	(0.29)	—
2020	$9.84	0.24	(h)	0.39	0.63	(0.25)	—	(0.25)	—
2019	$9.55	0.24		0.29	0.53	(0.24)	—	(0.24)	—
2018	$9.85	0.22		(0.30)	(0.08)	(0.22)	—	(0.22)	—

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through September 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

See notes to financial statements.

14

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)	Net Expenses(c)(d)(e)(f)		Net Investment Income (Loss)(c)	Gross Expenses(c)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(g)
USAA Government Securities Fund
Class A
Six Months Ended November 30, 2022 (Unaudited)	$8.83	(2.96)%	0.61	%(i)	1.95%	53.52%	$33	17%
Year Ended May 31: 2022	$9.19	(5.70)%	0.41	%(j)	1.56%	3.28%	$40	34%
2021	$10.03	0.43%	0.70%		1.89%	1.06%	$365	15%
2020	$10.22	6.04%	0.75%		2.03%	0.80%	$5,299	11%
2019	$9.84	5.37%	0.75%		2.14%	0.87%	$5,042	9%
2018	$9.54	(1.36)%	0.75%		1.82%	0.87%	$4,804	15%
R6 Shares
Six Months Ended November 30, 2022 (Unaudited)	$8.83	(2.86)%	0.33	%(i)	2.35%	2.47%	$1,921	17%
Year Ended May 31: 2022	$9.20	(5.26)%	0.26	%(j)	1.65%	3.55%	$531	34%
2021	$10.01	0.75%	0.31%		2.30%	0.46%	$167	15%
2020	$10.22	6.46%	0.35%		2.43%	0.39%	$7,903	11%
2019	$9.84	5.68%	0.35%		2.54%	0.51%	$6,425	9%
2018	$9.55	(0.87)%	0.35%		2.22%	0.64%	$6,345	15%

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Per share net investment income (loss) has been calculated using the average daily shares method.

(i)  Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 3.95% and 0.24% higher for Class A and R6 Shares, respectively.

(j)  Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.40% and 0.22% higher for Class A and R6 Shares, respectively.

(k)  Amount is less than $0.005 per share.

See notes to financial statements.

15

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Government Securities Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Class A, and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Victory Capital Management ("VCM" or the "Adviser"), is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

The Adviser, acting as the valuation designee has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Repurchase agreements are valued at cost.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$24,595	$—	$24,595
Municipal Bonds	—	37,253	—	37,253
U.S. Government Agency Mortgages	—	490,532	—	490,532
U.S. Treasury Obligations	—	356,541	—	356,541
Investment Companies	1,371	—	—	1,371
Repurchase Agreements	—	38,000	—	38,000
Total	$1,371	$946,921	$—	$948,292

For the six months ended November 30, 2022, there were no transfers into/out of Level 3.

Repurchase Agreements:

The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At November 30, 2022, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days a month or more after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18F-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

As of November 30, 2022, the Fund did not have any securities on loan.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

For the six months ended November 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$8,993	$26,130	$150,002	$204,883

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at www.vcm.com. As of November 30, 2022, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	3.4
USAA Target Retirement Income Fund	16.3
USAA Target Retirement 2030 Fund	19.2
USAA Target Retirement 2040 Fund	9.9
USAA Target Retirement 2050 Fund	2.3
USAA Target Retirement 2060 Fund	0.5

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper Intermediate U.S. Government Funds Index. The Lipper Intermediate U.S. Government Funds Index tracks the total return performance of the largest funds within the Lipper Intermediate U.S. Government Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate U.S. Government Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period June 1, 2022, to November 30, 2022, performance adjustments were $89, $183, $1, and $1 for Fund Shares, Institutional Shares, Class A, and R6 Shares, in thousands, respectively. Performance adjustments were 0.07%, 0.05%, 3.82%, and 0.22% for Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10% and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended November 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended November 30, 2022, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended November 30, 2022, the Distributor did not receive any commissions.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2022, the expense limits (excluding voluntary waivers) were 0.48%, 0.39%, 0.75%, and 0.35% for Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of November 30, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at November 30, 2022.

Expires 2024	Expires 2025	Expires 2026	Total
$25	$22	$18	$65

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. For the six months ended November 30, 2022, the Adviser voluntarily waived fees of $2 thousand.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

Prepayment and Extension Risk — Mortgage-backed securities make regularly scheduled payments of principal along with interest payments. In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A homeowner's default on the mortgage also may cause a prepayment of the mortgage. This unpredictability of the mortgage's cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, homeowners may find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current lower rate. On the other hand, when interest rates rise, homeowners generally will not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which is called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.

Liquidity Risk — Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-income mutual funds and decreased liquidity from fixed-income securities could hurt the Fund's performance. In addition, significant securities market disruptions related to outbreaks of COVID-19 have led to dislocation in the market for a variety of fixed-income securities (including municipal obligations), which has decreased liquidity and sharply reduced returns.

LIBOR Discontinuation Risk — The London Interbank Offered Rate ("LIBOR") discontinuation may adversely affect the financial markets generally and the Fund's operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.

Non-LIBOR floating-rate obligations, including Secured Overnight Financing Rate ("SOFR")-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.

Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Fund and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include AMERIBOR (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component.

It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Fund and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from June 1, 2022, through June 27, 2022, interest was based on the one-month LIBOR plus one percent. Effective with the renewal, for the period June 28, 2022, through November 30, 2022, interest was based on the one-month SOFR plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2022.

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended November 30, 2022.

8. Federal Income Tax Information:

Distributable net realized gains, if any, are declared and paid at least annually. Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended May 31, 2022, the Fund had net capital loss carryforwards as summarized in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Total
$5,027	$5,027

9. Subsequent Event:

On December 9, 2022, the Board of Trustees of USAA Mutual Funds Trust ("Trust"), upon the recommendation of Victory Capital Management Inc., the Trust's investment adviser, approved a Plan of Liquidation ("Plan") for the USAA Government Securities Fund Class A Shares (the "Share Class"). It is anticipated that the Share Class will liquidate on or about February 22, 2023. On the liquidation date, the Share Class will redeem all its outstanding shares at the net asset value of such shares.

Effective December 19, 2022, the Share Class will be closed to new investors and shareholder accounts. Through the NAV on February 15, 2023, the Share Class will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders. Please note that no other classes of the Fund are affected.

25

USAA Mutual Funds Trust	Supplemental Information November 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2022, through November 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/22	Actual Ending Account Value 11/30/22	Hypothetical Ending Account Value 11/30/22	Actual Expenses Paid During Period 6/1/22- 11/30/22*	Hypothetical Expenses Paid During Period 6/1/22- 11/30/22*	Annualized Expense Ratio During Period 6/1/22- 11/30/22
Fund Shares	$1,000.00	$971.50	$1,022.46	$2.57	$2.64	0.52%
Institutional Shares	1,000.00	971.00	1,022.96	2.08	2.13	0.42%
Class A	1,000.00	970.40	1,022.01	3.01	3.09	0.61%
R6 Shares	1,000.00	971.40	1,023.41	1.63	1.67	0.33%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

26

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

23414-0123

NOVEMBER 30, 2022

Semi Annual Report

USAA Treasury Money Market Trust®

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	16
Proxy Voting and Portfolio Holdings Information	16
Expense Example	16
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Treasury Money Market Trust	November 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks maximum current income while maintaining the highest degree of safety and liquidity.

Portfolio Mix:

November 30, 2022

(% of Net Assets)

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Treasury Money Market Trust	Schedule of Portfolio Investments November 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Obligations (19.7%)
U.S. Treasury Notes 4.37% (USBMMY3M+5bps), 1/31/23 (a)	$75,000	$75,022
4.35% (USBMMY3M+3bps), 4/30/23 (a)	50,000	50,055
Total U.S. Treasury Obligations (Cost $125,077)		125,077
Repurchase Agreements (80.0%)
Bank of America Securities, Inc., 3.79%, 12/1/22, purchased on 11/30/22, with a maturity date of 12/1/22, with a value of $90,000 (collateralized by U.S. Treasury Notes, 2.38%, due 5/15/29, with a value of $91,800)	90,000	90,000
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 3.77%, 12/1/22, purchased on 11/30/22, with a maturity date of 12/1/22, with a value of $420,000 (collateralized by U.S. Treasury Inflation Note Index (b), 0.63% – 2.63%, due 1/31/29 – 7/15/32, with a value of $428,400)	420,000	420,000
Total Repurchase Agreements (Cost $510,000)		510,000
Total Investments (Cost $635,077) — 99.7%		635,077
Other assets in excess of liabilities — 0.3%		2,219
NET ASSETS — 100.00%		$637,296

(a)  Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2022.

(b)  U.S. Treasury inflation-indexed notes — designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

bps — Basis points

USBMMY3M — 3 Month Treasury Bill Rate

See notes to financial statements.

3

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Treasury Money Market Trust
Assets:
Investments, at value (Cost $125,077)	$125,077
Repurchase agreements, at value (Cost $510,000)	510,000
Cash	1,710
Receivables:
Interest	509
Capital shares issued	268
From Adviser	25
Prepaid expenses	23
Total Assets	637,612
Liabilities:
Payables:
Distributions	5
Capital shares redeemed	83
Accrued expenses and other payables:
Investment advisory fees	67
Administration fees	53
Custodian fees	1
Transfer agent fees	55
Compliance fees	1
Trustees' fees	1
Other accrued expenses	50
Total Liabilities	316
Net Assets:
Capital	637,296
Total accumulated earnings/(loss)	—	(a)
Net Assets	$637,296
Shares (unlimited number of shares authorized with no par value):	637,297
Net asset value, offering and redemption price per share: (b)	$1.00

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

4

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2022

(Amounts in Thousands)  (Unaudited)

USAA Treasury Money Market Trust
Investment Income:
Interest	$7,504
Total Income	7,504
Expenses:
Investment advisory fees	369
Administration fees	295
Sub-Administration fees	9
Custodian fees	2
Transfer agent fees	295
Trustees' fees	24
Compliance fees	3
Legal and audit fees	32
State registration and filing fees	26
Other expenses	44
Total Expenses	1,099
Expenses waived/reimbursed by Adviser	(66)
Net Expenses	1,033
Net Investment Income	6,471
Change in net assets resulting from operations	$6,471

See notes to financial statements.

5

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Treasury Money Market Trust
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
From Investments:
Operations:
Net Investment Income	$6,471	$198
Change in net assets resulting from operations	6,471	198
Change in net assets resulting from distributions to shareholders	(6,471)	(198)
Change in net assets resulting from capital transactions	117,315	23,204
Change in net assets	117,315	23,204
Net Assets:
Beginning of period	519,981	496,777
End of period	$637,296	$519,981
Capital Transactions:
Proceeds from shares issued	$247,533	$145,813
Distributions reinvested	6,457	197
Cost of shares redeemed	(136,675)	(122,806)
Change in net assets resulting from capital transactions	$117,315	$23,204
Share Transactions:
Issued	247,533	145,813
Reinvested	6,457	197
Redeemed	(136,675)	(122,806)
Change in Shares	117,315	23,204
See notes to financial statements.

6

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7

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities						Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses)		Total from Investment Activities		Net Investment Income	Total Distributions
Six Months Ended November 30, 2022 (Unaudited)	$1.00	0.01	(e)	—		0.01		(0.01)	(0.01)
Year Ended May 31: 2022	$1.00	—	(e)(f)	—		—	(f)	— (f)	— (f)
2021	$1.00	—	(e)(f)	—	(f)	—	(f)	— (f)	— (f)
2020	$1.00	0.01	(e)	—		0.01		(0.01)	(0.01)
2019	$1.00	0.02		—		0.02		(0.02)	(0.02)
2018	$1.00	0.01		—		0.01		(0.01)	(0.01)

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through September 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 3 of the accompanying Notes to Financial Statements.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

(f)  Amount is less than $0.005 per share.

(g)  Prior to August 1, 2017, USAA Asset Management Company (previous Adviser) voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.

See notes to financial statements.

8

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(a)(b)		Net Expenses(c)(d)		Net Investment Income(c)	Gross Expenses(c)	Net Assets, End of Period (000's)
Six Months Ended November 30, 2022 (Unaudited)	$1.00	1.07%		0.35%		2.19%	0.37%	$637,296
Year Ended May 31: 2022	$1.00	0.04%		0.11%		0.04%	0.37%	$519,981
2021	$1.00	0.03%		0.12%		0.03%	0.38%	$496,777
2020	$1.00	1.23%		0.33%		1.21%	0.34%	$543,913
2019	$1.00	1.88%		0.35%		1.88%	0.35%	$4,858,998
2018	$1.00	0.89	%(g)	0.35	%(g)	0.91%	0.35%	$3,732,359

See notes to financial statements.

9

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Treasury Money Market Trust (the "Fund"). The Fund is classified as diversified under the 1940 Act.

The Fund operates as a government money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act and as a government money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

The Fund has adopted policies and procedures permitting the Trust's Board of Trustees (the "Board") to impose a liquidity fee or to temporarily suspend redemptions from the Fund (impose a "redemption gate") if the Fund's weekly liquid assets fall below specific thresholds, such as during times of market stress. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund. The imposition of a redemption gate would temporarily delay your ability to redeem your investments in the Fund.

Victory Capital Management ("VCM" or the "Adviser"), is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

10

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

The Adviser, acting as the valuation designee has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Board's oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Repurchase agreements are valued at cost.

All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act and the Money Market Funds: Procedures to Stabilize Net Asset Value ("the Procedures"). This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the Committee, under the Procedures to stabilize net assets and valuation procedures approved by the Board.

Repurchase Agreements:

The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At November 30, 2022, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

For the six months ended November 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

11

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Custodian fees.

3. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC").

The Fund's Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the Fund's average daily net assets. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. Transfer agent's fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended November 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2022, the expense limit (excluding voluntary waivers) was 0.35%.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

In addition, the Adviser agreed to further reimburse fees in excess of the Fund's expense limit of 0.35%. These voluntary reductions, to the extent necessary, are to maintain a certain minimum net yield of the Fund. Under this agreement to reimburse additional fees, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years after the fiscal year in which the waiver or reimbursement took place, to the extent any repayments would not cause the Fund's net yield to fall below the Fund's minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.

As of November 30, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at November 30, 2022.

Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
$745	$1,348	$1,298	$66	$3,457

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

4. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Stable Net Asset Value Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Interest Rate Risk — When interest rates rise, debt security prices generally fall. The opposite also generally is true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of debt securities. The Fund's yield will vary. A sharp and unexpected rise in interest rates could cause the Fund's share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield and could also impair the Fund's ability to maintain a stable net asset value.

Large-Shareholders Risk — The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund's distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund's shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

5. Borrowing:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from June 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through November 30, 2022, interest was based on the one-month Secured Overnight Financing Rate ("SOFR") plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2022.

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2022

  (Unaudited)

6. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended May 31, 2022, the Fund had net capital loss carryforwards as summarized in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Total
$1	$1

15

USAA Mutual Funds Trust	Supplemental Information November 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Fund makes available on VCM.com a complete list of portfolio holdings no sooner than 5 business days after the end of each month. Form N-MFP is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2022, through November 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/22	Actual Ending Account Value 11/30/22	Hypothetical Ending Account Value 11/30/22	Actual Expenses Paid During Period 6/1/22-11/30/22*	Hypothetical Expenses Paid During Period 6/1/22-11/30/22*	Annualized Expense Ratio During Period 6/1/22-11/30/22
$1,000.00	$1,010.70	$1,023.31	$1.76	$1.78	0.35%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

16

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

23416-0123

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	USAA Mutual Fund Trust

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	February 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	January 27, 2023

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	February 1, 2023